As filed with the U.S. Securities and Exchange Commission on January 22, 2018

Securities Act File No. 333-166018

Investment Company Act File No. 811-22406

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 52	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑

Amendment No. 54	☑

MIRAE ASSET DISCOVERY FUNDS
(Exact Name of Registrant as Specified in Charter)
625 Madison Avenue, 3rd Floor
New York, New York 10022
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (212) 205-8300

Peter T.C. Lee
625 Madison Avenue, 3rd Floor
New York, New York 10022
(Name and Address of Agent for Service)

Copy to:
Michael P. Malloy
Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered:  An indefinite number of shares of Beneficial Interest is being registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

Mirae Asset Discovery Funds

Emerging Markets Corporate Debt Fund

Emerging Markets Corporate Debt Fund
Class A	MAEBX
Class C	MCEBX
Class I	MIEBX

Prospectus

January 22, 2018

This prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

FUND SUMMARY

EMERGING MARKETS CORPORATE DEBT FUND

Investment Objective

The primary investment objective of Emerging Markets Corporate Debt Fund (the “Fund”) is to achieve total return. As a secondary investment objective, the Fund seeks capital preservation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, a series of Mirae Asset Discovery Funds (the “Trust”). You may qualify for sales charge discounts if you and your family invest, or agree to invest, at least $50,000 in the Trust. More information about these and other discounts is available from your financial professional and in the “Description of the Share Classes” section on page 16 of the Fund’s Prospectus and in the “Purchase and Redemption of Shares” section of the Fund’s statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Class I
Maximum Sales Charge (Load) imposed on purchases (as a percentage of the offering price)	4.50%	None	None

Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a percentage of the original cost or redemption proceeds, whichever is less) (a 1.00% deferred sales charge may apply on certain redemptions of Class A Shares made within 18 months of purchase if purchased without an initial sales charge)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees	0.40%	0.40%	0.40%
Distribution and Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses*	1.50%	1.50%	1.50%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	2.16%	2.91%	1.91%
Fee Waiver and Expense Reimbursement**	(1.35)%	(1.35)%	(1.35)%
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	0.81%	1.56%	0.56%

*	Other Expenses are based on estimated amounts.

**	The Fund’s investment manager, Mirae Asset Global Investments (USA) LLC (“Mirae Asset USA” or the “Investment Manager”), has contractually agreed to waive its management fee and, if necessary, to reimburse the Fund so that total operating expenses (excluding interest expense, taxes, brokerage commissions, acquired fund fees and expenses and certain other Fund expenses) of the Fund do not exceed 0.80% (for Class A Shares), 1.55% (for Class C Shares) and 0.55% (for Class I Shares) of average daily net assets through August 31, 2019. Each share class may have to repay Mirae Asset USA some of these amounts waived or reimbursed within three years if total operating expenses fall below the expense cap described above. Such repayments are subject to approval by the Board of Trustees, and amounts recaptured under the agreement, if any, are limited to the lesser of (i) the expense limitation in effect at the time of the waiver or reimbursement and (ii) the expense limitation in effect at the time of the recapture. The agreement may be terminated prior to August 31, 2019 upon 90 days’ prior written notice by a majority of the non-interested trustees of the Trust or by a majority of the outstanding voting securities of the Fund. More information about the Fund’s fee waiver and expense reimbursement agreement is available in the “Management of the Fund” section beginning on page 13 of the Fund’s Prospectus.

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Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A	$528	$968
Class C	$258	$770
Class I	$56	$466

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years
Class A	$528	$968
Class C	$158	$770
Class I	$56	$466

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when you hold Fund shares in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies of the Fund

Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any borrowings for investment purposes, measured at the time of purchase, in corporate debt instruments (i) of issuers in emerging markets or (ii) that are tied economically to emerging markets.

The Fund may purchase fixed and floating rate debt securities and debt obligations of governments, government-related or corporate issuers. The Fund also may invest in bond exchange-traded funds (“ETFs”) with exposure to foreign and domestic markets, asset backed securities ("ABS") and commercial paper. The Fund may invest in both investment grade securities and non-investment grade securities (also known as high yield or “junk bonds”) of developed and emerging market countries. The Fund will have significant exposure to emerging market securities and may have significant exposure to non-investment grade securities. The securities in which the Fund invests will mainly be denominated in U.S. dollars but may be denominated in foreign currencies. The Fund may invest in securities of companies of any market capitalization. Additionally, the Fund may invest in securities of any maturity or duration.

The Investment Manager considers emerging market countries to include any country that is: (i) generally recognized to be an emerging market country by the international financial community; (ii) classified by the United Nations as a developing country; or (iii) included in the MSCI Emerging Markets Index. The Investment Manager determines that an investment is tied economically to an emerging market if such investment satisfies one or more of the following conditions: (i) the issuer’s primary trading market is in an emerging market; (ii) the issuer is organized under the laws of, derives at least 50% of its revenue from, or has at least 50% of its assets in emerging markets; (iii) the investment is included in the JP Morgan Corporate Emerging Markets Bond Index Diversified; or (iv) the investment is exposed to the economic risks and returns of emerging markets. The Investment Manager considers developed market countries to include any country that is: (i) generally recognized to be a developed country by the international financial community; (ii) classified by the United Nations as a developed country; or (iii) included in the MSCI World Index.

The Fund also may invest in derivative instruments, including bond futures, interest rate futures, foreign exchange futures, foreign currency forwards, foreign currency futures and foreign currency swaps and credit default swaps. The derivative instruments may be used for hedging purposes, to enhance returns, to obtain exposure to various market sectors or for investment purposes. Actual exposures will vary over time.

The Fund employs a top-down, dynamic approach in allocating the Fund’s assets based on the Investment Manager’s judgment of changing market, political, and economic conditions. The Investment Manager considers various factors, including evaluation of interest rates, currency exchange rates, and the relative risk and return characteristics of prospective investments when determining how to achieve desired exposures.

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The Fund also employs a bottom-up fundamental approach in determining over or underweight positions of individual securities. The Investment Manager reviews not only an issuer’s debt profile, cash flow, liquidity, profitability, and future prospects, but also its industry and sector trend to determine the relative attractiveness of a security.

The Fund will compare its performance to a benchmark index, the JP Morgan Corporate Emerging Markets Bond Index Diversified (“JP Morgan CEMBI Diversified”). The Fund’s Investment Manager has considerable latitude in allocating the Fund’s investments and in selecting securities and derivative instruments to implement the Fund’s investment approach, and, except as otherwise described herein. The Fund does not track an index, but the Fund’s portfolio may have similar characteristics to JP Morgan CEMBI Diversified.

Although the Fund may invest more than 25% of its assets in issuers located in a single country or in a limited number of countries, under normal market conditions the Fund will invest in at least three different countries.

The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the “Investment Company Act”), which means that it can invest more of its assets in fewer companies than diversified funds.

Principal Risks of Investment in the Fund

The Fund cannot guarantee that it will achieve its investment objective. As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund. Principal risks related to an investment in the Fund are summarized below.

Asset Allocation Risk – The Fund’s ability to achieve its investment objective will depend, in part, on the Investment Manager’s ability to select the best allocation of assets across the various developed and emerging markets. There is a risk that the Investment Manager’s evaluations and assumptions may be incorrect in view of actual market conditions.

Asset-Backed Securities Risk - The value of the asset-backed securities is largely determined by the market’s perception of the assets backing the securities, the credit quality of the underlying assets, and the amount and quality of any credit enhancement of the securities. Asset-backed securities are sensitive to changes in interest rates and are especially susceptible to prepayment and extension risks.

Credit Risk – The issuer of a fixed income security, or the counterparty to a contract with respect to such a security, such as swaps or other derivatives, may become unable or unwilling to meet its financial obligations. Various market participants, such as rating agencies or pricing services, also may affect the security by downgrading the credit of the issuer of the security, which may decrease its value.

Derivatives Risk – The Fund may utilize derivatives for hedging purposes, to enhance returns or to obtain exposure to various market sectors or for investment purposes. The risks of derivatives include liquidity, interest rate, market, credit and management risks. The instrument may be also mispriced or improperly valued, and the Fund could lose more than the principal amount invested. Unpredictable or rapid changes in the currency markets could also negatively affect the value of currency derivatives, such as currency forward/futures/swaps contracts. Derivatives also may give rise to increased leverage, and the Fund may become more volatile to market changes. The extent and impact of recently adopted regulations and potential new regulations regarding the derivatives markets are not yet known and may not be known for some time. In December 2015, the SEC proposed a new rule to regulate registered investment companies’ use of derivatives. If adopted, the new rule may make derivatives more costly, may limit the availability of investments in derivatives, or may otherwise adversely affect the value or performance of derivatives.

Foreign Securities Risk – Foreign investments may be subject to different and, in some cases, less stringent regulatory and disclosure standards than U.S. investments. Also, political concerns, fluctuations in foreign currencies and differences in taxation, trading, settlement, custodial and other operational practices may result in foreign investments being more volatile and less liquid than U.S. investments. Foreign regulatory and fiscal policies may affect the ability to trade securities across markets. Foreign markets also may differ widely in trading and execution capabilities, liquidity and expenses, including brokerage and transaction costs. Brokerage and transaction costs generally are higher for foreign securities than for U.S. investments. Foreign investments typically are issued and traded in foreign currencies. As a result, their values may be affected significantly by changes in exchange rates between foreign currencies and the U.S. dollar.

Emerging Markets Risk – The risks of foreign investments are typically greater in emerging market countries. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

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Exchange-Traded Funds Risk – The Fund may invest directly in bond ETFs. An ETF is generally a passive investment vehicle and generally will not attempt to take defensive positions if the market becomes volatile or adversely affected by certain events. If the Fund purchases shares of an ETF, shareholders will bear both their proportionate share of the Fund’s expenses and, indirectly, a portion of the ETF’s expenses. In addition, ETFs are subject to risks due to their shares being listed and traded on securities exchanges and there can be no assurance that an active trading market for these particular ETFs will develop or be maintained.

High Yield Securities Risk – High yield securities (commonly known as “junk bonds”) have higher credit and liquidity risks than investment grade securities. The value of the securities may be more sensitive to, and thus more likely to be adversely affected by, negative market conditions and the market perception of the issuers’ creditworthiness than the value of the investment grade securities. Additionally, high yield securities or “junk bonds” are also more illiquid and subject to greater price fluctuation than investment grade securities.

Inflation Risk – Inflation risk is the risk that the present value of assets or income from investments will be less in the future as inflation decreases the value of money. The present value of the Fund’s assets and distributions can decline as inflation increases.

Interest Rate Risk – The value of fixed income securities is generally affected by changes in interest rates. The value of the securities will generally decrease when the interest rates increase, and the value of the securities will generally increase when the interest rates decrease. Fixed income securities with longer maturities tend to be more sensitive to changes in interest rates. The changes in interest rates also affect extension or prepayment risk. Although in recent periods, governmental financial regulators, including the Federal Reserve, have taken steps to maintain historically low interest rates; the Federal Reserve recently raised interest rates slightly. It is possible that governmental action will be less effective in maintaining low interest rates or action will be taken to raise interest rates further. Changes in market conditions and government action may have adverse effects on investments, volatility, and liquidity in debt markets, potentially negatively impacting the Fund’s performance and disrupting portfolio management by increased shareholder redemptions.

Legal and Regulatory Risk – The regulatory environment for funds is evolving, and legal, tax and regulatory changes could occur that may adversely affect the Fund.

Liquidity Risk –Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wider fluctuations in market value. Also, the Fund may not be able to dispose of illiquid securities at a more favorable price or beneficial time.

Market Risk – The market value of fixed income securities could fluctuate unpredictably or rapidly due to various factors that could affect a few issuers, specific industries, or the entire general securities market.

Non-Diversification Risk — The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely.

Selection Risk – The securities selected by the Fund may underperform the market or other securities selected by other funds.

Sector Risk The Fund may have significant positions in one or more sectors of the market based on market or economic conditions. To the extent the Fund increases the relative weight of investments in particular sectors, its performance may be more sensitive to events that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Sovereign Debt Risk – A sovereign debtor in which the Fund invests may be unable or unwilling to meet its financial obligations due to its cash flow, the condition of its reserves, the size of the debt service, changed policies toward international lenders, political constraints and other various factors. These risks are further increased for sovereign issuers in emerging markets.

You should consider an investment in the Fund as a long-term investment. The Fund’s returns will fluctuate over long and short periods.

Performance Information

As of the date of this Prospectus, the Fund has not commenced investment operations. When the Fund has completed a full calendar year of operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to its broad-based securities market index. This section will also provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of the JP Morgan CEMBI Diversified, a broad-based securities market index.

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Management

Investment Manager

Mirae Asset Global Investments (USA) LLC (previously defined as “Mirae Asset USA” or the “Investment Manager”) is the investment manager for the Fund.

Portfolio Managers

Joon Hyuk Heo, CFA, Head of Global Fixed Income of the Investment Manager, and Ethan Yoon, CFA, portfolio manager and senior credit analyst, are jointly and primarily responsible for the day-to-day management of the Fund and have managed the Fund since its inception in February 2018.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund on days when the New York Stock Exchange is open for regular trading at the Fund’s next determined net asset value after the transfer agent receives your request in good order: by mail (Mirae Asset Discovery Funds, P.O. Box 183165, Columbus, Ohio 43218-3165); by telephone (1-888-335-3417); or through your financial intermediary. Shares may be purchased, and redemption proceeds received, by electronic bank transfer, by check, or by wire. Investment minimums for Class A and Class C Shares are generally as set forth in the table below.

Type of Account	Minimum Initial Investment	Minimum Subsequent Investment
Regular	$2,000	$100
IRA and Roth IRA	$500	$50
Coverdell Education Savings Account (Educational IRA)	$500	$50
Systematic Investment Plan	$500	$50

The minimum initial investment for Class I Shares of the Fund is $250,000, subject to certain exceptions. The minimum subsequent investment for Class I Shares of the Fund is $25,000. The Fund may reduce or waive the minimums set forth above in its discretion.

Tax Information

Dividends and capital gain distributions you receive from the Fund may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax deferred arrangements. In addition, dividends and capital gain distributions you receive from the Fund also may be subject to state and local taxes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT THE FUND

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

EMERGING MARKETS CORPORATE DEBT FUND

Investment Objective

The Fund’s primary investment objective is to achieve total return. As a secondary investment objective, the Fund seeks capital preservation. The Fund considers its investment objective to be a fundamental policy that cannot be changed without shareholder approval.

Total return consists of income earned on the Fund’s investments and capital appreciation.

Investment Manager

Mirae Asset USA is the investment manager for the Fund.

Principal Investment Strategies

Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any borrowings for investment purposes, measured at the time of purchase, in fixed income securities and other investments that provide exposure to emerging markets corporate debt. This is a non-fundamental policy of the Fund; such policy may be changed with Board approval (shareholder approval is not required), with 60 days’ prior notice to shareholders.

The Fund may purchase fixed and floating rate debt securities and debt obligations of governments, government-related or corporate issuers worldwide. The Fund also may invest in bond ETFs with exposure to foreign and domestic markets, asset backed securities (ABS) and commercial paper. The Fund may rely on Securities and Exchange Commission (“SEC”) orders that permit the Fund to invest in certain ETFs beyond the limits contained in the Investment Company Act of 1940, as amended (the “Investment Company Act”), subject to certain terms and conditions. The Fund may invest in both investment grade securities and non-investment grade securities (also known as high yield or “junk bonds”) of developed and emerging market countries. The Fund will have significant exposure to emerging market countries and may have significant exposure to non-investment grade securities. The securities in which the Fund invests will mainly be denominated in U.S. dollars but may be denominated in foreign currencies. The Fund may invest in securities of companies of any market capitalization. Additionally, the Fund may invest in securities of any maturity or duration.

ABS represent interests in a pool of assets, including loans, leases or other receivables. ABS are often backed by a pool of assets representing the obligations of a number of different parties and may have adjustable interest rates that reset at periodic intervals. ASB may take the form of commercial paper, notes, or pass through certificates.

The Investment Manager considers emerging market countries to include any country that is: (i) generally recognized to be an emerging market country by the international financial community; (ii) classified by the United Nations as a developing country; or (iii) included in the MSCI Emerging Markets Index. The Investment Manager considers developed market countries to include any country that is: (i) generally recognized to be a developed country by the international financial community; (ii) classified by the United Nations as a developed country; or (iii) included in the MSCI World Index.

The Fund also may invest in derivative instruments, including bond futures, interest rate futures, foreign exchange futures, foreign currency forwards, foreign currency futures, foreign currency swaps and credit default swaps. Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. A foreign currency forward contract involves an obligation to purchase or sell a specified currency at a future date at a price set at the time the parties enter into the contract. Foreign currency futures contracts are similar to currency forward contracts, except that foreign currency futures contracts are standardized and can be traded in various exchanges. For this reason, foreign currency futures contracts are utilized frequently for investment purposes. A swap agreement is a type of derivative contract in which two parties agree to exchange the returns earned on a particular investment or instrument. The Fund may use derivative instruments for hedging purposes, to enhance returns or to obtain exposure to various market sectors but also for investment purposes.

The Fund employs a top-down, dynamic approach in allocating the Fund’s assets based on the Investment Manager’s judgment of changing market, political, and economic conditions. The Investment Manager considers various factors, including evaluation of interest rates, currency exchange rates, and the relative risk and return characteristics of prospective investments when determining how to achieve desired exposures. Actual exposures will vary over time.

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The Fund also employs bottom-up fundamental approach in determining over or underweight positions of individual securities. The Investment Manager reviews not only an issuer’s debt profile, cash flow, liquidity, profitability, and future prospects, but also its industry and sector trend to determine relative attractiveness of the security. Actual exposures will vary over time.

The Fund will compare its performance to benchmark index, the JP Morgan CEMBI Diversified. The Fund’s Investment Manager has considerable latitude in allocating the Fund’s investments and in selecting securities and derivative instruments to implement the Fund’s investment approach, and, except as otherwise described herein. The Fund does not track an index, but the Fund’s portfolio may have similar characteristics to JP Morgan CEMBI Diversified.

Although the Fund may invest more than 25% of its assets in issuers located in a single country or in a limited number of countries, under normal market conditions the Fund will invest in at least three different countries.

The Fund is classified as non-diversified under the Investment Company Act, which means that it can invest more of its assets in fewer companies than diversified funds.

OTHER INVESTMENT STRATEGIES

Mortgage-Backed Securities. Mortgage-backed securities represent an interest in pools of mortgage loans, including mortgage loans originated by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations.

Brady Bonds. The Fund may invest in certain emerging market governmental debt obligations commonly referred to as Brady Bonds. Brady Bonds are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings.

Convertible Securities. The Fund may invest in convertible securities, including contingent convertible securities. Convertible securities are generally debt securities or preferred stock that may be converted into common stock. Convertible securities typically pay current income as either interest (debt security convertibles) or dividends (preferred stock). The value of a convertible security typically reflects both the stream of current income payments and the market value of the underlying common stock. A contingent convertible security is a hybrid debt security typically issued by a bank that may be converted into equity or may have its principal written down if a pre-specified trigger event such as a decline in capital ratio below a prescribed threshold occurs.

Floating Rate Obligations. Floating rate obligations are obligations of government agencies, corporations, depository institutions or other issuers that periodically or automatically reset their interest rate to reflect a current market rate, such as the Federal Funds rate or a bank’s prime rate, or the level of an interest rate index, such as the London Interbank Offered Rate.

Illiquid Securities. The Fund may invest up to 15% of its net assets in illiquid securities. A security is considered illiquid if the Fund cannot receive the amount at which it values the instrument within seven days.

Municipal Obligations. The Fund may invest in municipal obligations, which are debt obligations securities issued by states, territories, possession, or sovereign nations within the territorial boundaries of the United States.

Temporary Defensive Investments. As a temporary defensive measure, the Fund may invest up to 100% of its assets in cash, cash equivalents and other high-quality, short-term investments, including commercial paper, short-term bank time deposits and bankers’ acceptances, government securities of U.S. and non-U.S. issuers and money market securities. The Fund may make these investments or increase its investment in these securities when the Investment Manager is unable to find enough attractive long-term investments, to reduce exposure to the Fund’s primary investments when the Investment Manager believes it is advisable to do so, or to meet anticipated levels of redemptions. The Fund normally will invest a portion of its portfolio in U.S. dollars or short-term interest bearing U.S. dollar denominated securities to provide for possible redemptions. Investments in short-term debt securities can be sold easily and have limited risk of loss but earn only limited returns. Temporary defensive investments may limit the Fund’s ability to meet its investment objective.

Zero Coupon Debt Securities. The Fund may invest in zero coupon debt securities, which are debt securities that do not pay interest (a coupon) until maturity.

PRINCIPAL INVESTMENT RISKS

The Fund cannot guarantee that it will achieve its investment objective. Many factors affect the Fund’s performance. The Fund’s share price changes daily based on changes in market conditions and interest rates and in response to other economic, political, or financial developments. The Fund’s reaction to these developments will be affected by the types of securities in which the Fund invests, the financial condition, industry and economic sector, and geographic location of an issuer, and the Fund’s level of investment in the securities of that issuer. When you sell your shares, they may be worth more or less than what you paid for them, which means that you could lose money.

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Following are certain risks associated with investing in the Fund. The Fund’s summary highlights certain risks associated with investing in the Fund. The principal risks of investing in the Fund may change over time as the Investment Manager adapts to changing market conditions in pursuit of the Fund’s long-term investment objective.

Asset Allocation Risk. The Fund’s ability to achieve its investment objective will depend, in part, on the Investment Manager’s ability to select the best allocation of assets across the various countries and regions. There is a risk that the Investment Manager’s evaluations and assumptions may be incorrect in view of actual market conditions.

Asset-Backed Securities Risk. The value of the asset-backed securities is largely determined by the market’s perception of the assets backing the securities, the credit quality of the underlying assets, whether the assets are bankruptcy-remote from the originators and other affiliated entities, and the amount and quality of any credit enhancement of the securities, such as overcollateralization, letters of credit, reserve funds and guarantees. Asset-backed securities are sensitive to changes in interest rates and are especially susceptible to prepayment and extension risks.

Credit Risk. The issuer of a fixed income security or the counterparty to a contract, such as swaps or other derivatives, may become unable or unwilling to meet its financial obligations. Various market participants, such as rating agencies or pricing services, also may affect the security by downgrading the credit of the issuer of the security, which may decrease the value.

Derivatives Risk. Derivatives are financial instruments that derive their value from another instrument, security, index, currency or other asset. The Fund may use various derivatives to hedge and manage risks, to enhance returns or to obtain exposure to various market sectors, but also use them for investment purposes.

In addition to credit risk, interest rate risk, liquidity risk, market risk, and management risk, derivatives may have risks that are different from traditional securities. Derivatives may have risk of mispricing or improper valuation, and there might be incomplete correlation between the value of the derivatives and the underlying assets. Furthermore, derivatives allow greater leverage, which tends to amplify the effect of any changes in the value of the Fund’s securities. Also, the Fund may lose more than the principal investment in the derivatives.

Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. Such treatment may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments.

The extent and impact of potential new regulation regarding the derivatives markets is not yet known and may not be known for some time. In December 2015, the SEC proposed a new rule to regulate registered investment companies’ use of derivatives. If adopted, the new rule may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

Swaps Risk: The use of swap agreements involves investment techniques and risks different from those associated with traditional investments. Successful utilization of swaps depends on the ability of the Investment Manager to correctly predict which types of investments are likely to gain values. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or, if a swap is required to be cleared through a collateralized platform, the default of the clearinghouse.

Currency Forward/Futures Contracts: The Fund may use currency forward/futures contracts for risk management or investment purposes. The Fund’s risk management through the forward/futures might be limited because the forward/futures’ contract amounts and maturity dates may not precisely match those of the securities that the Fund wishes to hedge. Currency forward/futures contracts also may deny the Fund from realizing gains from an increase in the value of the currency. In addition to currency risk, currency forward/futures contracts, like other derivatives, may be susceptible to credit risk and other risks.

Foreign Securities Risk. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; imposition of additional taxes; trading, settlement, custodial and other operational risks; and risks arising from the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market. Foreign investments involve special risks, including:

Currency Risk: Foreign investments typically are issued and traded in foreign currencies. When the Fund invests in foreign currencies, securities that trade in foreign currencies, or obtain derivatives that provide exposure to foreign currencies, the Fund may be adversely affected by the changes in exchange rates of foreign currencies. When the foreign currencies depreciate relative to the U.S. dollar, the Fund’s investments in foreign currencies or securities that trade in foreign currencies may lose value. When the foreign currencies appreciate relative to the U.S. dollar, the Fund may be limited in its capitalization of the appreciation if it hedged its position through forward, futures or other instruments.

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Foreign currencies may fluctuate due to various factors, including, but not limited to, changes in interest rates, foreign government interventions, adverse political or economical conditions of certain countries, changes in investors’ appetite for risk, and changes in policies of central banks or supranational entities such as the International Monetary Fund.

Political and Economic Developments: The political, economic and social structures of certain countries may not be as stable as those of the United States. Therefore, foreign investments remain subject to political, economic and social developments in such countries. In addition, foreign investments may be subject to the risks of seizure by a foreign government, imposition of restrictions on the exchange or export of foreign currency, and tax increases.

Limited Availability of Information and Legal Recourse: There may be less information publicly available about a foreign company than about most U.S. companies, since foreign companies are generally not subject to accounting, auditing and financial reporting standards and practices as stringent as those in the United States. Legal remedies for investors in foreign companies may be more limited than the remedies available to investors in U.S. companies.

Limited Markets: Certain foreign investments may be less liquid (harder to buy and sell) and more volatile than most U.S. investments, which means the Investment Manager may at times be unable to sell these foreign investments at desirable prices. For the same reason, it may at times be difficult to value the Fund’s foreign investments.

Foreign Banks and Securities Depositories Risk: Some foreign banks and securities depositories in which the Fund holds its foreign securities may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, brokerage commissions, and other costs of buying, selling or holding securities in foreign markets are often higher than in the United States. This can reduce amounts the Fund can earn on its investments. Foreign settlement and clearance procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically involved with the settlement of U.S. investments. Communications between the United States and emerging markets countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. Settlements in certain foreign countries at times have not kept pace with the number of securities transactions. These problems may make it difficult for the Fund to carry out transactions.

Emerging Markets Risks. The risks of foreign investments are typically greater in less developed countries. Risks of investment in developing or emerging economies and markets include (i) less social, political, and economic stability; (ii) the smaller size of the securities markets and the lower volume of trading, which may result in a lack of liquidity and in greater price volatility; (iii) certain national policies that may restrict the Fund’s investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests, or expropriation or confiscation of assets or property, which could result in the Fund’s loss of its entire investment in that market; (iv) less developed legal and regulatory structures governing private or foreign investment or allowing for judicial redress for injury to private property; (v) inaccurate, incomplete or misleading financial information on companies in which the Fund invests; (vi) securities of companies may trade at prices not consistent with traditional valuation measures; (vii) limitations on foreign ownership, which may impact the price of a security purchased or held by the Fund; and (viii) higher levels of inflation, deflation or currency devaluation relative to more developed markets.

Exchange-Traded Fund Risk. The Fund may invest directly in bond ETFs. An ETF is generally a passive investment vehicle and generally will not attempt to take defensive positions if the market becomes volatile or adversely affected by certain events. If the Fund purchases shares of an ETF, shareholders will bear both their proportionate share of the Fund’s expenses and, indirectly, a portion of the ETF’s expenses.

An ETF’s shares are listed and traded on securities exchanges. The per share net asset value of an ETF is calculated at the end of each business day and fluctuates with changes in the market value of the ETF’s holdings since the most recent calculation. The trading prices of an ETF’s shares fluctuate continuously throughout trading hours based on market supply and demand rather than net asset value and may differ significantly from net asset value during periods of market volatility. This may result in an ETF’s shares trading at a premium or discount to net asset value. There can be no assurance that an active trading market for these particular ETFs will develop or be maintained. Trading in ETFs may be halted because of market conditions or for reasons that, in the view of the listing exchange, make trading in ETFs inadvisable.

Geographic Concentration Risk. The Fund may invest a substantial amount of its assets (i.e., more than 25% of its assets) in issuers located in a single country or a limited number of countries. Social, political and economic conditions and changes in regulatory, tax, or economic policy in a country or region could significantly affect the market in that country or region. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact the issuers of securities in a different country or region. From time to time, a small number of companies and industries may represent a large portion of the market in a particular country or region, and these companies and industries can be sensitive to adverse social, political, economic, or regulatory developments.

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High Yield Securities Risk. High yield securities and unrated securities (commonly known as “junk bonds”) are usually subject to greater levels of credit and liquidity risks than investment grade securities. Commonly referred as junk bonds, these securities are considered speculative with respect to the issuers’ ability to meet their financial obligations. The value of the securities may be more sensitive to, and thus more likely to be adversely affected by, negative market conditions and the market perception of the issuers’ credit risk than those of the investment grade securities. Additionally, high yield securities or “junk bonds” are also more illiquid and subject to greater price fluctuation than investment grade securities.

Inflation Risk. Inflation risk is the risk that the present value of assets or income from investments will be less in the future as inflation decreases the value of money. The present value of the Fund’s assets and distributions can decline as inflation increases.

Interest Rate Risk. The value of fixed income securities is generally affected by changes in interest rates. The value of the securities will generally decrease when the interest rates increase, and the value of the securities will generally increase when the interest rates decrease. Although in recent periods, governmental financial regulators, including the Federal Reserve, have taken steps to maintain historically low interest rates; the Federal Reserve recently raised interest rates slightly. It is possible that governmental action will be less effective in maintaining low interest rates or action will be taken to raise interest rates further. Changes in market conditions and government action may have adverse effects on investments, volatility, and liquidity in debt markets, and any negative impact on fixed income securities could be swift and significant, potentially negatively impacting the Fund’s performance and disrupting portfolio management by increased shareholder redemptions. Substantial redemptions from bond and other income funds may worsen that impact.

Legal and Regulatory Risk. Legal, tax and regulatory changes could occur during the term of the Fund that may adversely affect the Fund. The regulatory environment for funds is evolving, and changes in the regulation of funds may adversely affect the value of investments held by the Fund and the ability of the Fund to obtain the leverage it might otherwise obtain or to pursue its trading strategy. In addition, the securities and futures markets are subject to comprehensive statutes, regulations and margin requirements. The SEC, other regulators and self-regulatory organizations and exchanges are authorized to take extraordinary actions in the event of market emergencies. The regulation of derivatives transactions and funds that engage in such transactions is an evolving area of law and is subject to modification by governmental and judicial action. The effect of any future regulatory change on the Fund could be substantial and adverse.

The derivatives in which the Fund may invest have become subject to comprehensive statutes, regulations and margin requirements. In the event that the Fund’s investments in derivative instruments regulated under the Commodity Exchange Act (“CEA”), including futures, swaps and options, exceeds a certain threshold, the Investment Manager may be required to register as a “commodity pool operator” and/or “commodity trading advisor” with the Commodity Futures Trading Commission (“CFTC”) with respect to the Fund. In the event the Investment Manager is required to register with the CFTC, it will become subject to additional recordkeeping and reporting requirements with respect to the Fund, which may increase the Fund’s expenses. However, the Fund has claimed an exclusion from the definition of the term “commodity pool operator” pursuant to Rule 4.5 under the CEA and currently intends to operate in a manner that would permit it to continue to claim an exclusion from the definition of the term “commodity pool operator” pursuant to Rule 4.5 under the CEA.

Liquidity Risk. Liquidity of individual securities varies considerably. Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wider fluctuations in market value. Also, the Fund may not be able to dispose of illiquid securities at a more favorable price or a more beneficial time.

Market Risk. The market value of fixed income securities could fluctuate unpredictably or rapidly due to various factors. The value of the securities could decline when general market conditions decline. Real or perceived adverse economic conditions, changes in expectations for corporate earnings, increased volatility in currency and interest rates, and the change in investors’ risk appetite could potentially affect the Fund’s performance. Some factors could be more specific to particular industry or country. For example, increased production costs, and labor shortages might specifically affect certain industries or countries and the value of the securities in those industries or countries more severely than the securities of unaffected industries or countries.

Non-Diversification Risk. The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely.

Sector Risk The Fund may have significant positions in one or more sectors of the market based on market or economic conditions. To the extent the Fund increases the relative weight of investments in particular sectors, its performance may be more sensitive to events that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Selection Risk. Selection risk is the risk that the securities selected by the Fund will underperform the markets, the relevant indices or other funds with similar investment objectives and investment strategies. If the Fund’s expectations regarding particular stocks are not met, the Fund may not achieve its investment objective.

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Sovereign Debt Risk. A sovereign debtor in which the Fund invests may be unable to, or unwilling to meet its financial obligations due to its cash flow, the condition of its reserves, the size of the debt service, changed policies toward international lenders, political constraints and other various factors. These risks are further increased for sovereign issuers in emerging markets as reflected by the fact that certain emerging market countries are among the largest debtors to commercial banks and foreign governments.

OTHER INVESTMENT RISKS

Mortgage-Backed Securities Risk. The value of mortgage-backed securities is largely determined by the market’s perception of the real estate assets backing the securities, the credit quality of the underlying mortgage loans, whether the mortgage loans are bankruptcy-remote from the originators and other affiliated entities, and the amount and quality of any credit enhancement of the securities, such as overcollateralization, letters of credit, reserve funds and guarantees. Mortgage-backed securities are subject to the general risks associated with investing in real estate securities (i.e., they may lose value if the value of the underlying real estate to which a pool of mortgages relates declines). Additionally, although mortgages and mortgage-related securities may be supported by some form of guarantee and/or insurance, there can be no assurance that private guarantors or insurers will meet their obligations. Mortgage-backed securities are sensitive to changes in interest rates and are especially susceptible to prepayment and extension risks.

Brady Bonds Risk. In addition to the risks described above under “Foreign Securities Risk,” Brady Bonds are generally considered speculative, and there can be no guarantee that the Brady Bonds in which the Fund invests will not be subject to restructuring agreements or to requests for new credit. This may cause the Fund to suffer a loss of interest or principal with respect to any of its holdings.

Convertible Securities Risk. Valuation of a convertible securities requires one to take into account the security’s investment value, which is its yield (dividends or interest payments), and conversion value, which is the security’s worth at market value when converted into the underlying common stock. Because of the hybrid nature of the security, it is prone to risks that affect equity income securities, such as negative earnings reports or growth of the issuers, as well as risks that affect fixed income securities, such as interest rate risk, credit risk, market risk, prepayment and extension risk, among others. Convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on the issuer’s credit rating and/or the market’s perception of the creditworthiness of the issuer. Contingent convertible securities are subject to additional risks. If the pre-specified trigger event occurs, the contingent convertible security may be converted to equity or the principal amount invested may be lost on a permanent or temporary basis. Contingent convertible securities may have discretionary coupon payments or coupon payments may be cancelled by the issuer. Holders of contingent convertible securities may suffer a loss of capital when comparable equity holders do not.

Defensive Investment Strategies Risk. The Fund may depart from its principal investment strategies by investing temporarily for defensive purposes in short-term obligations (such as cash or cash equivalents) when adverse market, economic or political conditions exist. To the extent that the Fund invests defensively, it may not be able to pursue its investment objective. The Fund’s defensive investment position may not be effective in protecting its value.

Floating Rate Obligations Risk. The absence of an active market for floating rate obligations could make it difficult for the Fund to dispose of them if the issuer defaults.

High Portfolio Turnover Risk. The Fund may engage in active and frequent trading to achieve its principal investment objectives. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies, which would increase an investor’s tax liability unless shares are held through a tax deferred or exempt vehicle. Frequent trading also increases transaction costs, which could detract from the Fund’s performance.

Issuer-Specific Risks. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the value of a security or an instrument. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers.

Municipal Obligations Risk. The value of municipal obligations usually depends on the fiscal stability of the issuers or the performance of the underlying projects’ revenues in case of revenue obligations. Consequently, any economic, legislative, political or regulatory developments hampering the issuers’ ability to meet their financial obligations may adversely affect the value of the securities. For revenue obligations, unexpected market events hampering the profitability or the revenue of the underlying projects could also adversely affect the value of the securities.

Prepayment and Extension Risk. Prepayment risk is the risk that, as interest rates decrease, certain obligations will be paid off by the obligor more quickly than anticipated. When interest rates fall, borrowers are motivated to pay off debt and refinance at the new lower rates. When principal is returned early, future interest payments will not be paid on that part of the principal. In addition, the prepayment of an obligation may cause the Fund to invest the proceeds in securities with potentially lower returns. Extension risk is the risk that, as interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated. This may cause the value of such securities to fall. Additionally, this may prevent the Fund from investing in securities with potentially higher returns.

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Zero Coupon Debt Securities Risk. Zero coupon securities are debt securities that do not pay interest (a coupon) until maturity. Because of this feature, these bonds are sold at a deep discount to their face value, and the securities have a greater potential for complete loss of principal and/or return than traditional debt securities. The lack of current cash income also makes the value of these securities very volatile when interest rates fluctuate.

Cybersecurity and Disaster Recovery Risks. Information and technology systems relied upon by the Fund, the Investment Manager, the Fund’s service providers (including, but not limited to, Fund accountants, custodian, transfer agent, administrator, distributor and other financial intermediaries) and/or the issuers of securities in which the Fund invests may be vulnerable to damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, security breaches, usage errors, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes. Although the Investment Manager has implemented measures to manage risks relating to these types of events, if these systems are compromised, become inoperable for extended periods of time or cease to function properly, significant investment may be required to fix or replace them. The failure of these systems and/or of disaster recovery plans could cause significant interruptions in the operations of the Fund, the Investment Manager, the Fund’s service providers and/or issuers of securities in which the Fund invests and may result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to investors (and the beneficial owners of investors), impact the Fund’s ability to calculate its net asset value or impede trading. Such a failure could also harm the reputation of the Fund, the Investment Manager, the Fund’s service providers and/or issuers of securities in which the Fund invests, subject such entities and their respective affiliates to legal claims or otherwise affect their business and financial performance.

CHANGES IN POLICIES AND ADDITIONAL INFORMATION

Changes in Policies. The Board of Trustees of the Trust (the “Board”) may change the Fund’s investment strategies and other policies without shareholder approval, except as otherwise indicated. The Fund considers its investment objective to be a fundamental policy that cannot be changed without shareholder approval.

Additional Information on Investment Strategies and Risks. The Fund may invest in various types of securities and engage in various investment techniques and practices that are not the principal focus of the Fund and therefore are not described in this Prospectus. The types of securities and investment techniques and practices in which the Fund may engage are discussed, together with their risks, in the Fund’s SAI, which you may obtain by contacting the transfer agent. See the back cover for the address and phone number.

Description of the Fund’s Benchmark. The following is a description of the Fund’s benchmark index against which it compares its performance. One cannot invest directly in an index.

The Fund’s broad-based securities market index is JPMorgan CEMBI Diversified. The index is a variataion of the JPMorgan Corporate Emerging Markets Bond Index (CEMBI) that uses only a portion of the current face amount outstanding for instruments from countries with larger debt stocks, which helps to limit country weights. The CEMBI is a market capitalization weighted index consisting of U.S. dollar denominated emerging market corporate bonds. It is the comprehensive corporate emerging markets bond index. It includes fixed rate U.S dollar denominated debt from corporate issuers in the following regions: Asia ex Japan, Latam, Eastern Europe, Middle East/Africa.

Disclosure of Portfolio Holdings. The Fund discloses its month-end portfolio holdings on the Trust’s public website (http://investments.miraeasset.us) 30 days after month-end. The Fund also discloses its top ten holdings approximately 15 days or more after calendar quarter-end. A description of the Fund’s policies and procedures for disclosing its holdings is available in the Trust’s SAI.

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MANAGEMENT OF THE FUND

Mirae Asset Global Investments (USA) LLC

Mirae Asset USA, 625 Madison Avenue, 3rd Floor, New York, New York 10022, is the investment manager for the Fund. Mirae Asset USA, an investment adviser registered under the Investment Advisers Act of 1940 as amended, was organized in 2008 to provide investment advisory services for investment companies and other clients. Mirae Asset USA is indirectly majority-owned by Mirae Asset Global Investments Co., Ltd. (“Mirae Asset Korea”) and indirectly minority-owned by Mirae Asset Global Investments (Hong Kong) Ltd. (“Mirae Asset Hong Kong”). Mirae Asset Hong Kong is wholly owned by Mirae Asset Korea. As of December 31, 2017, Mirae Asset USA had approximately $7.4 billion in assets under management.

Under the investment management agreement between the Trust, on behalf of the Fund, and Mirae Asset USA (the “Investment Management Agreement”), Mirae Asset USA agrees to provide, or arrange for the provision of, investment advisory and certain management services to the Fund, subject to the oversight and supervision of the Board. Mirae Asset USA is also obligated to provide all the office space, facilities, equipment and personnel necessary to perform its duties thereunder.

For its services as investment manager, Mirae Asset USA is entitled to receive a monthly fee equal on an annual basis to 0.40% of the average daily net assets of the Fund.

Mirae Asset USA has contractually agreed to waive its management fee and, if necessary, to reimburse the Fund so that total operating expenses (excluding interest expense, taxes, brokerage commissions, expenses incurred as a result of the Fund’s investments in other investment companies and pooled investment vehicles, other expenses incurred as a result of the Fund’s investments and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) of the Fund do not exceed 0.80% (for Class A Shares), 1.55% (for Class C Shares) and 0.55% (for Class I Shares) of average daily net assets through [August 31, 2018]. If, within three years following any amounts waived or reimbursed with respect to any share class, the operating expenses of such share class paid by the Fund are less than the expense limit for such share class, the applicable share class may have to repay Mirae Asset USA all or a portion of the fees waived or reimbursed during the three-year period.

Such repayments are subject to approval by the Board of Trustees, and amounts recaptured under the agreement, if any, are limited to the lesser of (i) the expense limitation in effect at the time of the waiver or reimbursement and (ii) the expense limitation in effect at the time of the recapture. To receive any such repayment, Mirae Asset USA or an affiliate must be the investment manager or administrator to the Fund at the time of payment, and the Board of Trustees must approve the payment of such reimbursement. The expense limitation agreement may be terminated prior to August 31, 2019 upon 90 days’ prior written notice by a majority of the non-interested trustees of the Trust or by a majority of the outstanding voting securities of the Fund.

A discussion of the basis for the Board of Trustees’ approval of the Investment Management Agreement with Mirae Asset USA with respect to the Fund will be included in the Trust’s next annual or semi-annual shareholder report after it commences investment operations.

Portfolio Managers

The following provides additional information about the portfolio managers who have primary responsibility for the day-to-day management of the Fund’s investments. The SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities of the Fund.

Information about Joon Hyuk Heo, CFA, and Ethan Yoon, CFA the portfolio managers primarily responsible for the day-to-day management of Emerging Markets Corporate Debt Fund, are set forth below.

Portfolio Managers	Since	Recent Professional Experience
Joon Hyuk Heo, CFA	2018	Joon Hyuk Heo is Head of Global Fixed Income with firm-wide responsibility for global fixed income investment and research. Prior to joining Mirae Asset USA in 2011, Mr. Heo managed global bond funds at Mirae Asset Global Investments Co., Ltd. from 2008 to 2011. From 2006 to 2008, he served as a fixed income specialist at Mirae Asset Hong Kong. Mr. Heo has a B.A. in Economics from Seoul National University, Korea. He is a CFA® charter holder, is based in New York, and is fluent in Korean.

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Portfolio Managers	Since	Recent Professional Experience
Ethan Yoon, CFA	2018

Ethan Yoon has been a portfolio manager and senior credit analyst for emerging markets corporate debt since 2014. He joined Mirae Asset Global Investments in 2010 in our Seoul office as a senior credit analyst responsible for covering the global financial sector before relocating to the New York office in 2012. Previously, Ethan worked as an equity research analyst at Lusight Research in Toronto and prior to that, he worked at CIBC and its affiliates in various investment-related roles. Ethan received a B.Sc. in Human Biology and Economics from the University of Toronto. He is a CFA® charter holder, a CMA (Certified Management Accountant) and a member of the Global Fixed Income Institute.

Related Performance of Other Account

The Emerging Markets Corporate Debt Fund is newly organized and does not yet have its own performance record. The table below sets forth the performance data relating to the Emerging Dollar Corporate Bond Mother Investment Trust Fund, a Korean-domiciled fund that follows substantially the same investment policies and strategies as the Emerging Markets Corporate Debt Fund and is managed by the Emerging Markets Corporate Debt Fund’s portfolio management team (the “Related Korean Account”) in substantially the same way that the Emerging Markets Corporate Debt Fund is to be managed. The table also shows the returns for the JP Morgan CEMBI Diversified, which is provided to represent the investment environment existing at the time periods shown. The JP Morgan CEMBI Diversified is an unmanaged index, and an investor may not invest directly in the JP Morgan CEMBI Diversified.

No performance information is shown for the Fund, which had not commenced operations prior to the date of this prospectus. Investors should not consider this performance data as an indication of the future performance of the Fund or the Related Korean Account. Performance figures are presented for the Related Korean Account, which is a master fund into which other funds and accounts (collectively, the “Korean Feeder Fund”) invest their respective assets. No fees or expenses are charged by the Related Korean Account; instead, all fees and expenses are assessed on the Korean Feeder Fund level. Therefore, performance figures for the Related Korean Account do not reflect any deduction of fees or expenses. The performance figures for the Related Korean Account have not been adjusted to reflect the management fee and other expenses payable by the Fund.

The Related Korean Account is not registered as an investment company under the Investment Company Act of 1940, as amended. The performance of the Related Korean Account could have been adversely affected by the imposition of certain regulatory requirements, restrictions and limitations, if such accounts had been regulated as an investment company under the U.S. federal securities and tax laws. For example, due to such regulatory requirements, restrictions and limitations, the Fund may not be able to hold as large a position in certain securities as the Related Korean Account. Additionally, although it is anticipated that the Fund and the Related Korean Account may hold similar securities, their investment results are expected to differ. In particular, differences in asset size and in cash flow resulting from purchases and redemptions of Fund shares may result in different security selections, differences in the relative weightings of securities or differences in the price paid for particular fund holdings. The performance information does not reflect the deduction of any applicable sales loads which, if reflected, would reduce the performance quoted. In addition, the Fund’s total operating expenses will be higher than those of the Related Korean Account; if the Fund’s expenses were reflected, the performance shown would be lower.

Past performance is not indicative of future returns, and that the investment return and principal value of an investment will fluctuate, sometimes dramatically, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Historical performance information for the Related Korean Account and the JP Morgan CEMBI Diversified is shown below. The performance figures for the Related Korean Account are time-weighted rates of return to account for periodic purchases and redemptions, which include the deduction of transaction costs. This calculation methodology differs from guidelines of the SEC for calculating performance of mutual funds. The Related Korean Account is a Korean-domiciled, U.S. denominated fund whose returns are calculated in U.S. dollars and reflect the reinvestment of dividends and other distributions.

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Annual Total Returns for the periods ended December 31, 2017

	1 Year	Since inception (12/10/2015)
Related Korean Account	7.33%	15.51%
JPM CEMBI Diversified Adj (BB- & Above) (reflects no deduction for fees, expenses or taxes) [1]	6.90%	14.29%
JPM CEMBI Diversified (reflects no deduction for fees, expenses or taxes) [2]	7.89%	18.67%

1 The JPM CEMBI Diversified Adj (BB- & Above) is the J.P. Morgan Corporate Emerging Markets Bond Index Diversified that tracks US denominated debt issued by emerging market corporations rated BB- or above by S&P Global Ratings. The Index is unmanaged, and investors cannot invest directly in the Index.

2 The JPM CEMBI Diversified is the J.P. Morgan Corporate Emerging Markets Bond Index Diversified that tracks US denominated debt issued by emerging market corporations. The Index is unmanaged, and investors cannot invest directly in the Index.

The Administrator and Fund Accounting Agent

Citi Fund Services Ohio, Inc. (“Citi”), located at 4400 Easton Commons, Suite 200, Columbus, Ohio 43219, acts as the administrator and fund accounting agent for the Fund pursuant to a services agreement by and between the Trust and Citi (the “Services Agreement”). In connection with its role as fund accounting agent, Citi performs record maintenance, accounting, financial statement and regulatory filing services for the Fund.

The Transfer Agent

FIS Investor Services LLC (“FIS” or the “Transfer Agent”) located at 4249 Easton Way, Suite 400, Columbus, Ohio 43219, is the transfer agent for the Fund pursuant to a transfer agency services agreement by and between the Trust and FIS. In connection with its role as the transfer agent, FIS performs bookkeeping, data processing and administrative services for the maintenance of shareholder accounts.

The Distributor

Funds Distributor, LLC, located at Three Canal Plaza, Suite 100, Portland, Maine 04101, is the Trust’s principal underwriter (the “Distributor”), and acts as the Fund’s distributor in connection with the offering of the Fund’s shares. The Distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares.

None of Citi, the Transfer Agent or the Distributor is affiliated with Mirae Asset USA or its affiliates.

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ACCOUNT INFORMATION

DESCRIPTION OF THE SHARE CLASSES

The Fund offers Class A, Class C and Class I Shares through this Prospectus. The different share classes allow you to choose among different types of sales charges and different levels of ongoing operating expenses, as illustrated in the following tables. The class of shares that is best for you depends on a number of factors, including the amount you plan to invest and how long you plan to hold the shares. You should consult your financial adviser to help you decide which share class is best for you.

If you purchase your Fund shares through a financial adviser (such as a broker or bank), the financial adviser may receive commissions or other concessions which are paid from various sources, such as from the sales charges and distribution and service fees.

The following chart provides a summary of the differences among the classes of shares.

	Class A	Class C	Class I
Initial Sales Charge	Initial sales charge applies. Deducted from your investment so that not all of your purchase payment is invested.	No initial sales charge. Entire purchase price is invested in shares of the Fund.	No initial sales charge. Entire purchase price is invested in shares of the Fund.

Deferred Sales Charge	Generally no deferred sales charge. May be charged a 1.00% deferred sales charge for purchases of $1 million or more that are redeemed within 18 months of investment.	1.00% deferred sales charge applies. Payable if you redeem within one year of purchase.	No deferred sales charge.

Distribution and Service (12b-1) Fee	0.25% Distribution and Service (12b-1) Fee.	1.00% Distribution and Service (12b-1) Fee.	No Distribution and Service (12b-1) Fee.

Availability	Generally available.	Generally available.	Limited availability. Please see “Account Information – Description of the Shares Classes – Class I Shares” below for eligibility requirements.

Class A Shares

Class A Shares of the Fund pay an annual distribution and service (12b-1) fee equal to 0.25% of average daily net assets of Class A Shares.

You can purchase Class A Shares at the net asset value per share plus an initial sales charge (referred to as the Offering Price). The sales charge as a percentage of your investment decreases as the amount you invest increases. The current sales charge rates are as follows:

Amount of Purchase	Sales Charge* as a Percentage of Offering Price	Sales Charge* as a Percentage of Net Amount Invested	Dealer Reallowance as a Percentage of the Offering Price
Less than $50,000	4.50%	4.71%	4.25%
$50,000 but less than $100,000	4.00%	4.17%	3.75%
$100,000 but less than $250,000	3.00%	3.09%	2.75%
$250,000 but less than $500,000	2.50%	2.56%	2.25%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 or more	None**	None**	None***

*	Because of rounding in the calculation of offering price, actual sales charges you pay may be more or less than those calculated using these percentages.
**	No initial sales charge applies on investments of $1 million or more. However, a deferred sales charge of 1.00% is imposed on certain redemptions of such investments within 18 months of purchase. See “Purchase and Redemption of Shares – Additional Information About the CDSC for Class A Shares” in the SAI for more information.

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***	Brokers that initiate and are responsible for purchases of $1 million or more may receive a sales commission of up to 1.00% of the offering price of Class A Shares. See “Purchase and Redemption of Shares – Additional Information About the CDSC for Class A Shares” in the SAI for more information. Please note if a client or financial intermediary is unable to provide account verification on purchases receiving million dollar breakpoints due to rights of accumulation, sales commissions will be forfeited. Purchases eligible for sales charge waivers as described under “Class A Shares – Initial Sales Charge Waivers” are not eligible for sales commissions on purchases of $1 million or more.

No initial sales charge applies to shares that you buy through reinvestment of dividends or capital gains.

You may be eligible for reductions and waivers of sales charges. Sales charges may be reduced or waived under certain circumstances and for certain groups. Information about reductions and waivers of sales charges is set forth below. You may consult your broker, financial intermediary, or financial adviser for assistance.

Initial Sales Charge Reductions

You may qualify for reduced sales charges in the following cases:

Letter of Intent. If you intend to purchase at least $100,000 of Class A Shares of the Fund, you may wish to complete the Letter of Intent section of your account application form. By doing so, you agree to invest a certain amount over a 13-month period. The maximum intended investment allowable under a letter of intent is $1,000,000. You would pay a sales charge on any Class A Shares you purchase during the 13 months based on the total amount to be invested under the Letter of Intent.

You are not obligated to purchase the amount specified in the Letter of Intent. If you purchase less than the amount specified, however, you must pay the difference between the sales charge paid and the sales charge applicable to the purchases actually made. The Fund will hold such amount in shares in escrow. The Fund will pay the escrowed funds to your accounts when the intended investment is completed, if it is completed within the 13-month period.  You must indicate that future purchases are subject to the Letter of Intent.

Rights of Accumulation. The value of eligible accounts across all mutual funds sponsored or advised by Mirae Asset USA (the “Mirae Asset Mutual Funds”) maintained by you and each member of your immediate family may be combined with the value of your current purchase to obtain a lower sales charge for that purchase (according to the chart on page 16). For purposes of obtaining a breakpoint discount, a member of your “immediate family” includes your spouse, parent, stepparent, legal guardian, children and/or stepchildren under age 21, father-in-law, mother-in-law and partnerships created through civil unions, in each case including adoptive relationships. Eligible accounts include:

•	Individual accounts;

•	Joint accounts between the individuals described above;

•	Certain fiduciary accounts;

•	Single participant retirement plans; and

•	Solely controlled business accounts.

Fiduciary accounts include trust and estate accounts. Fiduciary accounts may be aggregated with the accounts described above so long as there are no beneficiaries other than you and members of your immediate family. In addition, a fiduciary can count all shares purchased for a fiduciary account that may have multiple accounts and/or beneficiaries.

For example, if you own Class A Shares of the Fund that have an aggregate value of $100,000, and make an additional investment in Class A Shares of the Fund of $4,000, the sales charge applicable to the additional investment would be 3.00%, rather than the 4.50% normally charged on a $4,000 purchase. Please contact your broker to establish a new account under Rights of Accumulation.

For purposes of determining whether you are eligible for a reduced Class A initial sales charge, investments will be valued at their current offering price (including any applicable sales charge) or the original investment amount, whichever is higher. You should retain any records necessary to substantiate the public offering price originally paid.

To receive a reduction in your Class A initial sales charge, you must let your financial adviser or the Transfer Agent know at the time you purchase shares that you qualify for such a reduction. You may be asked by your financial adviser or the Transfer Agent to provide account statements or other information regarding related accounts of you or your immediate family in order to verify your eligibility for a reduced sales charge, including, where applicable, information about accounts opened with a different financial adviser.

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Certain brokers or financial advisers may not offer these programs or may impose conditions or fees to use these programs. You should consult with your broker or your financial adviser prior to purchasing the Fund’s shares.

Initial Sales Charge Waivers

Initial sales charges on Class A Shares will be waived for the following types of purchases:

1.	Purchase by any other investment company in connection with the combination of such company with the Fund by merger, acquisition of assets or otherwise.
2.	Reinstatement by a shareholder that has redeemed shares of a Mirae Asset Mutual Fund and reinvests the proceeds in that Mirae Asset Mutual Fund or another Mirae Asset Mutual Fund, provided the reinvestment is made within 90 days of the redemption.
3.	Fund direct purchases by a tax-exempt organization enumerated in Section 501(c)(3) of the Internal Revenue Code and private, charitable foundations that in each case make a lump-sum purchase of $100,000 or more.
4.	Purchase by a unit investment trust registered under the Investment Company Act of 1940 (the “Investment Company Act”) that has shares of the Fund as a principal investment.
5.	Purchase by a financial institution purchasing Class A Shares of the Fund for clients participating in select fee-based asset allocation programs or wrap fee programs that has an agreement in place with respect to such purchases.
6.	Purchase by a registered investment adviser or financial planner that places trades for its own accounts or the accounts of its clients and that charges a management, consulting or other fees for its services; and any client of such investment adviser or financial planner that places trades for its own account where there is an agreement in place with respect to such purchases.
7.	Purchases by authorized retirement plans serviced or sponsored by a financial intermediary provided that such financial intermediary has entered into an agreement with the Fund or Distributor with respect to such purchases at NAV.
8.	Purchase by an employee or a registered representative of an entity with a selling agreement with the Distributor to sell shares of one or more of the Mirae Asset Mutual Funds.
9.	Purchase by any member of the immediate family of a person qualifying under (8) or (9) above, including a spouse, parent, stepparent, legal guardian, children and/or stepchildren under age 21, father-in-law, mother-in-law and partnerships created through civil unions, in each case including adoptive relationships.
10.	Purchase by a registered management investment company that has an agreement with Mirae Asset USA or the Distributor for that purpose.
11.	Exchanges of Class A Shares of one Mirae Asset Mutual Fund for Class A Shares of another Mirae Asset Mutual Fund.
12.	Purchases by financial intermediaries who have entered into an agreement with the Fund’s distributor to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to its customers.

Some financial intermediaries do not provide all of the sales charge waivers that are available when you purchase directly from the Fund, including sales charge waivers for certain types of accounts, investors, relationships or transactions.  Consult your financial advisor to determine which sales charge waivers, if any, you are entitled to receive when purchasing through your financial intermediary. It is the purchaser’s responsibility to notify the purchaser’s financial intermediary of any relationship or other facts qualifying the purchaser for sales charge waivers or reductions. For further information on sales charge waivers, contact the Transfer Agent.

Class C Shares

You pay no initial sales charge if you purchase Class C Shares. However, a 1.00% deferred sales charge will apply to redemptions of shares made within 12 months of buying them, as discussed below. Brokers that initiate and are responsible for purchase of Class C Shares may receive a sales commission at the time of sale of up to 1.00% of the purchase price of such Class C Shares of the Fund. No deferred sales charge applies to shares that you buy through reinvestment of dividends or capital gains.

You will also pay an annual distribution and service (12b-1) fee of 1.00% of the average daily net assets of Class C Shares. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time, these fees increase the cost of your investment and may cost you more than paying the initial sales charge associated with Class A Shares. It is generally less advantageous to purchase Class C Shares than Class A Shares in aggregate amounts equal to or greater than $1,000,000. Purchase orders for Class C Shares above this amount generally will not be accepted.

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Contingent Deferred Sales Charge (CDSC)

You pay a CDSC of 1.00% when you redeem:

•	Class A Shares that were bought without paying a front end sales charge as part of an investment of at least $1,000,000 within 18 months of purchase.
•	Class C Shares within 12 months of purchase.

The CDSC is calculated based on the lesser of the original cost of the shares being redeemed or the proceeds of your redemption. Shares purchased through reinvestment of distributions are not subject to a CDSC. These time periods include the time you held Class C Shares of another Mirae Asset Mutual Fund of which you may have exchanged for Class C Shares of the Fund you are redeeming.

You will not pay a CDSC to the extent that the value of the redeemed shares represents reinvestment of dividends or capital gains distributions or capital appreciation of shares redeemed. When you redeem shares, we will assume that you are redeeming first shares representing reinvestment of dividends and capital gains distributions, then any appreciation on shares redeemed, and then remaining shares held by you for the longest period of time. For the purposes of the CDSC, we will calculate the holding period of shares acquired through an exchange of shares of a Mirae Asset Mutual Fund from the date you acquired the original shares of such Mirae Asset Mutual Fund.

CDSC Waivers

The CDSC payable upon redemptions of shares will be waived for:

•	Exchanges described in “How To Purchase, Redeem and Exchange Shares – How To Exchange Shares” below;
•	Redemptions within one year of a shareholder’s death;
•	Redemptions in connection with a shareholder’s disability (as defined in the Internal Revenue Code) subsequent to the purchase of the applicable shares;
•	Redemptions made with respect to certain retirement plans sponsored by the Trust, Mirae Asset USA or its affiliates;
•	Minimum required distributions made from an individual retirement account (“IRA”) or other retirement plan account after you reach age 70 ½;
•	Redemptions related to the payment of custodial IRA fees in accounts held directly with the Fund or where a financial intermediary is able to waive the fee pursuant to an agreement in place with the Fund or Distributor;
•	Redemptions initiated by the Fund;
•	Redemptions by retirement plans of shares held in plan level or omnibus accounts maintained by a retirement plan administrator or recordkeeper provided such retirement plan has entered into an agreement with the Fund or Distributor with respect to such redemptions;
•	Redemptions from an account held directly at the Fund when you can demonstrate hardship (including, but not limited to, redemptions related to death, disability or qualified domestic relations order), as determined in the absolute discretion of the Fund; and
•	Redemptions of Class A Shares where no broker was compensated for the sale.

CDSC Aging Schedule

As discussed above, certain investments in Class A and Class C Shares will be subject to a CDSC. The aging schedule applies to the calculation of the CDSC.

Purchases of Class A or Class C Shares made on any day during a calendar month will age one month on the same day of the following month, and the same day of each subsequent month. For example, if an investor purchases Class C Shares of the Fund on April 15, 2018, such purchase of Class C Shares will age one month on May 15, 2018. Therefore, if the investor redeems the Class C Shares purchased prior to April 15, 2019, such investor will be required to pay the 1.00% CDSC.

No CDSC is assessed on the value of your account represented by appreciation or additional shares acquired through the automatic reinvestment of dividends or capital gain distributions. Therefore, when you redeem your shares, only the value of the shares in excess of these amounts (i.e., your direct investment) is subject to a CDSC. The applicability of a CDSC will not be affected by exchanges or transfers of registration, except as described in the SAI.

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Class I Shares

Class I Shares are not subject to any sales charge. However, Class I Shares are only available to certain investors. Eligible Class I Share investors include:

•	Funds of funds;
•	Participants in authorized retirement plans serviced or sponsored by a financial intermediary provided that such financial intermediary has entered into an agreement with the Fund or Distributor with respect to such purchases;
•	Certain financial intermediaries that charge their customers transaction fees with respect to their customers’ investments in the Fund;
•	Endowments, foundations, corporations, and high net worth individuals using an unaffiliated bank, thrift or trust company that has an agreement with the Distributor and the bank, thrift or trust has discretion over the account;
•	Investors participating in select fee-based arrangements sponsored by non-affiliated broker-dealers and other financial institutions that have entered into agreements with the Distributor; and
•	Directors/trustees, officers and employees of the Trust, Mirae Asset USA, the sub-manager to the Mirae Asset Mutual Funds and/or their respective affiliates for accounts held directly at the Fund (minimums may be waived for such accounts).

Financial intermediaries may have eligibility requirements, including lower investment minimum or plan asset requirements, for their clients or customers investing in Class I Shares that may differ from the requirements for investors purchasing directly from the Fund. Your financial intermediary can help you determine whether you are eligible to buy Class I Shares.

DISTRIBUTION AND SERVICE FEES

Distribution and Shareholder Servicing Payments

The Trust, on behalf of the Fund, has adopted plans (the “Plans”) with respect to the Class A and Class C Shares that allow the Fund to pay distribution fees for the marketing, distribution and sale of those share classes pursuant to Rule 12b-1 under the Investment Company Act, and shareholder servicing fees for certain services provided to its shareholders. The Class I Shares do not have a 12b-1 plan. Because 12b-1 fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Under the Plans, Class A and Class C Shares may pay distribution fees to the Distributor for distribution and sales support services. The distribution fees may be used to pay for distribution services and to pay affiliates of Mirae Asset USA for sales support services provided in connection with the sale of Class A or Class C Shares, as applicable. The distribution fees also may be used to pay brokers, dealers, financial institutions and industry professionals (including Mirae Asset USA and its affiliates) (“Service Organizations”) for sales support services and related expenses. Class I Shares do not pay a distribution fee.

Under the Plans, the Fund also pays shareholder servicing fees to Service Organizations whereby the Service Organizations provide support services to its customers who own Class A and Class C Shares in return for these fees. The shareholder servicing fees payable pursuant to the Plans are fees payable for the administration and servicing of shareholder accounts and not costs which are primarily intended to result in the sale of the Fund’s shares. All Class A and Class C Shares pay this shareholder servicing fee. Class I Shares do not pay a shareholder servicing fee.

The 12b-1 fees for the Fund vary by share class as follows:

•	Class A Shares pay a 12b-1 fee at the annual rate of 0.25% of the average daily net assets of the Class A Shares.
•	Class C Shares pay a 12b-1 fee at the annual rate of 1.00% of the average daily net assets of the Class C Shares. The Distributor may use up to 0.25% of the fee for shareholder servicing for Class C Shares and up to 0.75% for distribution for Class C Shares.

In the case of Class C Shares, 12b-1 fees, together with the CDSC, are used to finance the costs of advancing brokerage commissions paid to dealers and investment representatives.

The 12b-1 amounts received by the Distributor may be used to reimburse Mirae Asset USA for distribution-related and/or shareholder servicing expenses incurred directly by Mirae Asset USA. The Distributor does not retain any 12b-1 amounts it receives as profit.

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Other Fund Payments

In addition, the Fund may pay fees to Service Organizations for sub-administration, sub-transfer agency and other services associated with shareholders whose funds are held of record in omnibus accounts, other group accounts or accounts traded through registered clearing agents. These payments may be made in addition to fees paid to the Service Organizations by the Distributor pursuant to the Plans. These Service Organizations also may be appointed as agents for, or authorized by, the Fund to accept on its behalf purchase and redemption requests that are received in good order. Subject to Fund approval, certain of these companies may be authorized to designate other entities to accept purchase and redemption orders on behalf of the Fund. These payments are generally based on either (i) a percentage of the average daily net assets of Fund shareholders serviced by a Service Organization or (ii) a fixed dollar amount for each account serviced by a Service Organization. The aggregate amount of these payments may be substantial.

Other Payments to Financial Intermediaries and Other Service Providers

Mirae Asset USA and its affiliates may make payments to Service Organizations relating to distribution and sales support activities out of their own resources or other sources available to them (and not as an additional charge to the Fund). Mirae Asset USA or its affiliates may pay to Service Organizations a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency and shareholder services described above at its or their own expense and out of its or their legitimate profits. Mirae Asset USA and its affiliates may compensate affiliated and unaffiliated Service Organizations for the sale and distribution of shares of the Fund or for these other services to the Fund and shareholders. These payments would be in addition to the Fund payments described in this Prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Service Organization, or may be based on a percentage of the value of shares sold to, or held by, customers of the Service Organization. The aggregate amount of these payments by Mirae Asset USA and its affiliates may be substantial. Payments by Mirae Asset USA may include amounts that are sometimes referred to as “revenue sharing” payments. “Revenue sharing” payments include payments for distribution-related expenses, such as marketing, promotional or related expenses, to Service Organizations through which investors may purchase shares of the Fund. In some circumstances, these revenue sharing payments may create an incentive for a Service Organization or its representatives to recommend or sell shares of the Fund to you. Please contact your Service Organization for details about revenue sharing payments it may receive. For more information, see the SAI.

HOW TO PURCHASE, REDEEM AND EXCHANGE SHARES

You can speak to an Investor Services Representative between 8:00 a.m. and 6:00 p.m. (Eastern Time) on any Fund business day by calling 1-888-335-3417.

You may purchase, redeem and exchange Class A, Class C and Class I Shares of the Fund in the manner described below. In addition, you may be eligible to participate in certain investor services and programs to purchase, exchange and redeem these classes of shares, which are described in the next section under the caption “Investor Programs.”

The Fund calculates the net asset value (“NAV”) of each class of its shares as of the close of regular trading of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern Time, on each day that the NYSE is open for trading. Your purchase or redemption order will be determined based on the NAV per share of the applicable share class next calculated, after the deduction of applicable sales charges and any required tax withholding, if your order is complete (has all required information) and the Transfer Agent receives your order by (i) the Transfer Agent’s close of business, if placed through a financial intermediary, so long as the financial intermediary (or its authorized designee) received your order by the valuation time; (ii) or the valuation time, if placed directly by you (not through a financial intermediary such as a broker or bank) to the Transfer Agent.

The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. Such intermediaries may include financial advisers, custodians, trustees, retirement plan administrators or recordkeepers. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order. Customer orders will be priced at the Fund’s NAV next computed after they are received by an authorized broker or the broker’s authorized designee. You may be charged a fee if you effect transactions through a broker or other agent.

How to Purchase Shares

Initial and Subsequent Investment Minimums

The table below sets forth the minimum initial investment, the minimum subsequent investment and the minimum account balance of the Fund for Class A and Class C Shares.

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Type of Account	Minimum Initial Investment	Minimum Subsequent Investment	Minimum Account Balance
Regular	$2,000	$100	$1,000
IRA and Roth IRA	$500	$50	$500
Coverdell Education Savings Account (Educational IRA)	$500	$50	$500
Systematic Investment Plan	$500	$50	$500

The minimum initial investment for Class I Shares of the Fund is $250,000, subject to certain exceptions. The minimum subsequent investment for Class I Shares of the Fund is $25,000. The minimum account balance for Class I Shares is $250,000. Financial intermediaries may have eligibility requirements, including lower initial investment minimum requirements, for their clients or customers investing in Class I Shares, which may differ from the requirements for investors purchasing directly from the Fund.

Information about Investment and Account Minimums

Except as noted below, the Fund requires that you maintain a minimum account balance as listed above. If your account value declines below the respective minimum because you have redeemed or exchanged some of your shares, the Fund may notify you of its intent to liquidate your account unless it reaches the required minimum. You may prevent such liquidation by increasing the value of your account to at least the minimum within sixty (60) days after notice from the Fund.

The Fund may be limited in its ability to monitor or ensure that accounts opened through a financial intermediary meet the minimum investment requirements. Nevertheless, the Fund expects that financial intermediaries will comply with the Fund’s investment requirements including applicable investment minimums. In the event the Fund is unable to prevent an account with a below minimum balance from opening, the Fund reserves the right to liquidate the account at any time.

Initial investment minimums do not apply to investments made by the Trustees of the Trust and employees of Mirae Asset USA, the sub-manager of the Mirae Asset Mutual Funds, their affiliates or their family members.

The initial investment minimum may be reduced or waived for investments made by investors in wrap-free programs or other asset-based advisory fee programs where reduction or waiver of investment minimums is a condition for inclusion in the program.

Financial intermediaries may have investment minimum requirements for their clients or customers investing in Class A Shares that are higher than the requirements for investors purchasing directly from the Fund. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about what investment minimums and eligibility requirements will be applied to your account.

The Fund reserves the right to waive any investment or account minimum to the extent such a decision is determined to be in the best interests of the Fund. The Fund also reserves the right to liquidate your account regardless of size.

When you buy shares, be sure to specify the class of shares. If you do not choose a share class, your investment will be made in Class A Shares. If you are not eligible for the class you have selected, your investment may be refused. However, we recommend that you discuss your investment with a financial adviser before you make a purchase to be sure that the Fund and the share class are appropriate for you. In addition, consider the Fund’s investment objectives, principal investment strategies and principal risks, as well as factors listed under “Description of the Share Classes” to determine if the Fund, and which share class of the Fund, is appropriate for your situation.

Opening Your Account

You can open a new account in any of the following ways:

Financial Adviser. You can establish an account by having your financial adviser process your purchase.

Third-Party Intermediaries. Shares of the Fund may be purchased through various securities brokers and benefit plan administrators or their sub-agents (“Third-Party Intermediaries”). These Third-Party Intermediaries may charge you a fee for their services. You should contact them directly for information regarding how to invest or redeem through them. In addition, they may charge you service or transaction fees. If you purchase or redeem shares through a Third-Party Intermediary, you will, generally, receive the NAV calculated after receipt of the order by them on any day the NYSE is open for trading.

Third-Party Intermediaries may have different eligibility requirements and may set deadlines for receipt of orders that are earlier than the order deadline of the Fund due to processing or other reasons. An investor purchasing through a Third-Party Intermediary should read the Prospectus in conjunction with the materials provided by the Third-Party Intermediary describing the procedures to purchase and redeem Fund shares. If you purchase Fund shares through a Third-Party Intermediary, you should contact the Third-Party Intermediary for more information about what investment minimums and eligibility requirements, service fee and order deadlines will be applied to your account.

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By Mail. Please call the Transfer Agent at 1-888-335-3417 or visit http://investments.miraeasset.us to obtain an application. Make checks payable to Mirae Asset Discovery Funds. Mail the check, along with your completed application, to the applicable address below:

Regular Mail:	Mirae Asset Discovery Funds, P.O. Box 183165, Columbus, Ohio 43218-3165
Express, Registered or Certified Mail:	Mirae Asset Discovery Funds, 4249 Easton Way, Suite 400, Columbus, Ohio 43219

Payment for the purchase of shares received by mail will be credited to a shareholder’s account at the net asset value per share next determined after receipt. Such payment need not be converted into federal funds (monies credited to the Fund’s custodian bank by a Federal Reserve Bank) before acceptance.

By Wire. Please call the Transfer Agent at 1-888-335-3417 for instructions on purchasing shares by wire. If money is to be wired, your Account Application must have been received and accepted by the Transfer Agent and an account established in your name. Your bank may charge a wire fee. Wire orders will be accepted only on a day on which the Fund and the custodian and Transfer Agent are open for business. A wire purchase will not be considered made until your account has been opened and the wired money is received in good order.

Shareholders will receive the next determined net asset value per share after receipt of such wire. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the Transfer Agent. There is presently no fee for the receipt of wired funds, but the Fund reserves the right to charge you for this service.

Current shareholders may open a new identically registered account by one of the following methods:

By Telephone Exchange. You may exchange $2,000 ($500 for IRAs, Roth IRAs, Coverdell Education Savings Accounts and Systematic Investment Plans) or more from your existing account to another Mirae Asset Mutual Fund account.

The Fund will generally not accept investments from foreign investors (e.g., foreign financial institutions; non-U.S. persons), other than affiliates of Mirae Asset USA. The Fund does not generally accept foreign correspondent or foreign private banking accounts.

Adding To Your Account

There are several ways you can make additional investments in your account (subject to the minimum subsequent investment described above):

•	Ask your financial adviser to purchase shares on your behalf;
•	Send a check along with the returnable portion of your statement;
•	Contact the Transfer Agent with your order then wire additional investments through your bank as instructed above;
•	Authorize transfers by telephone between your bank account and your Fund account through Automated Clearinghouse. You may elect this privilege on your account application or through a written request;
•	Exchange shares from another Mirae Asset Mutual Fund; or
•	Through a Systematic Investment Plan (please see “Account Information – Investor Programs – Purchase and Redemption Programs for Class A and Class C Shares” for details).

How To Exchange Shares

You can exchange your Class A, Class C and Class I Shares for shares of the same class of other Mirae Asset Mutual Funds at NAV by having your financial adviser process your exchange request or by contacting the Transfer Agent directly. A share exchange is a taxable event for federal income tax purposes. In order to be eligible for exchange, shares of the Fund must be registered in your name or in the name of your financial adviser for your benefit for at least 15 days. The minimum exchange amount to establish a new account is the same as the investment minimum for your initial purchase. You may exchange $100 ($50 for IRAs, Roth IRAs, Coverdell Education Savings Accounts and Systematic Investment Plans) from your existing account to another existing Mirae Asset Mutual Fund account. Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. However, when you redeem the shares acquired through the exchange, the shares you redeem may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange. Class A shareholders of the Fund may exchange their shares for Class I Shares of the Fund provided that they: (i) hold their shares directly at the Fund’s Transfer Agent or through a Third-Party Intermediary that has a valid Class I selling agreement with the Fund, or its Distributor, authorizing such an exchange; and (ii) are eligible to invest in Class I Shares in accordance with the criteria set forth in the Fund’s most recent Prospectus. Any exchange is subject to the Fund’s discretion to accept or reject the exchange. No sales charges or other Fund charges will apply to any such exchange, including any CDSC that would otherwise apply to the redemption. For federal income tax purposes, a same-Fund exchange generally will not result in a recognition by the investor of gain or loss. A shareholder should contact the Transfer Agent or the shareholder’s Third-Party Intermediary before such an exchange.

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How To Redeem Shares

You may redeem your shares either by having your financial adviser process your redemption or by contacting the Transfer Agent directly. Shares of the Fund may be redeemed by mail or, if authorized, by telephone. The value of shares redeemed may be more or less than the purchase price, depending on the market value of the investments held by the Fund at the time of redemption.

You may give up some level of security in choosing to buy or sell shares by telephone rather than by mail. The Fund uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording the transactions, testing the identity of the shareholder placing the order, and sending prompt written confirmation of transactions to the shareholder of record. If these procedures are followed, the Fund and its service providers are not liable for acting upon instructions communicated by telephone that they believe to be genuine.

Under unusual circumstances such as when the NYSE is closed, trading on the NYSE is restricted or if there is an emergency, the Fund may suspend redemptions or postpone payment. If you purchased the shares you are redeeming by check, the Fund may delay the payment of the redemption proceeds until the check used for purchase has cleared, which may take up to 10 business days from the purchase date.

You may receive redemption proceeds of your sale of shares of the Fund in a check, ACH, or federal wire transfer. Other than as described above, the Fund typically expects that it will take one to three days following the receipt of your redemption request made in “good order” to pay out redemption proceeds; however, while not expected, payment of redemption proceeds may take up to seven days. The Fund maintains a cash balance that serves as a primary source of liquidity for meeting redemption requests. The Fund may also use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the Fund. The Fund also maintains a credit facility that serves as an additional source of liquidity for meeting redemption requests.. The Fund reserves the right to redeem in-kind as described under “Policies You Should Know About” below. Each of these redemption methods may be used regularly and in stressed market conditions in conformity with applicable rules of the SEC.

Redeeming Through Your Financial Adviser. You can request that your financial adviser to process a redemption on your behalf. Your financial adviser will be responsible for furnishing all necessary documents to the Transfer Agent and may charge you for this service. The Fund has authorized one or more brokers to receive on its behalf redemption orders. Such brokers are authorized to designate other intermediaries to receive redemption orders on the Fund’s behalf. Such intermediaries may include financial advisers, custodians, trustees, retirement plan administrators or recordkeepers. The Fund will be deemed to have received a redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order. A customer orders will be priced at the Fund’s NAV next computed after it is received by an authorized broker or the broker’s authorized designee. Your financial adviser or broker may charge service fees for handling redemption transactions. Your shares also may be subject to a CDSC.

Redeeming Directly Through the Transfer Agent. You can redeem your shares in any of the following ways:

By Telephone. You can call the Transfer Agent at 1-888-335-3417 to have shares redeemed from your account and the proceeds wired or electronically transferred directly to a pre-designated bank account or mailed to the address of record. The Transfer Agent will request personal or other information from you and will generally record the calls. You may elect not to receive this privilege on your account application.

By Mail. The Fund will redeem its shares at the net asset value per share next determined after the request is received in “good order.” The net asset value per share of the Fund is determined as of the close of regular trading of the NYSE (normally 4:00 p.m., Eastern Time) each business day the NYSE is open for trading. Requests should be sent to the applicable address below:

Regular Mail:	Mirae Asset Discovery Funds, P.O. Box 183165, Columbus, Ohio 43218-3165
Express, Registered or Certified Mail:	Mirae Asset Discovery Funds, 4249 Easton Way, Suite 400, Columbus, Ohio 43219

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Requests in “good order” must include the following documentation:

(a)	a letter of instruction, specifying the name on the account registration, the Fund’s name, the account number, the number of shares or dollar amount to be redeemed, the class of shares to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered;
(b)	any required signature guarantees (see “Signature Guarantees” below); and
(c)	other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

By Wire and/or Automated Clearinghouse (“ACH”). A redemption in excess of $5,000 may be wired to the financial institution that is indicated on your account application. Please note that proceeds sent via wire will arrive the next business day, and a $10.00 fee applies to Class A and Class C Shares. Redemptions in excess of $100 may be sent via ACH and will arrive in 2-3 business days with no additional fee.

Note: If an address change has occurred within 30 calendar days of the redemption, a signature guarantee will be required.

Call the Transfer Agent at 1-888-335-3417 for additional instructions.

Signature Guarantees. To protect you and the Fund against fraud, certain redemption options will require a medallion signature guarantee. A medallion signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers participating in a Medallion Program recognized by the Securities Transfer Association, but not from a notary public. Signature guarantees from financial institutions that do not reflect one of the following are not part of the program and will not be accepted. The acceptable Medallion programs are Securities Transfer Agents Medallion Program (“STAMP”), Stock Exchange Medallion Program (“SEMP”), or the New York Stock Exchange, Inc. Medallion Program (“NYSE MSP”). The Transfer Agent will need written instructions signed by all registered owners, with a medallion signature guarantee for each owner, for any of the following:

•	A written request to redeem $100,000 or more;
•	A change to a shareholder’s record name without supporting documentation (such as a marriage certificate, divorce decree, etc.);
•	A redemption from an account for which the address or account registration has changed within the last 30 days;
•	A request to send redemption and distribution proceeds to any person, address, brokerage firm or bank account not on record;
•	A request to send redemption and distribution proceeds to an account with a different registration (name or ownership) from yours;
•	An addition or change to ACH or wire instructions; telephone redemption or exchange options; or any other election in connection with your account.

The Transfer Agent reserves the right to require a signature guarantee(s) on all redemptions.

INVESTOR PROGRAMS

As a shareholder of the Fund, a number of services and investment programs are available to you. Some of these services and programs, however, may not be available to you if your shares are held in the name of your financial adviser or if your investment in the Fund is made through a retirement plan.

Purchase and Redemption Programs for Class A and Class C Shares

For your convenience, the following purchase and redemption programs are made available to you with respect to Class A and Class C Shares, without extra charge.

Systematic Investment Plan. You can make cash investments through your checking account or savings account on any day of the month. If you do not specify a date, the investment will occur automatically on or about the fifteenth day of the month, or, if such day is not a business day, on the prior business day.

Reinvestments Without A Sales Charge. You can reinvest dividend and capital gain distributions into your account without a sales charge to add to your investment easily and automatically.

Distribution Investment Program. You may purchase shares of the Fund without paying an initial sales charge or a CDSC upon redemption by automatically reinvesting dividend and capital gain distributions from the same class of another Mirae Asset Mutual Fund.

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Systematic Withdrawal Plan. A non-retirement plan shareholder who has an account balance of at least $5,000 in the Fund may establish a systematic withdrawal plan to receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $100 or more.

Shareholders may designate which day they want the automatic withdrawal to be processed. If you do not specify a date, the investment will automatically occur on the fifteenth day of the month, or, if such day is not a business day, on the prior business day. Each payment under this systematic withdrawal is funded through the redemption of your Fund shares. The check amounts may be based on the redemption of a fixed dollar amount or fixed share amount. The systematic withdrawal plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment, and any reinvested dividends and capital gains distributions. Requests for increases in withdrawal amounts or to change payee must be submitted in writing, signed exactly as the account is registered and contain medallion signature guarantee(s) as described under “How to Purchase, Redeem and Exchange Shares – Signature Guarantees.” Any such requests must be received by the Transfer Agent ten days prior to the date of the first systematic withdrawal. A systematic withdrawal plan may be terminated at any time by the shareholder, the Trust, or its agent on written notice, and will be terminated when all shares of the Fund under the systematic withdrawal plan have been liquidated or upon receipt by the Trust of notice of death of the shareholder.

VALUATION OF FUND SHARES

You may purchase shares of the Fund at their offering price, which is the net asset value per share, plus any applicable sales charge. You may redeem shares of the Fund at their net asset value per share less any applicable deferred sales charge. The price of each class of the Fund’s shares is based on the Fund’s net asset value, or NAV, which is calculated as of the close of regular trading of the NYSE, usually 4:00 p.m. Eastern Time, each day that the NYSE is open for trading. The days that the NYSE is closed are listed in the SAI.

To determine NAV, the Fund values its assets at current market values, or at a fair value (for securities issued by non-U.S. companies or if current market values are not available) each day pursuant to fair value methods approved by the Board of Trustees. The net asset value per share of each share class is computed by dividing the total value of the assets of the Fund attributable to that share class, less the liabilities attributable to that share class, by the total number of the Fund’s outstanding shares in that share class.

Your purchase or redemption order will be determined based on the NAV per share of the applicable share class next calculated, after the deduction of applicable sales charges and any required tax withholding, if your order is complete (has all required information) and the Transfer Agent receives your order by (i) the Transfer Agent’s close of business, if placed through a financial intermediary, so long as the financial intermediary (or its authorized designee) received your order by the valuation time; or (ii) close of the NYSE, if placed directly by you (not through a financial intermediary such as a broker or bank) to shareholder services.

The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. Such intermediaries may include financial advisors, custodians, trustees, retirement plan administrators or recordkeepers. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order. Customer orders will be priced at the Fund’s NAV next computed after they are received by an authorized broker or the broker’s authorized designee.

The Fund, if applicable, uses market quotations to value securities issued by U.S. companies. In certain cases, the Fund may use fair value methods approved by the Board each day that the NYSE is open for trading. As a result, the Fund’s value for a security is likely to be different from quoted market prices.

U.S. Government and agency securities are valued at the mean between the bid and asked prices. Other fixed income securities are valued by using market quotations or a matrix method provided by independent, third-party pricing agents (if available). If such prices are not available from an independent, third-party pricing service, the quotations will be obtained from the Investment Manager and the securities will be valued at the mean between the bid and the offer. Fixed income securities having a maturity of less than sixty days are valued at their amortized cost which approximates market value.

Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an independent pricing service or reporting agency. Most securities listed on a foreign exchange are valued at the most recent sale price at the close of the exchange on which the security is primarily traded. In certain countries, market maker prices are used since they are the most representative of the daily trading activity.

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Securities for which market quotations are not readily available (including securities for which the Investment Manager determines that the closing market prices do not represent the securities’ current value because of an intervening “significant event”) will be valued at fair value pursuant to procedures approved by the Board. Circumstances in which market quotations may not be readily available include, but are not limited to, when the security’s trading has been halted or suspended, when the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates net asset value. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. Also, Mirae Asset USA believes that foreign securities values may be affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets.

The Board has adopted valuation procedures for the Fund and has delegated day-to-day responsibility for fair value determinations to Mirae Asset USA’s Valuation Committee. All fair value determinations will be reported to the Board. In certain circumstances, the administrative agent for the Trust may obtain and utilize fair value pricing information from independent fair value pricing services approved by the Investment Manager to determine the fair value of a security and/or may provide such information to the Investment Manager in connection with the Investment Manager’s fair value determination.

There can be no assurance, however, that a fair value used by the Fund on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities. A security’s valuation may differ depending on the method used for determining fair value. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short-term traders.

Because the Fund invests in securities that are traded primarily in non-United States markets, the value of its holdings could change at a time when you are unable to buy or sell Fund shares. This is because many of the non-U.S. markets are open on days or at times when the Fund does not price its shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Fund may make two kinds of distributions to shareholders – net investment income and net realized capital gains. The Fund declares and distributes net investment income monthly. The Fund also declares and distributes any net realized capital gains at least annually. The Fund may make additional distributions as may be necessary to meet applicable regulatory requirements.

Your distributions will be reinvested automatically in additional shares of the Fund without sales charge, unless you select a different distribution option as set forth below.

Distribution Options

The following distribution options are generally available to all accounts and you may change your distribution option as often as you desire by having your financial adviser notify the Transfer Agent or by contacting the Transfer Agent services directly:

•	Dividend and capital gain distributions reinvested in additional shares of the Fund (this option will be assigned if no other option is specified);
•	Dividend distributions in cash; capital gain distributions reinvested in additional shares of the Fund;
•	Dividend and capital gain distributions in cash; or
•	Dividend and capital gain distributions reinvested in additional shares of another Mirae Asset Mutual Fund of your choice. Reinvestments (net of any tax withholding) will be made in additional full and fractional shares of the same class of shares at the NAV as of the close of business on the reinvestment date, which is the NAV next computed for the Fund. Your request to change a distribution option must be received by the Transfer Agent at least five business days before a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution or redemption checks. You can choose to have your cash dividends and distributions deposited directly to your bank account or all sent to you by check. Tell us your preference on your application. If you choose to reinvest your dividends and distributions, you will be treated for U.S. federal income tax purposes as if you had received such dividends and distributions and used them to purchase additional shares.

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Taxes

The following is a summary of certain United States tax considerations relevant under current law, which may be subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are individual United States citizens or residents. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Federal Tax Treatment of Distributions. The Fund contemplates distributing as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). Except as otherwise discussed below, you will be subject to federal income tax on Fund distributions regardless of whether they are paid in cash or reinvested in additional shares. Fund distributions attributable to short-term capital gains and net investment income will generally be taxable to you as ordinary income, except as discussed below.

Distributions attributable to the net capital gain of the Fund will be taxable to you as long-term capital gain, no matter how long you have owned your Fund shares. The maximum long-term capital gain rate applicable to individuals, estates, and trusts is currently 23.8% (which includes a 3.8% Medicare tax). You will be notified annually of the tax status of distributions to you.

Distributions of "qualifying dividends" will also generally be taxable to you at long-term capital gain rates, as long as certain requirements are met. In general, if 95% or more of the gross income of the Fund (other than net capital gain) consists of dividends received from domestic corporations or "qualified" foreign corporations ("qualifying dividends"), then all distributions paid by the Fund to individual shareholders will be taxed at long-term capital gain rates. But if less than 95% of the gross income of the Fund (other than net capital gain) consists of qualifying dividends, then distributions paid by the Fund to individual shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by the Fund. For the lower rates to apply, you must have owned your Fund shares for at least 61 days during the 121-day period beginning on the date that is 60 days before the Fund's ex-dividend date (and the Fund will need to have met a similar holding period requirement with respect to the shares of the corporation paying the qualifying dividend).The amount of the Fund's distributions that qualify for this favorable treatment may be reduced as a result of the Fund's securities lending activities (if any), a high portfolio turnover rate or investments in debt securities or non-qualified foreign corporations.

Distributions from the Fund will generally be taxable to you in the taxable year in which they are paid, with one exception. Distributions declared by the Fund in October, November or December and paid in January of the following year are taxed as though they were paid on December 31.

It is expected that the Fund will be subject to foreign withholding or other foreign income taxes with respect to dividends or interest received from (and, in some cases, gains recognized on shares of stock of) non-U.S. companies. The Fund expects to be eligible to make an election to treat a proportionate amount of those taxes as constituting a distribution to each shareholder, which would allow you either (1) to credit that proportionate amount of taxes against U.S. federal income tax liability as a foreign tax credit, subject to applicable limitations, or (2) to take that amount as an itemized deduction.

A relatively small portion of distributions paid by the Fund to shareholders that are corporations may also qualify for the dividends-received deduction for corporations, subject to certain holding period requirements and debt financing limitations. Only the portions of Fund dividends that are attributable to dividends the Fund receives from U.S. companies may qualify for this dividends-received deduction. The amount of the dividends qualifying for this deduction may also be reduced as a result of the Fund's securities lending activities (if any), by a high portfolio turnover rate or by investments in debt securities.

If you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This adverse tax result is known as "buying into a dividend."

Sales and Exchanges. You will generally recognize taxable gain or loss for federal income tax purposes on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. Generally, you will recognize long-term capital gain or loss if you have held your Fund shares for over twelve months at the time you dispose of them.

Certain special tax rules may apply to losses realized in some cases. Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a disposition of shares of the Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

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The Fund (or relevant broker or financial adviser) is required to compute and report to the Internal Revenue Service ("IRS") and furnish to Fund shareholders cost basis information when such shares are sold or exchanged. The Fund has elected to use the average cost method, unless you instruct the Fund to use a different IRS-accepted cost basis method, or choose to specifically identify your shares at the time of each sale or exchange. If your account is held by your broker or other financial adviser, they may select a different cost basis method. In these cases, please contact your broker or other financial adviser to obtain information with respect to the available methods and elections for your account. You should carefully review the cost basis information provided by the Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on your federal and state income tax returns. Fund shareholders should consult with their tax advisers to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the cost basis reporting requirements apply to them.

IRAs and Other Tax-Qualified Plans. The one major exception to the preceding tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable unless such shares were acquired with borrowed funds.

Backup Withholding. The Fund may be required in certain cases to withhold and remit to the IRS a percentage of taxable dividends or gross proceeds realized upon sale payable to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to withholding by the IRS for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so or that they are "exempt recipients." The current backup withholding rate is 24%.

U.S. Tax Treatment of Foreign Shareholders. Generally, nonresident aliens, foreign corporations and other foreign investors are subject to a 30% withholding tax on dividends paid by a U.S. corporation, although the rate may be reduced for an investor that is a qualified resident of a foreign country with an applicable tax treaty with the United States. In the case of a regulated investment company such as the Fund, however, certain categories of dividends are exempt from the 30% withholding tax. These generally include dividends attributable to the Fund’s net capital gains (the excess of net long-term capital gains over net short-term capital losses), dividends attributable to the Fund’s interest income from U.S. obligors and dividends attributable to net short-term capital gains of the Fund.

Foreign shareholders will generally not be subject to U.S. tax on gains realized on the sale, exchange or redemption of shares in the Fund, except that a nonresident alien individual who is present in the United States for 183 days or more in a calendar year will be taxable on such gains and on capital gain dividends from the Fund.

In contrast, if a foreign investor conducts a trade or business in the United States and the investment in the Fund is effectively connected with that trade or business, then the foreign investor's income from the Fund will generally be subject to U.S. federal income tax at graduated rates in a manner similar to the income of a U.S. citizen or resident.

The Fund will also generally be required to withhold 30% tax on certain payments to foreign entities that do not provide a Form W-8BEN-E that evidences their compliance with, or exemption from, specified information reporting requirements under the Foreign Account Tax Compliance Act.

All foreign investors should consult their own tax advisers regarding the tax consequences in their country of residence of an investment in the Fund.

State and Local Taxes. You may also be subject to state and local taxes on income and gain from Fund shares. State income taxes may not apply, however, to the portions of the Fund's distributions, if any, that are attributable to interest on U.S. government securities. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

More information about taxes is contained in the SAI.

POLICIES YOU SHOULD KNOW ABOUT

Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through investment providers.

If you are investing through a securities broker-dealer, check the materials you received from them. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that a securities broker-dealer may charge its own fees.

Redemptions in-Kind. If the Fund determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make a payment wholly or partly in cash, the Fund may pay, in lieu of cash, the redemption proceeds in whole or in part by a distribution in-kind of readily marketable securities held by the Fund in conformity with applicable rules of the SEC. Investors generally will incur brokerage charges on the sale of portfolio securities so received in payment of redemptions. In addition, investors will remain subject to market fluctuations in the value of these securities until the securities are sold.

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Lost Accounts. The Transfer Agent will consider your account lost if correspondence to your address of record is returned as undeliverable on two consecutive occasions, unless the Transfer Agent determines your new address. When an account is “lost,” all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding checks (unpaid for six months or more) or checks that have been returned to the Transfer Agent will be reinvested at the then-current net asset value and the checks will be canceled. However, checks will not be reinvested into accounts with a zero balance. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to the shareholders or their representatives for compliance with those laws in good faith.

Policies About Transactions. The Fund is open for business each day the NYSE is open for trading. The Fund calculates its share price every business day, as of the close of regular trading on the NYSE (typically 4:00 p.m., Eastern Time, but sometimes earlier, as in the case of scheduled half-day trading, such as on days in advance of certain holidays, or unscheduled suspensions of trading).

You can place an order to buy or sell shares at any time during the Fund’s normal business hours. Once your order request is received in good order, it will be processed at the next share price calculated.

Because orders placed through broker-dealers must be forwarded to the Transfer Agent before they can be processed, you will need to allow extra time. A representative of your broker-dealer should be able to tell you when your order will be processed.

Transactions Initiated by Telephone or Electronically. Since many transactions may be initiated by telephone or electronically, it is important to understand that as long as the Fund takes reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personalized security codes or other information, the Fund is not responsible for any losses that may occur. For transactions conducted over the Internet, the Fund recommends the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

Wire Transactions. When you ask us to send or receive a wire, please note that while the Fund does not currently charge a fee to receive wires, it is possible that your bank may charge fees. Wire transactions are completed within 24 hours. The Fund can only send wires of $5,000 or more and accept wires of $1,000 or more.

Right to Reject, Restrict, Cancel or Limit Purchase and Exchange Orders. Purchases and exchanges should be made for investment purposes only. The Fund does not accept cash or cash equivalents (such as money orders, cashier’s checks, bankdrafts or traveler’s checks), credit cards or credit card checks, third party checks, starter checks or monetary instruments in bearer form. The Fund reserves the right to prohibit other forms of payment. The Anti-Money Laundering Compliance Officer may grant written exceptions from these prohibitions, if consistent with the Fund’s Anti-Money Laundering Program and the intent of applicable anti-money laundering laws. The Fund reserves the right to reject, restrict, cancel (within one day of receipt) or limit any specific purchase or exchange request. We are required by law to obtain certain personal information from you, which will be used to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your identity, we reserve the right to close your account or take such other steps as we deem reasonable.

Because an exchange request involves both a request to redeem shares of one Mirae Asset Mutual Fund and to purchase shares of another Mirae Asset Mutual Fund, the Fund considers the underlying redemption and purchase requests conditioned upon the acceptance of each of these underlying requests. Therefore, in the event that the Fund rejects an exchange request, neither the redemption nor the purchase side of the exchange will be processed. When the Fund determines that the level of exchanges on any day may be harmful to its remaining shareholders, the Fund may reject the exchange request or delay the payment of exchange proceeds for up to seven days to permit cash to be raised through the orderly liquidation of its portfolio securities to pay the redemption proceeds. In the case of delay, the purchase side of the exchange will be delayed until the exchange proceeds are paid by the redeeming Fund. If an exchange has been rejected or delayed, shareholders may still place an order to redeem their shares.

Frequent Purchase and Redemption of Shares. The Fund is designed for long-term investors and discourages short-term trading (market timing) and other excessive trading practices. These practices may be detrimental to the Fund and its long-term shareholders by disrupting portfolio management strategies, increasing brokerage and administrative costs, harming Fund performance and diluting the value of shares. Such trading may also require the Fund to sell securities to meet redemptions, which could cause taxable events that impact shareholders.

The Board has considered and evaluated the risks of short-term trading activities by the Fund’s shareholder and has adopted policies and procedures that seek to discourage and not accommodate short-term trading and other excessive trading practices. The Board has determined that the imposition of a redemption fee on the exchange and redemption of shares is unnecessary and that the Trust’s fair valuation policies and procedures (which may reduce arbitrage opportunities available to short-term traders), as well as the Investment Manager’s periodic review of shareholder trading activity, among other things, serve as a sufficient deterrent to short-term trading. The Fund reserves the right to institute a redemption fee at any time.

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The Fund has a number of features in place intended to eliminate the possibility, or reduce the impact of any intentional short-term trading in the Fund. The Investment Manager monitors sales and redemptions daily through a sales reporting program and has developed additional reports to monitor any short-term trading in the Fund. Any suspicious activity is investigated. Shares purchased through reinvested dividends or capital gains, as well as redemption of shares from accounts, such as asset allocation programs that offer automatic re-balancing, wrap-fee accounts, or similar types of accounts or programs, and certain types of retirement accounts that provide default investment options are viewed as not having market-timing implications and will not be monitored or flagged for investigation. In addition, the Fund maintains a cash balance that serves as a primary source of liquidity for meeting redemptions. The Fund also maintains a credit facility with Citibank, N.A. that can further limit the disruption from redemptions on portfolio management strategies and the potential impact on other shareholders.

Because the Fund may receive purchases and sales orders through financial intermediaries that use omnibus or retirement accounts, the Fund cannot always detect short-term trading. However, the Fund’s distribution agreements with its intermediaries provide the Fund management with the ability to identify investors whose trading practices violate the Fund’s restrictions on short-term trading. The vast majority of omnibus accounts in the Fund are fully disclosed or are otherwise coded to identify individual underlying accounts so that the Investment Manager can block them from further purchases if necessary. Where omnibus accounts are not fully disclosed or identified, the Fund’s agreements with its intermediaries allow management to request additional information when necessary to identify potential short-term traders.

Reinstatement Privilege. You may decide to reinstate the shares that you have redeemed within the past 90 days. You must send a letter to the Transfer Agent stating your intention to use the reinstatement privilege, along with your check for all or a portion of the previous redemption proceeds. Shares will be purchased at NAV on the day the check is received. Shares will be purchased into the account from which the redemption was made. The proceeds must be reinvested in the same share class. If shares were redeemed from a Class C account, the purchase will be processed so that no CDSC charges will be assessed against it in the future, but any CDSC charges that were incurred as a result of the original redemption will not be reversed.

Unclaimed Accounts. Under certain circumstances, a shareholder’s shares in the Fund may be transferred to the appropriate state if no activity occurs in the account within the time period specified by state law.

ADDITIONAL INFORMATION

Fund Rights

You should be aware that the Fund may do any of the following:

•	Withhold federal income tax on your distributions if the Fund has been notified by the IRS that you are subject to backup withholding, or if you fail to provide the Fund with a correct taxpayer identification number or certification that you are exempt from backup withholding.
•	Close your account and send you the proceeds if your balance falls below $1,000 (or $500 for retirement accounts); charge you $10 a year if your account balance falls below $1,000; in either case, the Fund will give you 60 days’ notice so you can either increase your balance or close your account (these policies do not apply to any case where a fall in share price created the low balance).
•	Reject a new account application if you do not provide a correct social security or taxpayer identification number; if the account has already been opened, we may give you 30 days’ notice to provide the correct number.
•	Pay you for shares you sell by “redeeming in kind,” that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; the Fund generally will not make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1.00% of the value of the Fund’s net assets, whichever is less.
•	Change, add or withdraw various services, fees and account policies.

Foreign Investors

The Fund will generally not accept investments from foreign investors (e.g., foreign financial institutions; non-U.S. persons), other than from affiliates of Mirae Asset USA. Where the Fund does accept such investments from a foreign investor, the Transfer Agent is expected to conduct due diligence on such foreign investors as may be required under the USA PATRIOT Act and applicable Treasury or SEC rules, regulations and guidance. In addition to the due diligence, the Fund has instructed the Transfer Agent to escalate foreign investors to the Fund’s Anti-Money Laundering Compliance Officer, including all foreign correspondent accounts established in the United States for a foreign financial institution.

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Customer Identification and Verification

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account.

What this means to you: When you open an account, the Fund will ask for your name, address, date of birth, and other information that will allow the Fund to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account. The Fund is required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Fund is required to collect documents to fulfill its legal obligations. Documents provided in connection with your application will be used solely to establish and verify a customer’s identity, and the Fund shall have no obligation with respect to the terms of any such document. Attempts to collect the missing information required on the application will be performed by contacting either you or, if applicable, your broker. If this information is unable to be obtained within a time-frame established in the sole discretion of the Fund, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV per share next determined after receipt of your application in proper form. However, the Fund reserves the right to close your account at the then-current day’s price if they are unable to verify your identity.

Attempts to verify your identity will be performed within a time-frame established in the sole discretion of the Fund. If the Fund is unable to verify your identity, the Fund reserves the right to liquidate your account at the then-current day’s price and remit proceeds to you via check. The Fund reserves the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

Anti-Money Laundering Program

Customer identification and verification is part of the Fund’s overall obligation to deter money laundering under federal law. The Trust has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of the Investment Manager, they are deemed to be in the best interest of the Fund or in cases where the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

Delivery of Shareholder Documents

The Trust delivers only one copy of shareholder documents, including prospectuses, shareholder reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is known as “householding” and is intended to eliminate duplicate mailings and reduce expenses. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at 1-888-335-3417, or write to Mirae Asset Discovery Funds, P.O. Box 183165, Columbus, Ohio 43218-3165.

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FINANCIAL HIGHLIGHTS

Financial information is not provided as the Fund has not commenced operations as of the date of this Prospectus.

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TO GET MORE INFORMATION

Shareholder Reports. Additional information about the Fund’s investments will be available in the Trust’s annual and semi-annual reports to shareholders. In the Trust’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (“SAI”). This tells you more about the Fund’s features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it is legally part of this Prospectus).

The Fund’s most recent annual and semi-annual reports and SAI will be available, free of charge, upon request, by calling 1-888-335-3417 or on the Trust’s website at http://investments.miraeasset.us. Shareholders may call 1-888-335-3417 to request other information about the Fund and to make shareholder inquiries. Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission (SEC) in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. The reports and other information about the Fund are also available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

To Make Investments	SEC
Mirae Asset Discovery Funds	Public Reference Station
P.O. Box 183165	100 F Street, N.E.
Columbus, Ohio 43218-3165	Washington, D.C. 20549
http://investments.miraeasset.us	www.sec.gov
1-888-335-3417	1-202-551-8090

Distributed by:

Funds Distributor, LLC

SEC Investment Company Act File Number:

Mirae Asset Discovery Funds 811-22406

Mirae Asset Global Investments (USA) LLC, 625 Madison Avenue, 3rd Floor, New York, New York 10022

http://investments.miraeasset.us	34	Mirae Asset Discovery Funds

STATEMENT OF ADDITIONAL INFORMATION

MIRAE ASSET DISCOVERY FUNDS

Emerging Markets Corporate Debt Fund

Mirae Asset Discovery Funds (the “Trust”) is an open-end management investment company that consists of four series. This Statement of Additional Information (“SAI”) includes information about the Class A, Class C and Class I Shares of the following series of the Trust - Emerging Markets Corporate Debt Fund (the “Fund").

This SAI is not a prospectus and should be read in conjunction with the prospectus of the Fund, dated January 22, 2018, as amended from time to time (the “Prospectus”). A copy of the Prospectus may be obtained without charge by calling the Trust toll-free at 1-888-335-3418 or by visiting the Trust’s website at http://investments.miraeasset.us.

Emerging Markets Corporate Debt Fund
Class A	MAEBX
Class C	MCEBX
Class I	MIEBX

Statement of Additional Information, dated January 22, 2018

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MIRAE ASSET DISCOVERY FUNDS

Mirae Asset Discovery Funds (the “Trust”) is an open-end management investment company that continually offers and redeems its shares. The Trust was organized as a Delaware statutory trust on April 7, 2010. Currently, the Trust consists of four series. This Statement of Additional Information includes information about the following series of the Trust: Emerging Markets Corporate Debt Fund (the "Fund).

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund intends to qualify for the special tax treatment available to “regulated investment companies” under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”), and thus intends to satisfy the diversification requirements contained therein. See “Taxes.”

INVESTMENT POLICIES AND LIMITATIONS

The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund’s investment policies and limitations.

The Fund’s fundamental investment limitations as listed below cannot be changed without approval by a “majority of the outstanding voting securities” of the Fund. Under the 1940 Act, “a majority of the outstanding voting securities” of the Fund is the lesser of (a) 67% or more of the voting securities present at a meeting of shareholders, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (b) more than 50% of the outstanding voting securities of the Fund.

The Fund has adopted the following fundamental investment limitations, set forth below in their entirety. The Fund may not:

(a)	Borrow money, except that (a) the Fund, to the extent permitted by applicable law, may borrow from banks (as defined in the 1940 Act), other affiliated investment companies and other persons or through reverse repurchase agreements in amounts up to 33⅓% of its total assets (including the amount borrowed), (b) the Fund may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (c) the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, (d) the Fund may purchase securities on margin to the extent permitted by applicable law and (e) the Fund may engage in transactions in mortgage dollar rolls which are accounted for as financings.
(b)	Issue senior securities to the extent such issuance would violate applicable law.
(c)	Engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.
(d)	Purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund’s ownership of securities.
(e)	Purchase physical commodities or contracts relating to physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).
(f)	Make loans to other persons except by (i) lending portfolio securities, (ii) entering into repurchase agreements and (iii) acquiring debt instruments or interests in indebtedness in accordance with the Fund’s investment objective and policies.
(g)	Invest more than 25% of its total assets in securities of companies within a single industry or group of industries, provided that there is no limitation with respect to securities issued or guaranteed by the U.S. Government or any agencies or instrumentalities.

Notwithstanding fundamental investment limitation (a) above, applicable law currently prohibits the Fund from purchasing securities on margin. The deposit or payment by the Fund of initial or variation margin in connection with financial futures contracts or options transactions is not considered to be the purchase of a security on margin.

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The Trust, on behalf of the Fund, has also adopted the following non-fundamental investment restrictions, which may be changed by the Board of Trustees without shareholder approval. The Fund may not:

1.	Purchase securities for the purpose of exercising control or management.
2.	Purchase securities on margin or make short sales, except (i) short sales against the box, (ii) in connection with arbitrage transactions, (iii) for margin deposits in connection with futures contracts, options or other permitted investments, (iv) that transactions in futures contracts and options shall not be deemed to constitute selling securities short, and (v) that the Fund may obtain such short-term credits as may be necessary for the clearance of securities transactions.
3.	Lend portfolio securities in an amount greater than 33⅓% (the Fund may set a lower percentage with a securities lending agent) of its total assets.
4.	Purchase illiquid securities (including repurchase agreements of more than seven days’ duration, certain restricted securities, and other securities which are not readily marketable), if, as a result, such securities would represent, at the time of purchase, more than 15% of the value of the Fund’s net assets. In the event that illiquid securities represent more than 15% of the value of the Fund’s assets, the Fund’s Investment Manager (as defined below) will consider corrective action necessary to maintain a level of portfolio liquidity that is appropriate under the circumstances.

INVESTMENT STRATEGIES AND RISKS

The following pages contain more detailed information about types of instruments in which the Fund may invest, strategies the Fund’s investment manager, Mirae Asset Global Investments (USA) LLC (“Mirae Asset USA” or the “Investment Manager”)may employ in pursuit of the Fund’s investment objective, and the related risks of such instruments and strategies. The Fund’s Investment Manager may not buy all of these instruments or use all of these techniques unless it believes that doing so will help the Fund achieve its goal.

Asset-Backed Securities

Emerging Markets Corporate Debt Fund may invest in asset-backed securities. Asset-backed securities are secured by and payable from various assets involving installment loan contracts, such as auto loans, home equity loans, leases of various types of property, or revolving credit arrangements, such as credit cards. The value of the asset-backed securities is largely determined by the market’s perception of the assets backing the securities, the credit quality of the underlying assets, whether the assets are bankruptcy-remote from the originators and other affiliated entities, and the amount and quality of any credit enhancement of the securities. Some asset-backed securities are “pass-through” securities, which means that monthly payments, including both principal and interest payments, made by the obligor of the underlying assets are passed through to the Fund.

Credit enhancements for asset-backed securities are generally added to enhance the security’s liquidity or to minimize the losses from defaults of the underlying assets. For example, the servicer of the loans of the underlying assets may provide advances to ensure the timely receipt of payments due on the underlying pool. Guarantees, insurance policies or letters of credit from the originator or third parties may also reduce losses that may result from defaults of the underlying assets. Certain credit support may exist inherently in the structure of the transaction. Some transactions may include different classes of securities with one or more classes subordinate to the other classes, which means that the payment of interest and principal on those subordinated classes of securities will only occur after the payment of interest and principal of more senior classes of securities. Thus, this will allow the subordinated classes to first bear the losses from the defaults on the underlying assets, ensuring the higher credit quality of the senior classes. Some transactions will be over collateralized, which means that the overall principal of the underlying assets exceeds that required to make payments on the securities and pay other fees. Some may include a mandatory reserve fund to absorb temporary losses and to increase the probability of timely payments to the holders of the securities.

Security interests on certain assets are inherently difficult to enforce in case of defaults, and the enforcement of security interests may result in more fees, and less than full amount due on the loans of the underlying assets. Some assets, such as credit card receivables, are generally unsecured. Some states also have credit laws that give debtors the right to set off a certain amount of the outstanding balance, which may negatively affect the yield or the value of related asset backed securities. Another risk is that the market perception of the underlying asset or adverse market events affecting the particular asset will drive down the value of that asset and decrease the recovery amount once the obligor defaults. In some cases, if the market of the underlying asset becomes too weak, the default rates may increase as certain obligors decide to “walk away” from the asset with declining value than to make full interest and principal payments. Other factors, such as depreciation and damage of the asset or application of bankruptcy and insolvency laws, may increase the difficulty and the costs of enforcing the security interests, while reducing the amount that can be recovered.

Asset-backed securities are especially prone to prepayment and extension risk. Prepayment risk is the risk that, as interest rates decrease, certain obligations will be paid off by the obligor more quickly than anticipated. When interest rates fall, borrowers are motivated to pay off debt and refinance at new lower rates. When principal is returned early, future interest payments will not be paid on that part of the principal. In addition, the prepayment of an obligation may cause the Fund to invest the proceeds in securities with potentially lower returns. Extension risk is the risk that, as interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated. This may cause the value of such securities to fall. Additionally, this may prevent the Fund from investing in securities with potentially higher returns. Thus, asset-backed securities may have less potential for capital appreciation when interest rate decreases, and may not be a viable instrument for the Fund to lock in long-term interest rates.

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Generally, the market for privately issued asset-backed securities is smaller and less liquid than the market for government sponsored securities such as mortgage-backed securities sponsored by various federal housing agencies.

Borrowing

The Fund may borrow from banks. Except as otherwise provided in this SAI, the Fund may borrow money as permitted by the 1940 Act, including up to 5% of the value of its total assets at the time of such borrowings for temporary purposes and in excess of the 5% limit to meet redemption requests. This borrowing may be unsecured. The 1940 Act requires the Fund to maintain continuous asset coverage of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. The Fund may also be required to maintain minimum average balances in connection with such borrowing or to pay a commitment fee or other fees to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. The Fund may, in connection with permissible borrowings, transfer securities owned by the Fund as collateral. If the Fund borrows money, the borrowing may magnify increases and decreases in the share price until such borrowing is paid off. If the Fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage. Leverage may exaggerate the effect of any increase or decrease in the value of portfolio securities on the interest and other costs, which may or not exceed the income or gains received from the securities purchased with borrowed funds. Additionally, borrowed funds are subject to interest costs that may or may not be offset by amounts earned on the borrowed funds.

Cash Management

The Fund can hold uninvested cash, including cash collateral from securities lending (if any), or can invest in cash equivalents such as money market securities, or shares of money market or short-term bond funds, or units of registered or unregistered collective investment vehicles (which invest in Rule 2a-7 (money market fund) permitted assets). Generally, these securities offer less potential for gains than other types of securities.

Common Stock

Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

Convertible Securities

Convertible securities may be converted within a specified period of time into a certain amount of common stocks, preferred stocks, or other securities of the same or a different issuer. The conversion may occur at the option of the investor or issuer of the security or upon a predetermined event. Convertible securities have characteristics similar to both fixed-income and equity securities. Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

The market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. Additionally, as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

Although convertible securities provide for a stable stream of income with generally higher yields than common stocks, there can be no guarantee of current income because the issuers of the convertible securities may default on their obligations. A convertible security provides fixed income and offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. However, there can be no assurance of capital appreciation because securities prices fluctuate. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

In addition, the Fund may invest in “synthetic convertible securities,” which are comprised of two or more different securities, each with its own market value, whose investment characteristics, taken together, resemble those of convertible securities. The market value of a synthetic convertible is generally based on the combined value of its fixed-income component and its convertible component. Therefore, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations.

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Corporate Debt Securities

Corporate debt securities are debt obligations issued by private corporations. Corporate debt securities generally have higher interest rate payments and risks than sovereign debt obligations. Corporate debt securities may be secured or unsecured. Debentures and commercial papers are examples of corporate debt securities that are backed only by the creditworthiness of the borrower without any collateral. If the Fund acquires foreign corporate debt securities, the return may be linked to the exchange rates between the U.S. dollar and a foreign currency or currencies that the securities are denominated or traded in.

Corporate debt securities may be investment grade or high yield depending on their credit risk. For information, please also see “High Yield Securities (Junk Bonds)” and “Investment Grade Debt Obligations” below.

Cybersecurity and Disaster Recovery Risks

Information and technology systems relied upon by the Fund, the Investment Manager, the Fund's service providers (including, but not limited to, Fund accountants, custodian, transfer agent, administrator, distributor and other financial intermediaries) and/or the issuers of securities in which the Fund invests may be vulnerable to damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, security breaches, usage errors, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes. Although the Investment Manager has implemented measures to manage risks relating to these types of events, if these systems are compromised, become inoperable for extended periods of time or cease to function properly, significant investment may be required to fix or replace them. The failure of these systems and/or of disaster recovery plans could cause significant interruptions in the operations of the Fund, the Investment Manager, the Fund's service providers and/or issuers of securities in which the Fund invests and may result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to investors (and the beneficial owners of investors), impact the Fund’s ability to calculate its net asset value or impede trading. Such a failure could also harm the reputation of the Fund, the Investment Manager, the Fund's service providers and/or issuers of securities in which the Fund invests, subject such entities and their respective affiliates to legal claims or otherwise affect their business and financial performance.

Debt Obligations

A debt obligation is a loan by the purchasers of the obligation to the issuer of the obligation. Generally, a debt obligation has a set interest and principal payments scheduled over a predetermined time period. The length of the repayment schedule will vary according to the type of the debt obligation. Commercial paper is a short-term loan to a corporation with a maturity date of up to 270 days. A bill is a short-term debt obligation, generally with a maturity of two years or less. Bonds and notes are long-term debt obligations, generally with a maturity of more than two years. A debt obligation is usually more senior in a corporate capital structure over an equity obligation. A debt obligation may be secured or unsecured. A debenture and commercial paper are examples of unsecured debt obligations that are backed only by the creditworthiness of the borrower without any collateral.

A debt obligation is generally subject to credit, interest rate, and prepayment risks. Credit risk is the risk that the issuer of a debt obligation may become unable or unwilling to meet its financial obligations. Various market participants, such as rating agencies or pricing services, also may affect the security by downgrading the credit of the issuer of the security, which may decrease the value.

Interest rate risk is the risk of the value of a debt obligation decreasing due to changes in interest rates. The value of a debt obligation will generally decrease when the interest rates increase, and the value of a debt obligation will generally increase when the interest rates decrease. Debt obligations with longer maturities tend to be more sensitive to changes in interest rates.

Prepayment risk is the risk that, as interest rates decrease, a debt obligation will be paid off by the obligor more quickly than anticipated. When interest rates fall, borrowers are motivated to pay off debt and refinance at the new lower rates. When principal is returned early, future interest payments will not be paid on that part of the principal. In addition, the prepayment of an obligation may cause the Fund to invest the proceeds in securities with potentially lower returns. Extension risk is the risk that, as interest rates rise, a debt obligation will be paid off by the obligor more slowly than anticipated. This may cause the value of such securities to fall. Additionally, this may prevent the Fund from investing in securities with potentially higher returns. Asset backed securities, including mortgage backed securities, are especially prone to prepayment and extension risks.

In addition, a debt obligation, like all other investments, may be subject to liquidity and market risks depending on the terms and the characteristics of the obligation.

For information, please also see “High Yield Securities (Junk Bonds)” and “Investment Grade Debt Obligations” below.

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Derivative Instruments

Derivative instruments are financial instruments that derive their value from another instrument, security, index, currency or other asset. The Fund may use derivatives for hedging purposes or to enhance return (which may be considered speculative since the Fund is primarily seeking to achieve gains, not offset the risk of other positions). The Fund may enter into derivatives transactions with respect to any security or other instrument in which it is permitted to invest. The Fund incurs costs in opening and closing derivatives positions. In December of 2015, the SEC proposed a new rule to regulate registered investment companies’ use of derivatives. If adopted, the effect of such rule on the Fund could be substantial and adverse.

Dodd-Frank Wall Street Reform and Consumer Protection Act. The Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank”), enacted in July 2010, grants prudential and financial regulators, notably the Securities and Exchange Commission (the “SEC”) and the Commodity Futures Trading Commission (the “CFTC”), the jurisdictional and rulemaking authority necessary to impose comprehensive regulations on the over-the-counter (“OTC”) and cleared derivatives markets. These regulations include, but are not limited to, requirements relating to disclosure, trade processing, trade reporting, margin and registration requirements. For example, under Dodd-Frank, regulations are now in effect that require swap dealer to post and collect variation margin (comprised of specified liquid instruments and subject to a required haircut) in connection with trading of OTC swaps with the Fund. Requirements for posting of initial margin in connection with OTC swaps will be phased-in over the next several years. The implementation of these margin requirements with respect to OTC swaps, as well as the other types of regulations and other global regulatory initiatives, could adversely impact the Fund by increasing transaction costs and/or regulatory compliance costs, limiting the availability of certain derivatives or otherwise adversely affecting the value or performance of derivatives that the Fund trades. No assurance can be made that the U.S. Government or any U.S. regulatory body (or other authority or regulatory body) will not continue to take further legislative or regulatory action in response to an economic crisis or otherwise. The Fund may incur additional costs to comply with new requirements as well as to monitor for compliance in the future. In addition, Congress may determine to repeal or revise Dodd-Frank or portions thereof and other laws and regulations. The effect of such actions, if taken, cannot be known.

To the extent the Fund uses derivative instruments that are not regulated by the CFTC or the SEC, the Fund’s use of such derivative instruments may be subject to regulation and oversight by regulators in other jurisdictions. Compliance with regulations in these jurisdictions may cause the Fund to incur additional costs.

Hedging The Fund may use derivatives to offset the risks associated with other Fund holdings. This strategy is known as hedging. Losses on the other Fund securities may be reduced by gains on a derivative that responds in an opposite manner to market movements. Although hedging can reduce losses impacting the Fund, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Fund or if the cost of the derivative outweighs the benefit of the hedge. Hedging also involves correlation risk, i.e. the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Fund. The inability to close options and futures positions also could have an adverse impact on the Fund’s ability to hedge effectively its portfolio. There is also a risk of loss by the Fund of margin deposits or collateral in the event of bankruptcy of a broker with whom the Fund has an open position in a cleared derivative. Other risks that hedging may involve are the risk of losses resulting from interest rate, spread or other market movements not anticipated by the Fund’s Investment Manager, and, possibly, the obligation to meet additional margin or other payment requirements, all of which could worsen the Fund’s position. To the extent that any hedging strategy involves the use of OTC derivatives transaction, such a strategy would be affected by the implementation of the various regulations adopted pursuant to Dodd-Frank. There can be no guarantee that the Fund’s hedging strategies will be effective. The Fund is not required to engage in hedging transactions, and the Fund may choose not to do so.

The Fund may use derivative instruments and trading strategies, including the following:

Options By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying assets, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

The buyer of a typical put option may realize a gain if security prices fall substantially. However, if the underlying instrument’s price does not fall enough to offset the cost of purchasing the option, a put buyer may suffer a loss (limited to the amount of the premium, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying asset at the option’s strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

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The writer of a put or call option takes the opposite side of the transaction from the option’s purchaser. In return for receipt of the premium, the writer assumes the obligation to pay or receive the strike price for the option’s underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, the Fund will be required to make margin payments to a futures commission merchant as described below for futures contracts.

If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to sell or deliver the option’s underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall and there is no limit on potential losses. Through receipt of the option premium, a call writer mitigates the effects of a price increase. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer is exposed to the risk of security price increases.

There is no assurance that a liquid market will exist for any particular options contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument’s current price. In addition, exchanges may establish daily price fluctuation limits for options contracts, and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require the Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Fund’s access to other assets held to cover its options positions could also be impaired.

Unlike exchange-traded options, which are standardized with respect to the underlying asset, expiration date, contract size, and strike price, the terms of over-the-counter options (options not traded on exchanges, known as “OTC options”) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally are less liquid and involve greater credit risk than exchange-traded options, which are backed by the clearing organization of the exchanges where they are traded.

Combined positions involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a higher price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Because there are a limited number of types of exchange-traded options contracts, it is likely that the standardized contracts available will not match the Fund’s current or anticipated investments exactly. The Fund may invest in options contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the Fund typically invests, which involves a risk that the options position will not track the performance of the Fund’s other investments.

Options prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund’s investments well. Options prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. The Fund may purchase or sell options contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the Fund’s options positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

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Futures The Fund may engage in transactions in futures and options on futures. Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price (except that some futures contracts are cash settled). No price is paid upon entering into a futures contract. Rather, upon purchasing or selling a futures contract the Fund is required to deposit collateral (“margin”) equal to a percentage (generally less than 10%) of the contract value. Each day thereafter until the futures position is closed, the Fund will pay additional margin representing any loss experienced as a result of the futures position the prior day or be entitled to a payment representing any profit experienced as a result of the futures position the prior day. Futures involve substantial leverage risk.

The sale of a futures contract limits the Fund’s risk of loss from a decline in the market value of portfolio holdings correlated with the futures contract prior to the futures contract’s expiration date. In the event the market value of the portfolio holdings correlated with the futures contract increases rather than decreases, however, the Fund will realize a loss on the futures position and a lower return on the portfolio holdings than would have been realized without the purchase of the futures contract.

The purchase of a futures contract may protect the Fund from having to pay more for securities as a consequence of increases in the market value for such securities during a period when the Fund was attempting to identify specific securities in which to invest in a market the Fund believes to be attractive. In the event that such securities decline in value, or the Fund determines not to complete an anticipatory hedge transaction relating to a futures contract however, the Fund may realize a loss relating to the futures position.

The Fund is also authorized to purchase or sell call and put options on futures contracts including financial futures and stock indices. Generally, these strategies would be used under the same market and market sector conditions (i.e., conditions relating to specific types of investments) in which the Fund entered into futures transactions. The Fund may purchase put options or write call options on futures contracts and stock indices in lieu of selling the underlying futures contract in anticipation of a decrease in the market value of its securities. Similarly, the Fund can purchase call options or contracts and stock indices, as a substitute for the purchase of such futures to hedge against the increased cost resulting from an increase in the market value of securities that the Fund intends to purchase.

The Fund may also enter into swap options. A swap option is a contract that gives the purchaser the right to enter into a new swap agreement, or modify the existing swap in return for a premium.

The primary risks associated with the use of futures contracts and options are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract or option; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the inability of the Fund’s Investment Manager to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations. In addition, the CFTC and the United States commodities exchanges impose limits referred to as “speculative position limits” on the maximum net long or net short speculative positions that any person may hold or control in any particular futures or options contracts traded on United States commodities exchanges. For example, the CFTC currently imposes speculative position limits on a number of agricultural commodities (e.g., corn, oats, wheat, soybeans and cotton) and United States commodities exchanges currently impose speculative position limits on many other commodities. Dodd-Frank significantly expands the CFTC’s authority to impose position limits with respect to futures contracts and options as well as swaps that are economically equivalent to futures or options on futures, and swaps that are traded on a regulated exchange and certain swaps that perform a significant price discovery function. In response to this expansion of its authority, in 2016, the CFTC re-proposed a series of new speculative position limits with respect to futures and options on futures on 25 energy, metals and agricultural futures contracts as well as economically equivalent swaps. Those proposed speculative position limits are not yet finalized. If the CFTC adopts these proposed position limits , the counterparties with which the Fund deals may further limit the size or duration of positions available to the Fund. All accounts owned or managed by the Investment Manager are likely to be combined for speculative position limit purposes. The Fund could be required to liquidate positions it holds in order to comply with such limits, or may not be able to fully implement trading instructions generated by its trading models, in order to comply with such limits. Any such liquidation or limited implementation could result in substantial costs to the Fund.

The derivatives in which the Fund may invest have become subject to comprehensive statutes and regulations.  In the event that the Fund's investments in derivative instruments regulated under the Commodity Exchange Act (“CEA”), including futures, swaps and options, exceeds a certain threshold, the Investment Manager may be required to register as a "commodity pool operator." In addition, the Investment Manager may be required to register as a "commodity trading advisor". In the event the Investment Manager is required to register with the CFTC, it will become subject to additional recordkeeping and reporting requirements with respect to the Fund, which may increase the Fund's expenses. However, the Trust has filed a notice of eligibility claiming an exclusion from the definition of the term "commodity pool operator" pursuant to Rule 4.5 under the CEA with respect to the fund. The fund currently intends to operate in a manner that would permit it to continue to claim an exclusion from the definition of the term “commodity pool operator” pursuant to Rule 4.5 under the CEA.

Currency forward/futures A currency forward contract is a financial contract to trade a specific foreign currency at an agreed exchange rate at a future date. The contract is individually negotiated and privately traded by currency traders and their customers in the interbank market. A currency forward contract will generally reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased. A currency futures contract may serve a similar function as a currency forward contract except that it is generally a standard binding agreement and may be traded on U.S. and non-U.S. exchanges. (See the above section on futures).

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Successful utilization of a currency forward contract will depend on the Investment Manager’s accurate forecast of currency exchange rate movements. However, foreign currencies may fluctuate due to various factors, including, but not limited to, changes in interest rates, foreign government interventions, adverse political or economical conditions of certain countries, changes in investors’ risk appetites, and changes in the policies of central banks or supranational entities such as the International Monetary Fund. If exchange rates move unexpectedly, the Fund may not achieve the anticipated benefits of the transaction, or it could even suffer losses.

A currency forward contract also has similar risks to the risks of other general derivatives including (a) imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract or option; (b) the possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, specifically fluctuation in exchange rates, which are potentially unlimited; (d) the inability of the Investment Manager to correctly predict the direction of currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations.

Dodd-Frank includes certain foreign exchange transactions (but not bona fide spot foreign exchange transactions) in the definition of “swap” and therefore contemplates that certain of these contracts may be regulated by the CFTC. A limited category of foreign exchange transactions were excluded from certain of the Dodd-Frank regulations, as permitted thereunder, by the Secretary of the Treasury and therefore that category of foreign exchange swaps and foreign exchange forwards as well as bona fide spot foreign exchange transactions are not subject to full regulation by the CFTC (including the clearing and platform execution mandates). Therefore, the Fund will not receive any benefit of CFTC regulation of its trading activities in excluded foreign exchange swaps and forward transactions.

Swap agreements In a standard “swap” transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on particular investment instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or security, or in a “basket” of securities representing a particular index. Bilateral swap agreements are two party contracts entered into primarily by institutional investors. The “notional amount” of the swap agreement is only a basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. The Fund’s obligations (or rights) under a swap agreement generally will be equal only to the “net amount” to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement. The Fund’s obligations under a swap agreement not cleared through a central authority will be collateralized on a mark-to-market basis by segregated liquid, unencumbered assets.

As a result of rules adopted by the CFTC in 2012, certain standardized swaps are currently subject to mandatory central clearing. With respect to swaps cleared through a central counterparty, the Fund will be subject to daily “variation” and “initial” margin requirements set by the central clearing counterparty and the Fund’s clearing member. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of a clearinghouse with the clearinghouse serving as a central counterparty similar to transactions in futures contracts. The Fund posts initial and variation margin by posting collateral with its clearing member FCMs. Central clearing is expected to decrease counterparty risk and increase liquidity compared to bilateral swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap. However, central clearing does not eliminate counterparty risk or illiquidity risk entirely. In addition, depending on the size of the Fund and other factors, the margin required by a clearing member from the Fund may be in excess of the amounts required to be posted by the Fund pursuant to the rules of the central clearinghouse and in excess of the collateral required to be posted by the Fund to support its obligations under a similar non-cleared bilateral swap. Under the Dodd-Frank Act, regulations are now in effect that require swap dealer to post and collect variation margin (comprised of specified liquid instruments and subject to a required haircut) in connection with trading of uncleared swaps with the Fund. Requirements for posting of initial margin in connection with uncleared swaps will be phased-in over the next several years. The implementation of these margin requirements with respect to uncleared swaps, as well as the other types of regulations described above and other global regulatory initiatives, could adversely impact the Fund by increasing transaction costs and/or regulatory compliance costs, limiting the availability of certain derivatives or otherwise adversely affecting the value or performance of derivatives that the Fund trades. Other potentially adverse regulatory obligations can develop suddenly and be imposed without notice.

The SEC and the CFTC under Dodd-Frank also have the authority to require most liquid swaps, under their respective jurisdiction, to be traded and executed on trading facilities. The CFTC has already subjected certain kinds of swaps to this platform execution requirement and it is expected that additional swaps will become subject to this requirement in the future. It is not yet clear when the parallel SEC requirements will go into effect. Moving trading to an exchange-type system may increase market transparency and liquidity but may require the Fund to incur increased expenses to access the same types of swaps.

CFTC rules also require centralized reporting of detailed information about many types of cleared and uncleared swaps. This information is available to regulators and, to a more limited extent and on an anonymous basis, to the public. Reporting of swap data may result in greater market transparency, which may be beneficial to funds that use swaps to implement trading strategies. However, these rules place potential additional administrative obligations on the Fund, and the safeguards established to protect anonymity may not function as expected.

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Whether the Fund’s use of swap agreements or options on swap agreements (“swaptions”) will be successful in furthering its investment objectives will depend on the Investment Manager’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Although both OTC and exchange-traded derivatives markets may experience lack of liquidity, OTC non-standardized derivative transactions are generally less liquid than exchange-traded instruments. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. The counterparty risk for cleared derivatives is generally lower than for uncleared OTC derivative transactions since generally a clearing organization becomes the counterparty to each party to a cleared derivative contract and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearinghouse for performance of financial obligations. However, there can be no assurance that the clearinghouse, or its members, will satisfy its obligations to the Fund. Swap agreements are also subject to the risk that the Fund will not be able to meet its obligations to the counterparty. The Fund, however, will segregate liquid assets permitted to be so segregated by the Commission in an amount equal to or greater than the market value of the liabilities under the swap agreement or the amount it would cost the Fund initially to make an equivalent direct investment, plus or minus any amount the Fund is obligated to pay or is to receive under the swap agreement.

Interest rate swaps, caps, floors, and collars An interest rate swap is a contract between two parties to exchange cash flows based on one or more interest rates. Generally, one party’s interest rate is fixed while the other party’s interest rate floats with respect to a designated interest rate benchmark, such as the London Interbank Offered Rates (LIBOR) or prime rate. Each party’s interest payment is calculated based on a specified notional amount of money, and they exchange payments (or net payments) based on the application of the designated interest rates to the specified notional amount during the period specified by the swap contract. Other forms of swap agreements include interest caps, which allows the party to receive payments on a notional amount to the extent that interest rates exceed a specified rate, and interest floors, which allows the party to receive payments on a notional amount to the extent that interest rates fall below a specified rate.

An interest rate swap can be used to hedge against interest rate risks of certain securities or to enhance their returns. For example, if the Fund holds a security with an interest rate that is fixed for a year, and the Fund believes that interest rates are likely to increase above the fixed rate, the Fund may use an interest rate swap to enhance its return. In this case, the Fund should enter into a swap agreement with another counterparty, with the Fund offering fixed interest payments on the notional amount (the principal of the security) in exchange for floating interest payments on the notional amount. Although such a swap will increase the Fund’s yield if the interest rate increases above the specified rate, it will decrease the Fund’s yield if the interest rate decreases below the fixed rate of the security. Furthermore, should the issuer of the security default on its interest payments, the Fund would nevertheless be obligated to continue making fixed interest payments.

The Fund may also purchase and write interest rate caps, floors and collars, which are OTC options.  The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates. A party may use an interest collar to limit its exposure to interest rate volatility in either direction.

Credit default swaps A credit default swap is a contract designed to transfer a notional credit exposure of the buyer of the protection to the seller of the protection in exchange for a stream of payments over the terms of the agreement. In a typical credit default swap, the parties will determine a specific underlying reference debt obligation and a credit event, which generally means bankruptcy, failure to timely pay interest or principal, acceleration or restructuring of the obligation. Then, if a credit event occurs with respect to the reference debt obligation, then the seller will usually pay the buyer the face amount of the debt obligation, in return for the buyer’s obligation to make periodic cash payments and deliver the reference debt obligation. If no credit event occurs with respect to the reference debt obligation, then the buyer would lose the amount of its payments.

The Fund may buy a credit default swap to attempt to hedge against the possibility of a credit event of its securities or sell a credit default swap to gain exposure to the specific reference debt obligation without directly purchasing it. A credit default swap involves greater risks than if the Fund had invested in the reference obligation directly because it is subject to credit risk, and liquidity risk. Moreover, selling a credit default swap could effectively add leverage to the Fund’s portfolio because in addition to its total assets, it may have to pay a substantial amount if the credit event occurs.

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The creation of the ISDA Credit Derivatives Determination Committee (the “Determination Committee”) is intended to reduce uncertainty around the settlement of credit default swaps following a credit event, and to create uniformity across the market, although it is possible that the Determination Committee will not be able to reach a resolution or do so on a timely basis. In addition, market-wide cash settlement protocols applicable to all market-standard credit default swaps are intended to reduce settlement risk by providing that the Determinations Committee both establish an auction to determine a settlement price and identify the deliverable securities for purposes of the auction, although the Determinations Committee may in certain limited circumstances refrain from doing so.

Credit-linked securities The Fund many invest in credit-linked securities. Credit-linked securities are issued by a limited purpose trust or other similar vehicle that, in turn, invests in a derivative instrument to obtain exposure to certain fixed-income markets or to remain fully invested when more traditional income producing securities are not available. An investment in credit-linked securities is similar to an investment in a bond because such an investment represents the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer's receipt of payments from, and the issuer's potential obligations to, the counterparties to certain derivative instruments entered into by the issuer of the credit-linked security. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation.

Risk factors involving derivatives Derivatives are volatile and involve significant risks, including:

Credit Risk — The risk that the counterparty in a derivative transaction will be unable to honor its financial obligation to the Fund, or the risk that the reference entity in a credit default swap or similar derivative will not be able to honor its financial obligations. The counterparty risk for cleared derivatives is generally lower than for uncleared OTC derivative transactions since generally a clearing organization becomes the counterparty to each party to a cleared derivative contract and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearinghouse for performance of financial obligations. However, there can be no assurance that the clearinghouse, or its members, will satisfy their obligations to the Fund.

Risks Related to the Fund’s Clearing Broker and Central Clearing Counterparty — The CEA requires swaps and futures clearing brokers registered as “futures commission merchants” to segregate all funds received from customers with respect to any orders for the purchase or sale of U.S. domestic futures contracts and cleared swaps from the brokers’ proprietary assets. Similarly, the CEA requires each futures commission merchant to hold in separate secure accounts all funds received from customers with respect to any orders for the purchase or sale of foreign futures contracts and cleared swaps and segregate any such funds. However, all funds and other property received by a clearing broker from its customers are held by the clearing broker on a commingled basis in an omnibus account and may be invested in certain instruments permitted under applicable regulations. There is a risk that assets deposited by the Fund with any swaps or futures clearing broker as margin for futures contracts or cleared swaps may, in certain circumstances and to varying degrees for swaps and futures and options contracts, be used to satisfy losses of other clients of the Fund’s clearing broker. In addition, for both cleared swaps and futures and options contracts, the assets of the Fund might not be fully protected in the event of the Fund’s clearing broker’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing broker’s customers for the relevant account class.

Similarly, the CEA requires a clearing organization approved by the CFTC as a derivatives clearing organization to segregate all funds and other property received from a clearing member’s clients in connection with domestic cleared derivative contracts from any funds held at the clearing organization to support the clearing member’s proprietary trading. Nevertheless, all customer funds held at a clearing organization in connection with any futures contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. All customer funds held at a clearing organization with respect to cleared swaps of customers of a clearing broker are also held in an omnibus account, but CFTC rules require that the clearing broker notify the clearing organization of the amount of the initial margin provided by the clearing broker to the clearing organization that is attributable to each customer.

With respect to futures and options contracts, a clearing organization may use assets of a non-defaulting customer held in an omnibus account of a clearing member at the clearing organization to satisfy payment obligations to the clearing organization of a defaulting customer of the clearing member that also defaults on its payment obligations to the clearing organization. With respect to cleared swaps, a clearing organization generally cannot do so, but may do so if the clearing member does not provide accurate reporting to the clearing organization as to the attribution of margin among its clients. Also, since clearing brokers generally provide to clearing organizations the net amount of variation margin required for cleared swaps for all of its customers in the aggregate, rather than the gross amount of each customer, the Fund is subject to the risk that a clearing organization will not make variation margin payments owed to the Fund if another customer of the clearing member has suffered a loss and is in default. As a result, in the event of a default of the clearing broker’s other clients or the clearing broker’s failure to extend its own funds in connection with any such default, the Fund may not be able to recover the full amount of assets deposited by the clearing broker on behalf of the Fund with the clearing organization.

Currency Risk — the risk that changes in the exchange rate between two currencies will adversely affect the value (in U.S. dollar terms) of an investment.

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Leverage Risk — the risk associated with certain types of investments or trading strategies (such as, for example, borrowing money to increase the amount of investments) that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

Liquidity Risk — the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth. This risk is heightened to the extent the Fund engages in OTC derivative transactions, which are generally less liquid than exchange-traded instruments. Although both OTC and exchange-traded derivatives markets may experience lack of liquidity, OTC non-standardized derivative transactions are generally less liquid than exchange-traded instruments. The absence of liquidity may also make it more difficult for the Fund to ascertain a market value for such instruments. The inability to close open derivatives positions also could have an adverse impact on the Fund’s ability to effectively hedge its portfolio.

Correlation Risk — the risk that changes in the value of a derivative will not match the changes in the value of the portfolio holdings that are being hedged or of the particular market or security to which the Fund seeks exposure.

Index Risk — If the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

Regulatory Risk—In December 2015, the SEC proposed new regulations relating to a mutual fund’s use of derivatives and related instruments. If these or other regulations are adopted, they could significantly limit or impact the Fund’s ability to invest in derivatives and other instruments and may adversely affect the Fund’s performance and ability to pursue its investment objective. Certain aspects of the tax treatment of derivative instruments may be affected by changes in legislation, regulations or other legally binding authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions. There can be no assurance that any new governmental regulation will not adversely affect the Fund’s ability to achieve its investment result.

The Fund intends to enter into transactions involving derivatives only if there appears to be a liquid secondary market for such instruments or, in the case of illiquid instruments traded in OTC transactions, such instruments satisfy the criteria set forth below under “Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives.” However, there can be no assurance that, at any specific time, either a liquid secondary market will exist for a derivative or the Fund will otherwise be able to sell such instrument at an acceptable price. It may, therefore, not be possible to close a position in a derivative without incurring substantial losses, if at all.

Certain transactions in derivatives (such as futures transactions or sales of put options) involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund. When the Fund engages in such a transaction, the Fund will segregate liquid assets with a value at least equal to the Fund’s exposure, on a mark-to-market basis, to the transaction (as calculated pursuant to requirements of the SEC).

The Fund intends to enter into transactions involving derivatives only if there appears to be a liquid secondary market for such instruments or, in the case of illiquid instruments traded in OTC transactions, such instruments satisfy the criteria set forth below under “Additional risk factors of OTC transactions; Limitations on the use of OTC derivatives.”  However, there can be no assurance that, at any specific time, either a liquid secondary market will exist for a derivative or the Fund will otherwise be able to exit its position at an acceptable price.  It may therefore not be possible to close a position in a derivative without incurring substantial losses, if at all.

Certain transactions in derivatives (such as futures transactions or sales of put options) involve substantial leverage risk and may expose the Fund to potential losses, that exceed the amount originally invested by the Fund.  When the Fund engages in such a transaction, the Fund will deposit in a segregated account at its custodian liquid securities or cash and cash equivalents with a value at least equal to the Fund’s exposure, on a mark-to-market basis, to the transaction (as calculated pursuant to requirements of the SEC).  Such segregation will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction, but will not limit the Fund’s exposure to loss.

Additional risk factors of OTC transactions; Limitations on the use of OTC derivatives  Certain derivatives traded in OTC markets, including indexed securities, swaps and OTC options, involve substantial liquidity risk.  The absence of liquidity may make it difficult or impossible for the Fund to exit its position promptly at an acceptable price.  The absence of liquidity may also make it more difficult for the Fund to ascertain a market value for its position. To reduce these liquidity risks, the Fund will acquire illiquid OTC instruments (i) if the agreement pursuant to which the instrument is purchased contains a formula price at which the instrument may be terminated or sold, or (ii) for which the Investment Manager anticipates the Fund can receive on each business day at least two independent bids or offers, unless a quotation from only one dealer is available, in which case that dealer’s quotation may be used.

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To the extent that the Fund has unrealized gains in OTC derivatives or has deposited collateral with its counterparties, the Fund is at risk that its counterparties will become bankrupt or otherwise fail to honor their obligations.  The Fund will attempt to minimize the risk that a counterparty will become bankrupt or otherwise fail to honor its obligations by engaging in transactions in derivatives traded in OTC markets on the basis of clearing such transactions through a central counterparty (if such clearing is mandatory or otherwise available), or otherwise on a bilateral, uncleared, basis only with financial institutions that appear to have substantial capital or that have provided the Fund with a third-party guaranty or other credit enhancement.

Foreign Securities

The Fund will invest in foreign securities, including securities from issuers located in emerging markets countries. These securities may be denominated in U.S. dollars or in a foreign currency. Investing in foreign securities involves risks not typically associated with investing in securities of companies organized and operated in the United States, in addition to the risks inherent in investments in the United States. These risks can increase the chances that the Fund will lose money.

In June 2016, the United Kingdom held a referendum in which voters approved an exit from the European Union ("Brexit"). Although the effects of Brexit remain unclear, they could be significant and widespread.

Certain foreign market economies may rely heavily on particular industries or foreign capital and may be more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures.

Because there are generally fewer investors on foreign exchanges and a smaller number of shares traded each day, it may be difficult for the Fund to buy and sell securities on those exchanges. In addition, prices of foreign securities may fluctuate more than prices of securities traded in the United States. Foreign investments also involve risks relating to local political, economic, regulatory or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing, including through the imposition of punitive taxes, in their capital markets or in certain industries. These actions could severely affect security prices, impair the Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets or income back into the United States, or otherwise adversely affect the Fund’s operations. Additional foreign market risks include those relating to exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts, and political and social conditions, such as diplomatic relations, confiscatory taxation, expropriation, limitation on the removal of funds or assets, or imposition of (or change in) exchange control regulations. Investors in certain foreign countries may have limited legal remedies. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of portfolio securities and could favorably or adversely affect the Fund’s operations. Also, brokerage commissions and other costs of buying or selling securities often are higher in foreign countries than they are in the United States. This reduces the amount the Fund can earn on its investments. Dividends or interest on, or proceeds from the sale of, foreign securities may also be subject to foreign withholding taxes.

Investments in foreign securities may result in currency risk. Foreign securities generally are denominated and pay dividends or interest in foreign currencies. Therefore, the value of the Fund that invests in foreign securities as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates. A stronger U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than does the United States. Some countries may not have laws that protect investors similar to the protections provided by U.S. securities laws. Accounting standards in other countries are not necessarily the same as in the United States, and if the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for the Fund’s Investment Manager to completely and accurately determine a company’s financial condition. In addition, the U.S. Government has from time to time in the past imposed restrictions, through penalties and otherwise, on foreign investments by U.S. investors such as the Fund. If such restrictions should be reinstituted, it might become necessary for the Fund to invest all or substantially all of its assets in U.S. securities.

The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, some of which may be recently organized or new to the foreign custody business. There may also be limited or no regulatory oversight over their operations. The Fund’s ability to recover its assets if a foreign bank or depository or issuer of a security or any of their agents goes bankrupt may be limited by the laws of certain countries. In addition, it is often more expensive for the Fund to buy, sell and hold securities in certain foreign markets than in the United States. This may reduce the Fund’s returns on its investments.

In general, less information is publicly available with respect to foreign issuers than is available with respect to U.S. companies. The Fund’s foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities in U.S. companies. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers in foreign countries than in the United States. Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement procedures and trade regulations also may involve certain risks not typically generated by the settlement of U.S. investments. Settlements in certain foreign countries at times have not kept pace with the number of securities transactions, and these problems may make it difficult for the Fund to carry out transactions. If the Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If the Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable to that party for any losses incurred.

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The expense ratios of the Fund investing significantly in foreign securities can be expected to be higher than those of funds investing primarily in domestic securities. The costs attributable to investing abroad are usually higher for several reasons, such as the higher cost of custody of foreign securities, higher commissions paid on comparable transactions on foreign markets and additional costs arising from delays in settlements of transactions involving foreign securities.

Investments in emerging markets The Fund may invest in the securities of issuers in emerging markets countries or investments that are tied economically to emerging markets countries. Investments in global emerging markets can magnify the risks of foreign investing described above. Such investments also involve additional risks that do not generally apply to investments in securities of issuers in more developed capital markets. These risks include (i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments; (iv) national policies that may limit the Fund’s investment opportunities such as restrictions on investment in issuers or industries deemed sensitive to national interests; and (v) the lack or relatively early development of legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.

Political and economic structures in emerging market countries may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristic of more developed countries. In such an environment, there can be no assurance that any or all of these capital markets will continue to present viable investment opportunities for the Fund. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that the Fund could lose the entire value of its investments in the affected market. As a result the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of investments in these countries and the availability to the Fund of additional investments. The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in these countries may make investments in the countries illiquid and more volatile than investments in Japan or most Western European countries.

Emerging market securities may be substantially less liquid and more volatile than those of mature markets, and company shares may be held by a limited number of persons. This may adversely affect the timing and pricing of the Fund’s acquisition or disposal of securities.

Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost. The Fund would absorb any loss resulting from such registration problems and may have no successful claim for compensation.

Several publicly traded closed-end investment companies have been organized to facilitate indirect foreign investment in emerging markets countries, and certain of such countries, such as Thailand, South Korea, Chile and Brazil, have specifically authorized such funds. There also are investment opportunities in certain of such countries in pooled vehicles that resemble open-end investment companies. The 1940 Act restricts the Fund’s investment in other investment companies, which may limit opportunities for the Fund to invest indirectly in certain developing countries. Shares of certain investment companies may at times be acquired only at market prices representing premiums to their net asset values. If the Fund acquires shares of other investment companies, shareholders would bear both their proportionate share of expenses of the Fund (including management and advisory fees) and, indirectly, the expenses of such other investment companies.

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Investments in Asian countries In addition to the risks of foreign investing and the risks of investing in emerging markets, the emerging markets Asian countries in which the Fund may invest are subject to certain additional or specific risks. The Fund may make substantial investments in Asian countries. In many of these markets, there is a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. The markets of emerging markets Asian countries also may be affected by developments with respect to more established markets in the region such as in Japan and Hong Kong. Brokers in Asian countries typically are fewer in number and less well capitalized than brokers in the United States. These factors, combined with the U.S. regulatory requirements for open-end investment companies and the restrictions on foreign investment discussed below, result in potentially fewer investment opportunities for the Fund and may have an adverse impact on the investment performance of the Fund.

Many Asian countries may be subject to a greater degree of economic, political and social instability than is the case in the United States and Western European countries. Instability may result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection. The governments of many such countries have a substantial role in the regulation and supervision of the economy. The governments also exercise substantial influence over many aspects of the private sector. In certain cases, the government owns or controls many companies, including the largest in the country. Accordingly, government actions in the future could have a significant effect on economic conditions of these Asian countries, which could affect private sector companies and the Fund itself, as well as the value of securities in the Fund’s portfolio. In addition, economic statistics of Asian countries, which are developing markets, may be less reliable than economic statistics of more developed nations.

Most Asian countries are developing markets and are heavily dependent upon international trade. Certain economies also depend to a significant degree upon exports of primary commodities and, therefore, are vulnerable to changes in commodity prices that, in turn, may be affected by a variety of factors. The existence of overburdened infrastructure and obsolete financial systems also presents risks in certain countries, as do environmental problems. Certain developing Asian countries are especially large debtors to commercial banks and foreign governments.

The legal systems in certain developing markets in Asia also may have an adverse impact on the Fund. Similarly, the rights of investors of Asian companies in these developing markets may be more limited than those of shareholders of U.S. corporations. It may be difficult or impossible to obtain and/or enforce a judgment in a developing market.

Satisfactory custodial services for investment securities may not be available in some developing Asian countries, which may result in the Fund incurring additional costs and delays in providing transportation and custody services for such securities outside such countries.

There is a relative lack of publicly available information about Asian issuers. Additionally, inflation accounting rules in some Asian countries require companies that keep accounting records in the local currency, for both tax and accounting purposes, to restate certain assets and liabilities on the company’s balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits for Asian companies in developing markets.

Certain developing Asian countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities. There can be no assurance that the Fund will be able to meet such restrictions, such as obtaining required governmental approvals, in a timely manner. In addition, changes to restrictions on foreign ownership of securities subsequent to the Fund’s purchase of such securities may have an adverse effect on the value of such shares. Certain countries may restrict investment opportunities in issuers or industries deemed important to national interests.

The manner in which foreign investors may invest in companies in certain developing Asian countries may have an adverse impact on the operations of the Fund. In certain countries, the Fund may be required to invest initially through a local broker or other entity and then have the shares purchased re-registered in the name of the Fund. It is possible that re-registration may not occur on a timely basis, resulting in a delay during which the Fund may be denied certain of its rights as an investor, including rights as to dividends or to be made aware of certain corporate actions. There also may be instances where the Fund places a purchase order but is subsequently informed, at the time of re-registration, that the permissible allocation of the investment to foreign investors has been filled, depriving the Fund of the ability to make its desired investment at that time.

Substantial limitations may exist in certain countries with respect to the Fund’s ability to repatriate investment income, capital or the proceeds of sales of securities by foreign investors. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. It is possible that certain countries may impose currency controls or other restrictions relating to their currencies or to securities of issuers in those countries. To the extent that such restrictions have the effect of making certain investments illiquid, securities may not be available for sale to meet redemptions. Depending on a variety of financial factors, the percentage of the Fund’s portfolio subject to currency controls may increase. In the event other countries impose similar controls, the portion of the Fund’s assets that may be used to meet redemptions may be further decreased. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operations of the Fund (for example, if funds may be withdrawn only in certain currencies and/or only at an exchange rate established by the government).

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In certain countries, banks or other financial institutions may be among the leading companies or have actively traded securities available for investment. The 1940 Act restricts the Fund’s investments in any equity securities of an issuer that, in its most recent fiscal year, derived more than 15% of its revenues from “securities related activities,” as defined by the rules thereunder. These provisions may restrict the Fund’s investments in certain foreign banks and other financial institutions.

Investments in China

Hedging products available in the securities market of the The People’s Republic of China (“PRC”) are less developed compared with such financial instruments available for hedging purposes in the United States. While the PRC has recently permitted the trading of stock index futures and securities lending activities, it is yet to be determined how these financial instruments and borrowing facilities will develop and impact the China financial market.

High-Yield Securities (Junk Bonds)

High-yield securities, commonly referred to as junk bonds, are non-investment grade securities that have speculative characteristics. They are usually unrated or have been rated by rating agencies, such as Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s (“S&P”), below their top four rating categories and are considered speculative with respect to the issuers’ ability to meet their financial obligations. Moreover, the rating assigned by a rating agency does not address market value risk, since it does not always reflect current conditions and events. High-yield securities also frequently have a redemption feature, which allows an issuer to repurchase the security. This increases prepayment risks, as the issuer may repurchase the security if the interest rates decreases and the Fund may have to invest the proceeds in bonds with lower yields.

High-yield securities generally have greater credit and liquidity risks than investment grade securities with similar maturities. Whereas high quality investment grade securities primarily fluctuate in their prices to the general level of interest rates, the changes in the prices of high-yield bonds tend to reflect individual corporate developments and the perceived changes in issuers’ credit-worthiness. For example, adverse publicity, investor perceptions, even if they are not based on fundamental analysis, may decrease the values and liquidity of these securities, especially in a thinly traded market.

Moreover, high-yield securities are more severely affected in cases of economic downturns or adverse market events because many of the issuers are already highly leveraged. The issuer’s ability to meet its financial obligations could quickly deteriorate as additional funding becomes unavailable, or the cost of financing becomes more expensive due to the widening interest rate spread. High-yield securities are also generally ranked junior to the issuer’s other senior obligations, which may increase the risk if the issuer defaults. Furthermore, the securities could become more illiquid as markets for the securities thin out, and hinder proper valuation of the securities. This could make it difficult for the Fund to dispose of the securities at an opportune time.

Illiquid Securities

The Fund may invest up to 15% of its total assets in illiquid securities. Illiquid securities are securities that cannot be sold or disposed of within seven days in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to the Fund. Under the supervision of the Board of Trustees of the Trust (the “Board”), the Fund’s Investment Manager determines the liquidity of the Fund’s investments and, through reports from the Investment Manager, the Board monitors investments in illiquid securities. In determining the liquidity of the Fund’s investments, various factors may be considered, including (i) the frequency and volume of trades and quotations, (ii) the number of dealers and prospective purchasers in the marketplace, (iii) dealer undertakings to make a market, and (iv) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

Initial Public Offerings

The Fund may purchase securities through initial public offerings (“IPOs”). These securities are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. The prices of securities sold in IPOs may be highly volatile and the Fund may only hold such securities for a short period of time. There is no guarantee that the Fund will be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions, a relatively small number of companies may issue securities in IPOs. Similarly, as the number of funds to which IPO securities are allocated increases, the number of securities issued to any one fund may decrease. When the Fund is smaller in size, any gains or losses from IPO securities may have more impact on the Fund’s performance than when the Fund is larger in size. Although initial public offering investments may have a positive impact on the performance of the Fund, investors should not rely on past gains from initial public offerings as an indication of future performance. There can be no assurance that the Fund will have favorable IPO investment opportunities in the future or that the Fund’s investments in initial public offerings will have a positive impact on the Fund’s performance.

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Investment in Other Investment Companies, including Exchange Traded Funds

The Fund may, subject to applicable law, invest in other investment companies (including investment companies managed by Mirae Asset USA and its affiliates), including money market funds and exchange traded funds (“ETFs”). In accordance with the 1940 Act, the Fund may invest up to 10% of its total assets in securities of other investment companies. In addition, under the 1940 Act, the Fund may not own more than 3% of the total outstanding voting stock of any investment company, and not more than 5% of the value of the Fund’s total assets may be invested in securities of any investment company. In some cases, the Fund may rely on orders from the SEC that permit the Fund to invest in certain ETFs beyond these percentage limits. Additionally, pursuant to the 1940 Act and the rules thereunder, and subject to certain conditions, these percentage limitations do not apply to investments in money market funds. The Fund, pursuant to the 1940 Act and subject to certain conditions, may invest without limitation in affiliated and unaffiliated money market funds.

Investments in other investment companies are subject to market risk and selection risk. In addition, if the Fund acquires shares in investment companies, shareholders would bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of such investment companies (including management and advisory fees).

In addition to the risks described above, investments in ETFs include additional considerations. Typically, assets underlying the ETF shares are stocks, though they may also be commodities or other instruments. ETFs that track a particular index or other benchmark generally increase in value as the value of the index or benchmark increases. However, in the case of inverse ETFs (also called “short ETFs” or “bear ETFs”), ETF shares are expected to increase in value as the value of the underlying index or benchmark decreases. Shares of an ETF are only redeemable in large blocks (typically, 50,000 shares) often called “creation units” by persons other than a fund, and are redeemed principally in-kind at each day’s next calculated net asset value. While traditional investment companies are continuously offered at net asset value, ETFs are traded in the secondary market (e.g., on a stock exchange) on an intra-day basis at prices that may be above or below the value of their underlying portfolios.

Some of the risks of investing in an ETF are similar to those of investing in a mutual fund that has the same investment strategies. An index ETF and an index mutual fund generally both have tracking error risk (the risk of errors in matching the underlying assets to the index or other benchmark); and the risk that because it is not actively managed, it cannot sell stocks or other assets as long as they are represented in the index or other benchmark. Other ETF risks include the risk that ETFs may trade in the secondary market at a discount from their net asset value and the risk that the ETFs may not be liquid. ETFs also may be leveraged, and therefore, there is a greater potential for loss. Additionally, most leveraged and inverse ETFs “reset” daily, meaning they are designed to achieve their stated objectives on a daily basis. Leveraged and inverse index ETFs can deviate substantially from the performance of their underlying benchmark or index over longer periods of time, particularly in volatile periods.

Investment Grade Debt Obligations

The Fund may invest in “investment grade securities,” which are securities rated in the four highest rating categories of a rating agency or securities that the Investment Manager determines to be of equivalent quality. Debt obligations rated in the lowest of the top four ratings (i.e., “Baa” by Moody’s or “BBB” by S&P and Fitch Ratings) are considered to have some speculative characteristics and are more sensitive to economic change than higher-rated securities. In the event that an investment grade security is subsequently downgraded below investment grade, the Investment Manager will consider such an event in determining whether the Fund should continue to hold the security. Subject to its investment strategies, there is no limit on the amount of such downgraded securities the Fund may hold, although the Investment Manager does not expect to hold these securities to a material extent under normal market conditions.

Mortgage-Related Securities

Mortgage-backed securities. Mortgage-backed securities are a type of asset-backed securities that use mortgage loans secured by real property as their underlying asset class. Mortgage-backed securities differ significantly from other debt obligations because they usually do not have periodic payments of interest in fixed amounts with principal payments at maturity or specified call dates. Generally, mortgage-backed securities are “pass-through” securities, which means that the monthly payments, including principal and interest, made by the obligors of the mortgage loans are passed to the Fund net any fees paid to other parties, such as servicer of the loans.

Pass-through mortgage backed securities are usually issued by the 1) U.S. Government or its agencies or instrumentalities, 2) private issuers with guarantees from the U.S. Government or its agencies or instrumentalities or 3) private issuers without a government guarantee (but may have some type of private credit enhancement). Private mortgage-backed securities offer higher interest rates, but have limited market and liquidity, especially in a weakened market. Thus, it may become difficult to obtain the accurate value of the securities and dispose of them at an opportune time.

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There are several U.S. Government agencies or instrumentalities that issue pass-through mortgage-backed securities. The principal governmental guarantor of the securities is Government National Mortgage Association (“Ginnie Mae”), which is wholly owned by the U.S. Government. It is authorized to guarantee mortgaged related securities issued by private institutions approved by Ginnie Mae and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs with full faith and credit of the U.S. Government. In contrast, the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”) are government-related guarantors, which means that their guarantee is not backed by the full faith and credit of the U.S. Government. Fannie Mae is a government-sponsored corporation, whose common stock is owned entirely by private stockholders. It purchases conventional residential mortgages from approved sellers and servicers. Freddie Mac issues Participation Certificates, which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. Although Freddie Mac guarantees the timely payment of interest and the collection of the principal, it is not backed by the full faith and credit of the U.S. Government. Although if the guarantor is the U.S. Government, there is only minimal risk of guarantor default, the risk could be higher if the guarantor is a private party or a U.S. Government agency not backed by the full faith and credit of the US. government, such as Fannie Mae or Freddie Mac.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship. FHFA, as the conservator, succeeded all rights, titles, powers and privileges of the two organizations as well as their stock holders, officers or directors with respect to the two organizations. Also, as the U.S. Treasury agreed to purchase up to $200 billion worth of senior preferred stocks of each organization, it imposed various covenants that limited each organization’s operations. Each organization remains liable for all of its obligations, including its guaranty obligations of its mortgage-backed securities, which may be repudiated by FHFA under the Federal Housing Finance Regulatory Reform Act of 2008 if it finds that the performance of the contract is burdensome and the repudiation of the contract can assist the organizations. FHFA also has the right to transfer, sell or dispose of any asset or liability of Fannie Mae or Freddie Mac without approval, assignment or consent, which could affect each organization’s ability to meet its liability. Although FHFA has stated that it has no intention to repudiate or transfer the guaranty obligation of the two organizations, the small possibility cannot be ignored. If FHFA repudiates the contract, then each organization would be liable for actually direct compensatory damages to the extent of each organization’s available assets. If the contract is transferred to another party, the holders of the securities will be subject to the credit risk of the party holding the transferred guarantee contract. Consequently, securities issued by Fannie Mae and Freddie Mac may involve additional credit risk.

Other non-government entities, such as commercial banks, savings and loan institutions, and other issuers may also create pools pass-through mortgage loans. These pools are not backed by direct or indirect government guarantees, and thus offer a higher rate of interest than the government sponsored or guaranteed pools of loans. Still, some of these pools may be supported by various forms of credit enhancement, including letters of credit, insurance or guarantees. The existence of a guarantee or other form of credit support on the securities increases the value of the securities, since they become less riskier. However, there is always the risk that the guarantor will become unwilling or unable to meet its financial obligations.

Mortgage-backed securities are also susceptible to prepayment and extension risks. Prepayment risk is the risk that, as interest rates decrease, certain obligations will be paid off by the obligor more quickly than anticipated. When interest rates fall, borrowers are motivated to pay off debt and refinance at the new lower rates. When principal is returned early, future interest payments will not be paid on that part of the principal. In addition, the prepayment of an obligation may cause the Fund to invest the proceeds in securities with potentially lower returns. Extension risk is the risk that, as interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated. This may cause the value of such securities to fall. Additionally, this may prevent the Fund from investing in securities with potentially higher returns. Thus, pass through mortgage-backed securities may have less potential for capital appreciation when interest rates decrease, and may not be a viable instrument for the Fund to lock in long-term interest rates.

Collateral mortgage obligations (“CMOs”) and real estate mortgage investment conduits (“REMICs”). A CMO is a debt obligation collateralized by mortgage loans or mortgage pass-through securities. The obligation pays monthly interest and prepaid principal. CMOs may be collateralized by whole mortgage loans or private mortgage bonds, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Fannie Mae, or Freddie Mac. The issuer of a series of CMOs may elect to be treated as REMICs. Unless stated otherwise, the discussion of CMOs below also applies to REMICs.

CMOs are usually divided into multiple classes, with each of the classes having different maturity dates and interest rates. Usually, the first class will have the shortest maturity date and the lowest interest rate among all of the classes and the payments received from the pool of underlying mortgages will be first directed to that class. Classes subordinated to the first class will generally receive principal only after the highest class has been retired. Sometimes, there is a “residual” class, the most junior of all of the classes, that will be entitled to any amount remaining after all classes and fees have been paid in full.

The Fund may invest in planned amortization class CMOs (“PACs”). PACs are structured to make specified principal payments on each payment date. The required principal payments on such securities have the highest priority after interest has been paid to all classes. These PACs generally need to be supported by “support” tranches that absorb most of the volatility in the underlying mortgage assets. The “support” bonds usually provide a higher yield to compensate for additional risks.

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Adjustable rate mortgage-backed securities (“ARMs”). ARMs are pass-through securities with interest rates that reset at periodic intervals based on a designated benchmark index. However, the interest rates on ARMs are generally restricted by maximum and minimum rates. Thus, if the market interest rate increases to the level more than the maximum rate, then the value of the ARMs security may fall. In contrast, the value of the ARMs may increase if the interest rate decreases to the level lower than the minimum rate.

Stripped mortgage-backed securities (“SMBSs”). SMBSs are derivative multi-class mortgage securities that are usually structured with two classes that have different proportions of the interest and principal distributions on a pool of mortgage assets. Generally, one class will be receiving a higher portion of the principal payment, while the other class will receive a higher portion of the interest payment. More extreme SMBSs will have a principal only class that receives all of the principal payment while the interest only class receives all of the interest payment. The interest only class’ yield to maturity is extremely sensitive to the rate of principal payments, including pre-payments, on the underlying mortgage loans. An unexpectedly rapid rate of principal payments may negatively affect the yield to maturity of these securities.

Municipal Obligations

Municipal obligations usually refer to debt obligations securities issued by states, territories, possession, or sovereign nations within the territorial boundaries of the United States. Municipal obligations are generally exempt from federal income tax. These obligations are usually classified as either “general obligations” or “revenue obligations” depending on how the financial obligations are secured.

General obligations are secured by the issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest. The value of the general obligations may be highly sensitive to any event affecting the fiscal stability of the issuers. Any economic, legislative, political or regulatory developments hampering the issuers’ ability to meet their financial obligations may adversely affect the value of the securities. For example, tax base erosion, new constitutional limits on tax, whether state or federal, budget deficits, referendum on tax issues, and other financial difficulties could all significantly affect the value as well as the liquidity of the securities.

In contrast, revenue obligations are only payable from the revenues derived from a particular facility, class of facilities or other types of specified revenue source. Consequently, principal and interest payments of the obligations depend on the income and the viability of the specified underlying project, facility, or the revenue source.

Private activity bonds are similar to the general revenue obligations in their structure and purpose, except that the bonds are raised by the government to provide funds to a private entity to support the financing or construction of a facility to be used by the entity. Although private activity bonds are municipal or state issued tax-exempt securities, they are not backed by the full faith, credit, and taxing power of the issuer. Therefore, the successful interest and principal payments of the bonds will depend largely on the economic viability, the revenue, and the earnings of the facility during the term of the bonds.

Preferred Stock

The Fund may invest in preferred stock. Preferred stock represents an equity or ownership interest in an issuer that is entitled to dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred stock and common stock. Preferred stock may be subject to option or mandatory redemption provisions.

Portfolio Turnover

The Fund may dispose of securities without regard to the time they have been held when such action, for defensive or other reasons, appears advisable to the Fund’s Investment Manager. In seeking to achieve its investment objective, the Fund may engage in active and frequent trading of portfolio securities. Accordingly, it is impossible to predict portfolio turnover rates. Therefore, the Fund’s portfolio turnover rate may be significantly higher or lower than what is listed below. The portfolio turnover rate is calculated by dividing the lesser of the Fund’s annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the portfolio during the year. A high portfolio turnover rate involves certain tax consequences and correspondingly greater transaction costs in the form of dealer spreads and brokerage commissions, which are borne by the Fund.

Repurchase Agreements

Under a repurchase agreement, the Fund and a counterparty enter into an agreement, in which the Fund purchases underlying securities of the agreement and the counterparty agrees to repurchase the securities at a pre-determined date and price. Generally, the underlying securities of the agreement are not actually owned by the Fund, and they only constitute collateral for the seller’s obligation to pay the repurchase price. The difference between the initial price and the repurchase price determines the return of the agreement. The length of the agreement is short, as it is generally less than one week. A repurchase agreement allows the Fund to earn returns on cash that would otherwise not be invested. A purchase and sale contract serves a similar function as a repurchase agreement, except that the underlying securities of the contract are transferred to the purchaser and the purchaser receives any interest income on those securities during the period of the contract.

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A repurchase agreement, like other financial contracts, is susceptible to counterparty credit risk. In case the counterparty defaults or delays its agreement, the Fund may have to incur expenses to enforce its rights against the counterparty or liquidate the collateral. (Such cost may be lower in the case of a purchase and sale contract, since the Fund will actually own the underlying securities). In some cases, the Fund may not be able to claim any interest in the securities depending on the bankruptcy proceeding of the counterparty. The delay could also hinder the Fund’s ability to invest in other securities at an opportune time by restricting the amount of funds available for investment.

Reverse Repurchase Agreements

A reverse repurchase agreement has essentially the same mechanics and functions of a repurchase agreement, except the Fund plays a reverse role by becoming the seller of the underlying securities and repurchasing them from the counterparty at a pre-determined date and price. The Fund will enter into a reverse repurchase agreement if the interest income that it can earn from the investment of the proceeds of the agreement is greater than the interest income of the underlying securities of the agreement. A reverse repurchase agreement has several risks. In some cases, the interest income of the investment of the proceeds can be less than the interest income of the underlying assets or the value of the securities purchased with the proceeds could deteriorate, which means that the Fund did not maximize its earning potential. In a purchase and sale contract, the counterparty’s default may hinder the Fund from getting the underlying securities back.

Sovereign Debt

The Fund may invest in sovereign debt of countries in both emerging and developed markets. A sovereign debtor may be unable to, or unwilling to, meet its financial obligations of the securities due to its cash flow, the condition of its reserves, the size of the debt service, changed policies toward international lenders, political constraints, and other various factors. These risks are further increased for sovereign issuers in emerging markets since some of them are among the largest debtors to commercial banks and foreign governments.

Temporary Defensive Policies

The Fund reserves the right to invest without limitation in other types of securities such as nonconvertible debt securities, government and money market securities of U.S. and non-U.S. issuers, or hold cash for temporary, defensive purposes. Such temporary defensive strategy will not be consistent with the Fund’s primary investment strategies.

U.S. Government Obligations

U.S. Government obligations include obligations issued or guaranteed by the U.S. federal government, its agencies and instrumentalities. However, not all U.S. Government obligations are backed by the full faith and credit of the U.S. Government. Some are only supported by the credit of the agency or instrumentality issuing the obligation, while some are only supported by the limited backing of the U.S. Treasury. For example, U.S. Treasury obligations and obligations issued by Ginnie Mae are supported by the full faith and credit of the U.S. Government. Securities issued by the Fannie Mae and Freddie Mac are only supported by the credit of the issuing agency. If those securities default, an investor could only have legal recourse to the issuer, not the U.S. Government.

Brady bonds. Brady bonds are securities issued under the framework of the Brady Plan, which was initiated by former U.S. Treasury Secretary Nicholas F. Brady as a means for nations in emerging markets to exchange existing commercial bank loans to sovereign nations for new obligations in connection with debt restructurings. They may be collateralized or uncollaterized, are issued primarily in U.S. dollars (although may be issued in other currencies), and are actively traded in the over-the-counter secondary market. U.S. dollar-denominated, collateralized Brady Bonds have their principal and certain interest generally collateralized by U.S. Treasury zero coupon bonds and other investment grade securities and denominated in U.S. dollars.

Brady bonds are largely utilized by developing countries, including Argentina, Bolivia, Brazil, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Jordan, Mexico, Niger, Nigeria, Panama, Peru, the Philippines, Poland, Uruguay and Venezuela, and may involve the general risks associated with investing in sovereign securities in emerging markets, as well as specific market risks of the particular nation. Many of the issuing nations’ public and private entities have histories of defaults with respect to commercial bank loans. They are also generally considered speculative, and there can be no guarantee that the Brady Bonds in which the Fund invests will not be subject to restructuring agreements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal with respect to any of its holdings.

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Warrants and Rights

The Fund may purchase warrants and participate in rights offerings. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. Rights are similar to warrants but normally have a short duration and are distributed directly by the issuer to its shareholders.

A warrant or right ceases to have value if it is not exercised prior to its expiration date. Warrants and rights are highly volatile and, therefore, more susceptible to sharp declines in value than the underlying security might be. Buying a warrant does not make the Fund a shareholder of the underlying stock and does not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. These factors can make warrants more speculative than other types of investments. They are also generally less liquid than an investment in the underlying securities.

Zero Coupon Securities

Zero coupon securities are debt securities that do not pay interest (a coupon) until maturity. Because of this feature, these bonds are sold at a deep discount to their face value, although the securities have a greater potential for complete loss of principal and/or return than traditional debt securities. The lack of current cash income also makes the value of these securities very volatile when interest rates fluctuate.

Additional Information about Investment Strategies

The Fund’s Investment Manager may use the MSCI Global Industry Classification System, Standard Industrial Classification (“SIC”) Codes or any other reasonable industry classification system (including systems developed by the Investment Manager) for purposes of the Fund’s’ investment restrictions and policy relating to industry concentration.

In addition, the Fund’s Investment Manager may use definitions and standards to determine compliance with the investment policies, strategies and restrictions of the Fund that are specific to theInvestment Manager. For example, the Investment Manager may employ its own internally-developed definitions and standards in connection with characterizing a security as an “equity” or “debt” security, characterizing a security as a “growth” or “value” security, determining the composition of an “industry,” determining the scope of a “geographic region,” characterizing an investment as “income-producing” and characterizing an investment as a U.S. or non-U.S. investment. In addition, the definitions and standards used by the Fund’s Investment Manager may change over time and without notice to investors, and in certain cases the Investment Manager may use definitions for the Fund, which differ from the definitions and standards it uses for other series of the Trust or for other funds and accounts which it advises.

MANAGEMENT OF THE FUND

The Trust’s Leadership Structure

The business and affairs of the Trust are managed under the oversight of the Board, subject to the laws of the State of Delaware and the Trust’s Agreement and Declaration of Trust. The Board is responsible for deciding matters of overall policy and overseeing the actions of the Trust’s service providers. The officers of the Trust conduct and supervise the Trust’s daily business operations.

The Board is currently comprised of four individuals (each, a “Trustee”), three of whom are not “interested persons” (as that term is defined in the 1940 Act) of the Trust (each, an “Independent Trustee” and collectively, the “Independent Trustees”). Mr. John F. McNamara, an Independent Trustee, acts as Chairman of the Board (the “Chairman”). The Independent Trustees have retained independent legal counsel to assist them in their duties. The Chairman’s duties include presiding at meetings of the Board and interfacing with management to address significant issues that may arise between regularly scheduled Board and Committee meetings. In the performance of his duties, the Chairman consults with the other Independent Trustees and the Trust’s officers and legal counsel, as appropriate. The Chairman may perform other functions as requested by the Board from time to time.

The Board meets as often as necessary to discharge its responsibilities. The Board conducts regular, in-person meetings at least four times a year, and may hold special in-person or telephonic meetings as necessary to address specific issues that require attention prior to the next regularly scheduled meeting. The Board also relies on professionals, such as the Trust’s independent registered public accounting firm and legal counsel, to assist the Trustees in performing their oversight responsibilities.

The Board has established two standing committees – the Audit Committee and the Nominating and Governance Committee. The Board may establish other committees, or nominate one or more Trustees to examine particular issues related to the Board’s oversight responsibilities, from time to time. Each Committee meets periodically to perform its delegated oversight functions and reports its findings and recommendations to the Board. For more information on the Committees, see the section “Standing Board Committees,” below.

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The Board has determined that this leadership structure, including the role of the Chairman being fulfilled by an Independent Trustee, is appropriate because it allows the Board to effectively perform its oversight responsibilities.

Risk Oversight

The Board of Trustees performs its risk oversight function for the Trust through a combination of (1) direct oversight by the Board as a whole and Board committees and (2) indirect oversight through Mirae Asset USA, the sub-manager and other service providers, Trust officers and the Trust’s Chief Compliance Officer. The Trust is subject to a number of risks, including but not limited to investment risk, compliance risk, operational risk, reputational risk, credit risk and counterparty risk. Day-to-day risk management with respect to the Trust is the responsibility of Mirae Asset USA, the sub-manager or other service providers (depending on the nature of the risk) that carry out the Trust’s investment management and business affairs. Each of Mirae Asset USA, the sub-manager and the other service providers have their own independent interest in risk management and their policies and methods of risk management depends on their functions and business models and may differ from the Trust’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls.

The Board provides oversight by receiving and reviewing on a regular basis reports from Mirae Asset USA, the sub-manager or other service providers, receiving and approving compliance policies and procedures, periodic meetings with the Trust’s portfolio managers to review investment policies, strategies and risks, and meeting regularly with the Trust’s Chief Compliance Officer to discuss compliance reports, findings and issues. The Board also relies on Mirae Asset USA, the sub-manager and other service providers with respect to the day-to-day activities of the Trust, to create and maintain procedures and controls to minimize risk and the likelihood of adverse effects on the Trust’s business and reputation.

Board oversight of risk management is also provided by various Board committees. For example, the Audit Committee meets with the Trust’s independent registered public accounting firm to ensure that the Trust’s audit scope includes risk-based considerations as to the Trust’s financial position and operations.

The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight. The Board’s oversight role does not make the Board a guarantor of the Trust’s investments or activities.

Trustees Experience, Qualifications and/or Skills

The information below includes each Trustee’s principal occupations during the last five years. Each Trustee possesses extensive additional experience, skills and attributes relevant to his qualifications to serve as a Trustee. The cumulative background of each Trustee led to the conclusion that each Trustee should serve as a Trustee for the Trust. Mr. John F. McNamara has over 30 years of business experience in the area of finance and investment products. He served on the board of directors of another registered investment company and on the boards of hedge funds. Mr. Enrique Arzac has over 30 years of business and consulting experience in the areas of finance, trade and economics and academic experience as a professor of finance and economics. Mr. Arzac also currently serves on the boards of directors of other registered investment companies and on the board of directors of an investment management and investment advisory services company. Mr. Keith M. Schappert has over 40 years of business and consulting experience in the area of investment management. He also currently serves on the boards of directors of other registered investment companies and on the board of trustees of investment management firms. Mr. Peter T.C. Lee has over 20 years of experience in the areas of investment management, strategy, research and marketing. He is Chief Executive Officer and Chief Investment Officer of Mirae Asset USA and leads the global investment committee.

The tables below set forth certain information about the Trustees and officers of the Trust. The business address of each Trustee and officer is 625 Madison Avenue, 3rd Floor, New York, New York 10022. Each Trustee serves until his successor is elected and qualified, or until his death, resignation, or removal as provided in the Trust’s governing documents or by statute. Each elected officer is elected by, and serves at the pleasure of, the Board.

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Board of Trustees:
Name and Date of Birth	Position Held with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Funds in Trust Overseen by Trustee	Other Public Directorships Held in the Past Five Years
Independent Trustees:
Enrique R. Arzac (1941)	Trustee and Chairman of the Audit Committee	2010 to present	Professor of Finance and Economics at the Graduate School of Business, Columbia University since 1971 (Professor Emeritus since 2015).	4	Director of Adams Diversified Equity Fund; Director of Adams Natural Resources Fund; Director of Credit Suisse Asset Management Funds (two closed-end funds, eight open-end funds and one variable annuity fund, each an investment company) from 1990 to 2017; Director of Aberdeen Asset Management-advised Funds (six closed-end investment companies); Director of Credit Suisse Next Investors, LLC (private investment company); Director of Credit Suisse Park View BDC, Inc. (private business development company) from 2015 to 2016; Director of Epoch Holding Corporation (an investment management and investment advisory services company) from 2006 to March 2013
John F. McNamara (1942)	Trustee and Chairman of the Board	2010 to present	Retired.	4	None
Keith M. Schappert (1951)	Trustee and Chairman of the Nominating and Governance Committee	2010 to present	President of Schappert Consulting LLC (investment industry consulting) since 2008.	4	Director of The Commonfund (investment management); Director of Calamos Asset Management, Inc. (investment management) from August 2012 to March 2017; Director of the Angel Oak Flexible Income Fund (investment management); Director of Metropolitan Series Fund, Inc. from August 2009 to June 2015 (investment management); Director of Met Investors Series Trust from April 2012 to June 2015 (investment management)

Interested Trustee
Peter T.C. Lee (1965)	Trustee	August 2016 to present	Chief Executive Officer and Chief Investment Officer of Mirae Asset Global Investments (USA) LLC since November 2016 and Head of Emerging Markets Investment Strategist from February 2011 to May 2012; Executive Managing Director (Chief Officer), Global Investments Unit, of Mirae Asset Global Investments Co. Ltd.from May 2012 to November 2016.	4	None

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Officers:
Name and Date of Birth	Position Held with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Peter T.C. Lee (1965)	President	2016 to present	Chief Executive Officer and Chief Investment Officer of Mirae Asset Global Investments (USA) LLC since November 2016 and Head of Emerging Markets Investment Strategist from February 2011 to May 2012; Executive Managing Director (Chief Officer), Global Investments Unit, of Mirae Asset Global Investments Co. Ltd. from May 2012 to November 2016.
Robert Shea (1966)	Vice President Secretary	August 2016 to present March 2013 to August 2016

Chief Operating Officer of Mirae Asset Global Investments (USA) LLC since

March 2013 and Head of Finance and Operations from July 2009 to March 2013; Director and Executive Vice President of Horizons ETFs Management (USA) LLC since 2012; Chief Financial Officer of Gradient Partners, LP from September 2004 to June 2009.

Thomas N. Calabria (1968)	Secretary Chief Compliance Officer	August 2016 to present February 2017 to present	Chief Compliance Officer of Mirae Asset Global Investments LLC since May 2014 and Horizons ETFs Management (USA) LLC since May 2014; Chief Compliance Officer of Burnham Asset Management from 2007 to 2014 and Burnham Investors Trust from 2006 to 2014.
Joel Engle (1965)	Treasurer	2010 to present	Senior Vice President of Citi Fund Services Ohio, Inc. since December 2007.

Standing Board Committees

The Trust has an Audit Committee and a Nominating and Governance Committee (the “Governance Committee”). Each of the Audit Committee and the Nominating and Governance Committee consists of all the Independent Trustees, namely Enrique R. Arzac, John F. McNamara and Keith M. Schappert.

Mr. Enrique R. Arzac serves as chairman of the Audit Committee. In accordance with its written charter, the Audit Committee’s primary purposes are to assist the Board in fulfilling its responsibility for oversight of the integrity of the accounting, auditing and financial reporting practices of the Trust, the qualifications and independence of the Trust's independent registered public accounting firm, and the Trust's compliance with legal and regulatory requirements. The Audit Committee reviews the scope of the Trust’s audits, the Trust's accounting and financial reporting policies and practices and its internal controls. The Audit Committee approves, and recommends to the Independent Trustees for their ratification, the selection, appointment, retention or termination of the Trust’s independent registered public accounting firm and approves the compensation of the independent registered public accounting firm. The Audit Committee also approves all audit and permissible non-audit services provided to the Trust by the independent registered public accounting firm and all permissible non-audit services provided by the Trust's independent registered public accounting firm to the Fund’s Investment Manager and any affiliated service providers if the engagement relates directly to the Trust’s operations and financial reporting. During the Trust’s fiscal year ended April 30, 2017, the Audit Committee met two times.

Mr. Keith M. Schappert serves as chairman of the Nominating and Governance Committee. The Nominating and Governance Committee will accept nominees recommended by the Fund’s shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send recommendations to the Trust’s Secretary that include all information relating to such person that is required to be disclosed in solicitations of proxies for the election of Trustees. A recommendation must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders. During the Trust’s fiscal year ended April 30, 2017, the Nominating and Governance Committee met two times.

Share Ownership

The following table shows the dollar amount range of each Trustee’s “beneficial ownership” of shares of the Fund and all series of the Trust as of December 31, 2017.

Trustees	Dollar Range of Fund Shares Owned	Aggregate Dollar Range of Shares Owned of All Series of the Trust
Independent Trustees:
Enrique R. Arzac	$0	Over $100,000
John F. McNamara	$0	Over $100,000
Keith M. Schappert	$0	None
Interested Trustees:
Peter T.C. Lee	$0	None

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As of December 31, 2017, none of the Trustees or their immediate family members, with the exception of Mr. Lee who is an Interested Trustee by virtue of his position as Chief Executive Officer of Mirae Asset USA, beneficially owned securities of Mirae Asset USA, the sub-manager of the other series of the Trust, the Trust’s distributor or any person directly or indirectly controlling, controlled by or under common control with Mirae Asset USA, the sub-manager or the Trust’s distributor.

Trustee Compensation

Effective June 19, 2017, each Independent Trustee is paid as compensation an annual retainer of $59,000 paid quarterly for his services as a Trustee of the Trust. The Chairman of the Board is paid an additional annual retainer of $10,000 paid quarterly, the Chairman of the Audit Committee is paid an additional annual retainer of $5,000 paid quarterly and the Chairman of the Nominating and Governance Committee is paid an additional annual retainer of $5,000 paid quarterly. Each Independent Trustee is reimbursed for his out-of-pocket expenses in accordance with a Board policy on travel and other business expenses relating to his attendance at Board and Committee meetings.

The table below sets forth the compensation the Fund expects to pay the Independent Trustees for their service for the fiscal year ended April 30, 2018 and the aggregate compensation paid by the Trust to the Independent Trustees for their service for the fiscal year ended April 30, 2017.

	Independent Trustees[1]
Compensation from	Enrique R. Arzac[2]	John F. McNamara[3]	Keith M. Schappert[4]
Estimated Compensation from Emerging Markets Corporate Debt Fund	$485	$523	$485
Pension or Retirement Benefits Accrued as Part of Funds Expenses	None	None	None
Estimated Annual Benefits Upon Retirement	None	None	None
Aggregate Compensation from All Series of the Trust	$73,250	$78,250	$73,250

1	Mr. Lee, an Interested Trustee, is not compensated from the Fund for his service as an Interested Trustee.
2	Includes compensation as Audit Committee Chairman.
3	Includes compensation as Board Chairman.
4	Includes compensation as Nominating and Governance Committee Chairman.
5	Amounts reflect payments from the Global Growth Fund, which ceased operations on or about January 17, 2017 and the Global Great Consumer Fund, which liquidated on or about April 28, 2017 and the Asia Great Consumer Fund, which reorganized into the Asia Fund on or about December 1, 2017.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of the date of this SAI, the Fund had no shares outstanding.

A shareholder who owns, directly or indirectly, more than 25% of the Fund’s voting securities may be deemed a “control person” (as defined under applicable securities laws) of the Fund. A control person’s vote could have more significant effect on matters presented to shareholders for approval then the vote of other Fund shareholders.

As of January 22, 2018, all Trustees and officers of the Trust, as a group, owned beneficially (as that term is defined in Section 13(d) of the Securities Exchange Act of 1934) less than 1.00% of the outstanding shares of any class of any Fund.

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Advisory Services

Mirae Asset Global Investments (USA) LLC (previously defined as “Mirae Asset USA”) is the investment manager for the Fund. Mirae Asset USA, a Delaware limited liability company with its office located at 625 MadisonAvenue, 3rd Floor, New York, New York 10022, is an indirect, majority-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae Asset Korea”). Mirae Asset USA provides global investment advisory services.

Under its investment management agreement with the Trust on behalf of the Fund (collectively, the “Investment Management Agreement”), Mirae Asset USA agrees to provide, or arrange for the provision of, investment advisory and certain management services to the Fund, subject to the oversight and supervision of the Board. Mirae Asset USA is also obligated to provide all the office space, facilities, equipment and personnel necessary to perform its duties thereunder.

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Pursuant to the Investment Management Agreement, the Fund pays Mirae Asset USA a monthly management fee at an annual rate of such Fund’s average daily net assets as set forth below:

Fund	Management Fee Rate
Emerging Markets Corporate Debt Fund	0.40%

With respect to Class A, Class C and Class I Shares of the Fund, Mirae Asset USA has contractually agreed to waive its management fee and, if necessary, to reimburse fees and/or expenses to the Fund so that total operating expenses (excluding interest expense, taxes, brokerage commissions, expenses incurred as a result of the Fund’s investments and other extraordinary expenses) of the Fund do not exceed the percentages specified below through August 31, 2019:

Fund	Share Class	Operating Expense Limit (as a percentage of average daily net assets)
Emerging Markets Corporate Debt	Class A	0.80%
Fund	Class C	1.55%
	Class I	0.55%

If, within three years following any amounts waived or reimbursed with respect to any share class, the operating expenses of such share class paid by the Fund are less than the expense limit for such share class, the applicable share class may have to repay Mirae Asset USA all or a portion of the fees waived or reimbursed during the three-year period. Amounts recaptured under the agreement, if any, are limited to the lesser of (i) the expense limitation in effect at the time of the waiver or reimbursement and (ii) the expense limitation in effect at the time of the recapture. with respect to that share class under the agreement. To receive any such repayment, Mirae Asset USA or an affiliate must be the investment manager or administrator to the Fund at the time of payment, and the Board of Trustees must approve the payment of such reimbursement. The expense limitation agreement may be terminated prior to August 31, 2019 upon 90 days’ prior written notice by a majority of the Independent Trustees of the Trust or by a majority of the outstanding voting securities of the Fund.

As of the date of this SAI, the Fund has not made any payments to Mirae Asset USA pursuant to the Investment Management Agreement.

Control of Mirae Asset USA

Mirae Asset USA. Mirae Asset USA is an indirect majority-owned subsidiary of Mirae Asset Korea and an indirect minority-owned subsidiary of Mirae Asset Hong Kong. Mirae Asset Korea is a leading financial services company in Korea and is the headquarters for the Mirae Asset Global Investments Group, of which Mirae Asset USA is a member.

Portfolio Managers

As described in the Prospectus, the day-to-day management of the Fund's portfolio is the primary and/or joint responsibility of a team of one or more Mirae Asset portfolio managers. These individuals may also have responsibility for the day-to-day portfolio management of other funds and accounts that are not a part of the Trust.

Management of Other Funds and Accounts. The following table sets forth information about funds and accounts other than the Fund for which the portfolio managers are jointly and primarily responsible for the day-to-day portfolio management as of December 31, 2017.

	Number of Other Accounts Managed and Assets by Account Type[1,2]
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Names of Portfolio Managers	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed
Emerging Markets Corporate Debt Fund
Joon Hyuk Heo, CFA	0	$0	5	$4,978,439,291	0	$0
Ethan Yoon, CFA	0	$0	3	$4,133,621,152	0	$0

1	If an account is managed by a team, the total number of accounts and assets have been allocated to each respective team member. Therefore, most accounts and assets have been counted two or more times.
2	None of the portfolio managers managed any accounts or assets that charge performance-based fees as of December 31, 2017.

Securities Ownership of Portfolio Managers. As of the date of this SAI, the portfolio managers did not own beneficially any securities issued by the Fund.

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Portfolio Manager Compensation Structure. The portfolio managers receive a combination of base compensation and discretionary compensation consisting of a cash bonus. The methodology used to determine each portfolio manager’s compensation is applied across all accounts managed by the portfolio manager.

Base Salary Compensation. Each portfolio manager receives a fixed base salary that takes into account the portfolio manager’s experience and responsibilities.

Discretionary Compensation. In addition to base compensation, the portfolio managers may receive discretionary compensation in the form of a cash bonus. Bonuses are based on a number of factors, including the profitability of the Mirae Asset Global Investments Group, which includes Mirae Asset USA, Mirae Asset Hong Kong and its affiliates, and the employee’s contributions to the firm, such as the performance of accounts managed by the employee, leadership position in the firm and participation in firm marketing efforts and other activities. Market conditions and performance relative to the benchmark or peer group of the Fund or other account may also be considered.

Potential Material Conflicts of Interest. Real, potential or apparent conflicts of interest may arise where a portfolio manager has day-to-day responsibilities with respect to more than one account. These conflicts include the following: (i) the process for allocation of investments among multiple accounts for which a particular investment may be appropriate, (ii) allocation of a portfolio manager’s time and attention among relevant accounts, and (iii) circumstances where Mirae Asset USA and/or a sub-manager (if applicable) has an incentive fee arrangement, including a performance-based fee, or other interest with respect to one account that does not exist with respect to other accounts.

Administrator and Fund Accounting Agent

Citi Fund Services Ohio, Inc. (“Citi”) serves as the Trust’s administrator (in its capacity as the administrator, the “Administrator”) and fund accounting agent (in its capacity as the fund accounting agent, the “Fund Accounting Agent”) pursuant to a services agreement (the “Services Agreement”). Citi has its principal business offices at 4400 Easton Commons, Suite 200, Columbus, Ohio 43219. Citi and its affiliates also serve as administrator or sub-administrator and fund accounting agent to other mutual funds.

The Trust and Citi have entered into the Services Agreement whereby Citi, as Administrator, provides, or arranges for the provision of, certain administrative and accounting services for the Fund, including maintaining the books and records of the Fund, and preparing certain reports and other documents required by federal and/or state laws and regulations. Pursuant to the Services Agreement, Citi, as Fund Accounting Agent, performs record maintenance, accounting, financial statement and regulatory filing services for the Fund.

The Services Agreement provides that Citi shall not be liable for any error of judgment or mistake of law or for any loss or damage resulting from the performance or non-performance of its duties under the Services Agreement unless directly caused by or resulting from the negligence, bad faith or willful misconduct of Citi, its officers or employees. Citi’s liability is limited to an amount agreed upon between Citi and the Trust.

For its services as Administrator, Citi receives fees from the Fund calculated daily and paid monthly equal to the greater of (i) $5,833.33 or (ii) the sum of 0.015% of the first $1 billion in net assets of such Fund and 0.010% of the net assets of the Fund in excess of $1 billion. For its services as Fund Accounting Agent, Citi receives fees from the Fund calculated daily and paid monthly equal to the greater of (i) $2,500 or (ii) the sum of 0.015% of the first $1 billion in net assets of such Fund and 0.010% of the net assets of the Fund in excess of $1 billion. Citi also receives fees for certain additional services and reimbursement for out-of-pocket expenses. Citi or its affiliates do not pay any Fund fees, expenses or costs. For a period of two years, beginning on September 28, 2016, Citi has agreed to an annual fee credit to the Fund of $100,000. As of the date of this SAI, the Fund has not made any payments to the Administrator and Fund Accounting Agent.

Distributor

Funds Distributor, LLC (the “Distributor”) serves as the distributor of the Trust and the Fund. The Distributor has its principal business offices at Three Canal Plaza, Suite 100, Portland, Maine 04101. The Distributor and its affiliates also serve as the principal underwriter to other mutual funds. The Distributor is a registered broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

The Trust and the Distributor are parties to a distribution agreement (the “Distribution Agreement”), whereby the Distributor acts as principal underwriter for the Fund’s Class A, Class C and Class I Shares. The Distributor distributes shares of the Fund through financial intermediaries who may be members of The Financial Industry Regulatory Authority, Inc. (“FINRA”) and who have executed dealer or selling group agreements with the Distributor. The Distributor continually distributes shares of the Fund on a best efforts basis; the Fund or the Distributor reserves the right to suspend or discontinue distribution. The Distributor is not obligated to sell any specific amount of Fund shares. The Distributor and its officers have no role in determining the Fund's investment policies or which securities are to be purchased or sold by the Fund.

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The Distributor may enter into agreements with selected broker-dealers, banks or other financial intermediaries for distribution of shares of the Fund. With respect to certain financial intermediaries and related fund “supermarket” platform arrangements, the Fund and/or the Investment Manager, rather than the Distributor, typically enter into such agreements. These financial intermediaries may charge a fee for their services and may receive shareholder service or other fees from parties other than the Distributor. These financial intermediaries may otherwise act as processing agents and are responsible for promptly transmitting purchase, redemption and other requests to the Fund.

The Distributor may receive compensation under the Distribution Agreement for distribution of Fund shares. Pursuant to the Distribution Agreement, the Fund pays a Rule 12b-1 fee to the Distributor. Pursuant to the Distribution Agreement, the Distributor receives, and may reallow to broker-dealers, all or a portion of the sales charge paid by the purchaser of Class A Shares. The Distributor may reallow a portion of the commissions and 12b-1 fees that are not paid to financial intermediaries, and may use such commissions and fees only, to pay distribution-related or shareholder service expenses.

Pursuant to an agreement between the Distributor and Mirae Asset USA, Mirae Asset USA has also agreed to compensate and reimburse the Distributor for its provision to the Fund of any distribution services for which the Fund are not authorized to compensate and reimburse the Distributor, including the registration of employees of Mirae Asset USA or its affiliates as registered representatives of the Distributor to facilitate distribution of Fund shares.

With respect to the Fund, the continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of such Fund, and (ii) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or “interested persons” of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment (as such term is defined in the 1940 Act), and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Fund, by a majority of the outstanding shares of the Fund, or by the Distributor, upon not more than 60 days’ written notice by either party. The Distribution Agreement provides that the Distributor shall not be protected against any liability to the Fund or its respective shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

Transfer and Dividend Disbursing Agent

FIS Investor Services LLC., with its principal offices at 4249 Easton Way, Suite 400, Columbus, Ohio 43219, serves as the Trust’s transfer and dividend-disbursing agent (in its capacity as the transfer and dividend-disbursing agent, the “Transfer Agent”) pursuant to a transfer agency services agreement (the “TA Services Agreement”). Pursuant to the TA Services Agreement, the Transfer Agent performs bookkeeping, data processing and administrative services for the maintenance of shareholder accounts.

Custodian

Citibank, N.A. (in its capacity as the custodian, the “Custodian”), with its principal offices at 111 Wall Street, New York, New York 10005, serves as the Trust’s custodian pursuant to a Global Custodial Services Agreement (the “Custodian Agreement”). Pursuant to the Custodian Agreement, the Custodian attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Fund.

Independent Registered Public Accounting Firm

Cohen & Co. Ltd, is the independent registered public accounting firm of the Fund and provides audit-related services and assistance and consults with respect to the preparation of filings with the SEC.

Legal Counsel

Drinker Biddle & Reath LLP, One Logan Square, Suite 2000, Philadelphia, Pennsylvania 19103, serves as legal counsel for the Trust and also serves as independent legal counsel to the Independent Trustees.

Code of Ethics

Mirae Asset USA, Citi Fund Services Ohio, Inc. (the Administrator) and the Trust have each adopted a code of ethics under Rule 17j-1 of the 1940 Act that sets forth employees’ fiduciary responsibilities regarding the Fund, establishes procedures for personal investing, and restricts certain transactions. Employees subject to the codes of ethics may invest in securities for their own investment accounts, including securities that may be purchased or held by the Fund.

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PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to policies established by the Board, the Fund’s Investment Manager is primarily responsible for the execution of the Fund’s portfolio transactions. In effecting such transactions, the Fund’s Investment Manager seeks to obtain best execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and the facilities of the firm involved and the firm’s risk in positioning a block of securities. The Investment Manager views best execution as a process that should be evaluated over time as part of an overall relationship with particular broker-dealer firms. Although the Investment Manager generally seeks reasonably competitive dealer spreads or commission rates, the Fund does not necessarily pay the lowest spread or commission available for any particular transaction.

In selecting brokers or dealers to execute portfolio transactions, the Fund’s Investment Manager considers factors it deems relevant in the context of a particular trade. These factors may include, but are not limited to, (i) price, including commissions; (ii) risks taken in positioning a block of securities; (iii) broad market coverage resulting in a continuous flow of information regarding bids and offers; (iv) the full range of brokerage services provided by the broker; (v) the broker’s capital strength, creditworthiness, stability and reputation; (vi) the quality of the investment research and the investment strategies provided; (vii) special execution capabilities; and (viii) clearance, settlement, custody, recordkeeping and other services provided by such broker.

Section 28(e) of the Securities Exchange Act of 1934 (“Section 28(e)”) permits an investment adviser, under certain circumstances, to pay higher commissions to a broker-dealer that provides certain research and brokerage services to such investment adviser in connection with the investment decision-making process. Brokerage and research services include, but are not limited to, (i) furnishing advice on portfolio strategy; (ii) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and (iii) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody). The Fund’s Investment Manager may use such commissions or “soft dollars” to obtain certain research and brokerage services from one or more broker-dealers, which potentially could cause such Fund to pay a higher commission than other brokers would charge, but only if the Investment Manager determines in good faith that the commission is reasonable in relation to the value of the services provided. Certain brokerage and/or investment research services may not necessarily benefit all accounts paying commissions to each such broker-dealer; therefore, the Investment Manager assesses the reasonableness of commissions in light of the total brokerage and investment research services provided by each such broker-dealer.

From time to time, the Fund may purchase new issues of securities in a fixed price offering. In such circumstances, the broker may be a member of the selling group that will, in addition to selling securities, provide the Fund’s Investment Manager with research services. FINRA has adopted rules expressly permitting these types of arrangements under certain circumstances. These arrangements may not fall within the safe harbor of Section 28(e).

Costs associated with transactions in foreign securities are generally higher than with transactions in U.S. securities, although, as noted above, the Fund will endeavor to achieve the best net results in effecting such transactions.

Transactions with Affiliates

The Fund is prohibited from engaging in certain transactions involving brokers who are affiliated with the Fund absent an exemptive order under the 1940 Act. Without such an order, the Fund are prohibited from engaging in portfolio transactions with an affiliated broker acting as principal. In addition, the Fund is subject to limitations on purchasing securities in offerings in which an affiliated broker participates as an underwriter and may only effect such transactions in accordance with Rule 10f-3 under the 1940 Act.

The Fund may execute brokerage transactions with affiliated brokers. Payments of commissions to affiliated brokers will be made in accordance with Rule 17e-1 under the 1940 Act. The Trust has adopted procedures pursuant to which the Fund’s Investment Manager, Mirae Asset USA, may direct orders to its affiliates to effect securities transactions on behalf of the Fund pursuant to Rule 17e-1 of the 1940 Act only if:

(1)	the commission, fee, or other remuneration received or to be received by the affiliated broker shall be reasonable and fair compared to the commission, fee, or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time;
(2)	the Board, including a majority of the Independent Trustees, shall make and approve any changes to these procedures as they deem necessary and determine no less frequently than quarterly that all transactions effected pursuant to the Rule during the preceding quarter were effected in compliance with such procedures; and
(3)	the Investment Manager promptly after the close of each quarter shall cause to be compiled a report of all commissions paid to any affiliated broker, including the terms of the transactions, during the preceding quarter. These reports shall be presented quarterly for review by the Board and, if required, for such action as the Board, including a majority of the Independent Trustees of the Trust shall deem best advised;

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Notwithstanding (1) above, the fees, commissions or other remuneration paid by the Fund shall not exceed:

(a)	2% of the sales price of the securities if the sale is effected in connection with a secondary distribution of such securities; or
(b)	1% of the purchase or sale price of such securities if the sale is otherwise effected, unless the SEC shall by rule, regulation or order permit a larger commission.

Trade Allocation

Securities considered for investment by the Fund may also be appropriate for other investment accounts or clients managed by the Fund’s Investment Manager or its affiliates. Whenever decisions are made to buy or sell securities by the Fund and one or more of such other accounts simultaneously, the Fund’s Investment Manager will allocate the security transactions (including “new” issues) in a manner to ensure that no account or client is treated unfairly in relation to any other account or client. As a result of such allocations, there may be instances where the Fund will not participate in a transaction that is allocated among other accounts. Allocations of securities will be made first by determining the clients and accounts for which a particular security is appropriate. If the security is appropriate for more than one client or account, an allocation among such clients and accounts will be made on a pro rata basis. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. In certain cases, these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Fund. It is also possible that the ability to participate in volume transactions may improve execution and reduce transaction costs to the Fund.

Commissions Paid

The Fund may pay compensation, including both commissions and spreads, in connection with the placement of portfolio transactions. The amount of brokerage commissions paid by the Fund may change from year to year because of, among other things, changing asset levels, shareholder activity, and/or portfolio turnover.

The Fund’s Investment Manager effects portfolio transactions without regard to holding period, if, in its judgment, such transactions are advisable in light of a change in circumstance in general market, economic or financial conditions. As a result of these investment policies, the Fund may engage in a substantial number of portfolio transactions. Variations in turnover rate may be due to fluctuating volume of shareholder purchase and redemption orders, market conditions, or changes in the Fund’s Investment Manager’s investment outlook.

As of the date of this SAI, the Fund has not paid any brokerage commissions.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Board has approved policies and procedures with respect to the disclosure of information about the Fund’s portfolio holdings, as described below. The policies and procedures are intended to prevent the misuse of material non-public information regarding portfolio holdings. The Board provides oversight of compliance with the policies and procedures adopted or approved by the Trust, Mirae Asset USA, the sub-manager, the Administrator, the Distributor and the Transfer Agent.

In accordance with the rules established by the SEC, the Fund sends semi-annual and annual reports to shareholders that contain a complete list of portfolio holdings as of the second and fourth fiscal quarters, respectively, within 60 days of quarter-end. Additionally, the Fund is required to disclose complete portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q within 60 days of quarter-end. Generally within five days of filing with the SEC, the Fund’s portfolio holdings, as reported in the semi-annual and annual reports and the Form N-Qs, will be available on the Trust’s website at http://investments.miraeasset.us and are available upon request at no cost by contacting the Trust at 1-888-335-3417. The Fund will also post a complete list of its month-end portfolio holdings on the Trust’s website 30 days or more after month-end and disclose its top ten holdings approximately 15 days or more after calendar quarter end.

Public portfolio holdings information may be provided to independent third-party fund reporting services, such as Lipper or Morningstar. Such information shall be delivered at the same time it is filed with the SEC or no earlier than the date such information is posted on the website as described above. In order to deliver the information earlier, the Fund must obtain the prior written approval of Mirae Asset USA and the sub-manager. In addition, the fund reporting service must enter into an agreement to keep the information confidential and not to trade on such information. Between regular Board meetings, the release of non-public portfolio securities holding information requires the approval of the President or a Trustee of the Trust. Such approval, if any, is reported to the full Board and the Trust’s Chief Compliance Officer, with an explanation as to why the release of such information was in the best interests of the Fund’s shareholders.

The Fund may distribute portfolio holdings information to due diligence departments of broker-dealers, wirehouses and other financial institutions (“Financial Intermediaries”) that regularly analyze the portfolio holdings of mutual funds before their public disclosure, provided that (i) the recipient agrees not to distribute the portfolio holdings or results of the analysis to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the Fund’s shares, (ii) the recipient agrees not to use the information for investment or trading purposes and (iii) the recipient signs a written confidentiality agreement. As of the date of this SAI, there are no arrangements with Financial Intermediaries pursuant to the above policy.

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Pursuant to the Trust’s policies and procedures, except as provided above, the Fund’s portfolio holdings information may not be released prior to the information becoming public. The policy prohibiting the selective disclosure of portfolio holdings applies to all categories of persons, including individual investors, institutional investors, the Distributor, intermediaries that distribute the Fund’s shares, third-party service providers, rating and ranking organizations and the Fund’s affiliates. Certain limited exceptions (noted above and below) have been approved by the Board. In addition, the Trust has adopted and approved policies and procedures, including a Code of Ethics and various policies regarding securities trading and trade allocations to address potential conflicts of interest that may arise. As part of its oversight, the Board receives reports from the Trust’s Chief Compliance Officer regarding the Fund's and its service providers’ compliance with these policies, including, if applicable, information with respect to any violations of these procedures and how such violations/conflicts were resolved.

Material non-public information regarding portfolio holdings may be provided as part of the necessary day-to-day operation of the Fund to certain entities on a confidential basis. These entities must either have an explicit agreement to, or by virtue of their respective duties to the Fund are required to, maintain the confidentiality of the information disclosed and may not trade on such information except as necessary in providing services to the Fund. Accordingly, the Fund, on an ongoing periodic basis, may, or cause the Investment Manager or sub-manager to, disclose non-public portfolio holdings information (on a confidential basis) to the following entities or persons:

•	The Trust’s Board of Trustees
•	The Trust’s Transfer Agent
•	The Trust’s Distributor
•	The Trust’s Administrator, Custodian and securities lending agent (if any)
•	The Trust’s independent registered public accounting firm
•	The Trust’s legal counsel

Although the Trust, in many cases, will disclose current portfolio holdings on a daily basis to certain of these entities or persons, the Trust believes each of the foregoing recipients, pursuant to contractual or fiduciary obligations, is required to keep all non-public information confidential and is prohibited from trading based on the information, except as necessary in providing services to the Fund.

When engaged in purchasing, selling or lending Fund securities, the Fund may disclose certain information about one or more of the security positions it owns. Although the Fund does not have separate non-disclosure agreements with each of these trading entities or lending agents, they will cease doing business with any entity believed to be misusing the information.

None of the Fund, Mirae Asset USA, the sub-manager or their respective affiliates receive any compensation or other consideration with respect to disclosures of portfolio holdings. If Mirae Asset USA or the sub-manager or any affiliate desired to make such an arrangement, it would seek prior Board approval and any such arrangements would be disclosed in the Trust’s SAI.

Although the Trust has adopted these policies and procedures with respect to the selective disclosure of Fund portfolio holdings information, there is no guarantee that individuals and firms who receive portfolio holdings information will not misuse of such information.

DISTRIBUTION AND SHAREHOLDER SERVICING PLANS

Class A and Class C Shares

The Trust, on behalf of the Fund, has adopted a plan pursuant to Rule 12b-1 (a “Plan”) under the 1940 Act for Class A Shares under which the Fund is authorized to pay to the Distributor or any other entity approved by the Board (collectively, “payees”) as compensation for the distribution-related and/or shareholder services provided by such entities, an aggregate fee of up to 0.25% of the average daily net assets of Class A Shares of the Fund. The Trust, on behalf of the Fund, has also adopted a Plan for Class C Shares under which the Fund is authorized to pay payees compensation for the distribution-related and/or shareholder services provided by such entities. Under the Plan for Class C Shares, the Fund may pay an aggregate fee up to 0.75% of the average daily net assets of Class C Shares of the Fund for distribution-related services and an aggregate fee up to 0.25% of the average daily net assets of Class C Shares of the Fund for shareholder services. The payee may pay any or all amounts received under the Plan to other persons for any distribution or service activity conducted on behalf of the Fund. The distribution fee for Class C Shares may also be used to finance the cost of advancing brokerage commissions to investment representatives. The Plans are core components of the ongoing distribution of Class A Shares and Class C Shares.

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Each Plan is subject to the provisions of Rule 12b-1 under the 1940 Act. In their consideration of a Plan, the Trustees must consider all factors they deem relevant, including information as to the benefits of the Plan to the Fund and the related class of shareholders. In approving each Plan in accordance with Rule 12b-1, the Independent Trustees of the Trust concluded that there is reasonable likelihood that the Plan will benefit the Fund and its related class of shareholders.

Among other things, each Plan provides that: (i) the Board will receive quarterly reports regarding the amounts expended under the Plan and the purposes for which such expenditures were made; (ii) any material amendment thereto must be approved by the Board, including by a vote of the majority of the Independent Trustees who have no direct or indirect financial interest in the Plan (“Plan Trustees”), cast in person at a meeting called for that purpose; (iii) any amendment to increase materially the costs which any class of shares may bear for distribution services pursuant to the Plan shall be effective only upon approval by a vote of a majority of the outstanding shares of such class and by a majority of the Plan Trustees; (iv) the Plan will continue in effect for so long as its continuance is approved at least annually by the Board in accordance with Rule 12b-1 under the 1940 Act; and (v) so long as the Plan is in effect, the Independent Trustees then in office will select and nominate other independent trustees. Rule 12b-1 further requires that the Fund preserve copies of each Plan and any report made pursuant to such plan for a period of not less than six years from the date of the Plan or such report, the first two years in an easily accessible place. The Plan may be terminated as to any class of shares without penalty at any time by the vote of a majority of the Plan Trustees, or by the vote of the holders of a majority of the shares of such class.

Payments under the Plans are based on a percentage of average daily net assets attributable to the shares regardless of the amount of expenses incurred. As a result, distribution-related revenues from the Plans may be more or less than distribution-related expenses of the related class. Information with respect to the distribution-related revenues and expenses is presented to the Trustees for their consideration quarterly.

Distribution-related revenues consist of shareholder servicing fees, distribution fees and contingent deferred sales charges (“CDSCs”). Distribution-related expenses consist of, among other things, financial adviser compensation, selling and transaction processing expenses, advertising, sales promotion and marketing expenses and interest expense. The distribution-related revenues paid with respect to one class will not be used to finance the distribution expenditures of another class. Sales personnel may receive different compensation for selling different classes of shares.

The Trust may enter into written agreements relating to the implementation of the Plans (“Related Agreements”), provided that such agreements have been approved by the Board. The Trust and the Distributor have entered into a Distribution Agreement, which constitutes a Related Agreement under Plans relating to the Class A and Class C Shares. Pursuant to this Agreement, the Distributor performs distribution services for the Fund.

As of the date of this SAI, the Fund has not made any payments to the Distributor pursuant to the Plans.

Payments to Intermediaries

Mirae Asset USA and/or its affiliates may compensate intermediaries that distribute shares of the Fund or service investors in the Fund or may, at the discretion of a retirement plan’s named fiduciary, make payments to intermediaries for certain plan expenses or otherwise for the benefit of plan participants and beneficiaries. Factors considered in determining whether to pay these additional amounts, include, without limitation, the level or type of services provided by the intermediary, the level or expected level of assets or sales of shares, access to an intermediary’s personnel, and other factors. In addition to such payments, Mirae Asset USA and/or its affiliates may offer other incentives such as sponsorship of educational or client seminars relating to current issues and/or products, assistance in training and educating the intermediaries’ personnel, and/or payments of costs and expenses associated with attendance at seminars, including travel, lodging, entertainment and meals. Mirae Asset USA and/or its affiliates anticipate that payments will be made to multiple intermediaries, including broker-dealers and other financial firms, and these payments may be significant. As permitted by SEC and FINRA rules and other applicable laws and regulations, Mirae Asset USA and/or its affiliates may pay or allow other incentives or payments to intermediaries.

Some payments, which are sometimes referred to as “revenue sharing,” may represent a premium over payments made by other fund families, and investment professionals may have an added incentive to sell or recommend the Fund or a share class over others offered by competing fund families. “Revenue sharing” payments include payments for distribution-related expenses, such as marketing, promotional or related expenses, to financial intermediaries through which investors may purchase shares of the Fund. In some circumstances, these revenue sharing payments may create an incentive for a financial intermediary or its representatives to recommend or sell shares of the Fund to you. Please contact your financial intermediary for details about revenue sharing payments it may receive. Payments for these purposes are made by Mirae Asset USA or an affiliate from their own resources and may vary. Certain of the payments may be offset by 12b-1 fees. It is expected that Mirae Asset USA or an affiliate will make payments to these and other intermediaries for similar purposes in the future.

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In addition to the sales charges, 12b-1 fees and shareholder service fees, Mirae Asset USA and its affiliates may out of their own resources pay additional cash or non-cash incentives to financial intermediaries to encourage the sale of the Fund's shares. These additional payments may take the form of, among other things, “due diligence” payments for an intermediary’s examination of the Fund and payments for providing extra employee training and information relating to the Fund; “listing” fees for the placement of the Fund on an intermediary’s list of mutual funds available for purchase by its customers; “marketing support” fees for providing assistance in promoting the sale of the Fund's shares; payments for the sale of shares; payments for shareholder servicing; CUSIP fees; NSCC Account fees; maintenance fees; set-up fees regarding establishment of new accounts; sales contests and promotions where participants receive prizes such as travel awards, merchandise, cash or recognition; and occasional meals, entertainment, tickets to sporting or other events, nominal gifts and travel and lodging (subject to applicable rules and regulations). These payments may create an incentive for your financial intermediary to sell and recommend certain investment products, including the Fund, over other products for which it may receive less compensation. You may contact your financial intermediary if you want information regarding the payments it receives.

The payments may be a fixed dollar amount and/or based on a percentage of the value of shares sold to or held by customers of the intermediary involved and may differ from intermediary to intermediary. Although the individual components may be higher and the total payments made to each qualifying firm in any given year may vary, additional payments may but are not normally expected to exceed (a) 0.25% of the current year’s Fund sales by that firm and (b) 0.10% of average daily net assets attributable to that firm over the year.

PURCHASE AND REDEMPTION OF SHARES

Additional Information About Purchasing Shares

Due to the desire of the Fund to afford ease of redemption, certificates will not be issued to indicate ownership in the Fund.

Additional Information About Opening an Account/Minimum Balances

The Prospectus sets forth the minimum initial investment and account balance for the Fund.

The Fund reserves the right, following 60 days’ written notice to applicable shareholders, to:

•	assess an annual $10 charge (paid to the Fund) for any non-fiduciary/custodial account without a systematic investment plan (“SIP”) in place and a balance of less than $1,000; and

•	redeem all shares in Fund accounts below $1,000 where a reduction in value has occurred due to a redemption, exchange or transfer out of the account. The Fund will mail the proceeds of the redeemed account to the shareholder.

Fiduciary (e.g., IRA or Roth IRA) and custodial accounts (e.g., UGMA or UTMA) with balances below $500 are subject to automatic redemption following 60 days’ written notice to applicable shareholders. Reductions in value that result solely from market activity will not trigger an involuntary redemption.

Additional Information About the CDSC for Class A Shares

As discussed in the Prospectus, initial sales charges may be waived for shareholders investing $1 million or more, and Mirae Asset USA may pay, from its own resources, a sales commission to brokers that initiate and are responsible for purchases of $1 million or more at the following rates:

Amount of Purchase	Sales Commission as a Percentage of Dollar Amount Subject to Charge
$1 million up to but not exceeding $5 million	1.00%
In excess of $5 million up to but not exceeding $10 million	0.50%
In excess of $10 million	0.25%

A CDSC of 1.00% is imposed on certain redemptions of such investments of $1 million or more within 18 months after purchase.

Additional Information About Making Subsequent Investments

Subsequent purchase orders for a minimum of $100 ($50 for IRAs, Roth IRAs, Coverdell Education Savings Accounts and Systematic Investment Plans and $25,000 for Class I Shares) may be placed pursuant to the methods described in the Prospectus. A confirmation of the purchase will be mailed out promptly following receipt of a request to purchase additional shares of the Fund. Federal regulations require that payment be received within three (3) business days. If payment is not received within that time, the order is subject to cancellation. In the event of such cancellation or cancellation at the purchaser’s request, the purchaser will be responsible for any loss incurred by the Fund or the Distributor by reason of such cancellation. If the purchaser is a shareholder, the Fund shall have the authority, as agent of the shareholder, to redeem shares in the account to reimburse the Fund or the Distributor for the loss incurred. Any net profit on the liquidation of unpaid shares will accrue to the Fund.

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Payment by Checks

A certified check is not necessary, but checks for $50 or more are accepted subject to collection at full face value in U.S. funds and must be drawn on, or payable through, a U.S. bank.

If shares of the Fund are purchased by a check that proves to be uncollectible, the Fund reserves the right to cancel the purchase immediately and the purchaser will be responsible for any loss incurred by the Fund or the Distributor by reason of such cancellation. If the purchaser is a shareholder, the Fund shall have the authority, as agent of the shareholder, to redeem shares in the account to reimburse the Fund or the Distributor for the loss incurred. Investors whose orders have been canceled may be prohibited from or restricted in placing future orders in the Fund.

Share Price

Purchases will be filled without sales charge at the net asset value next computed after receipt of the application in good order. The net asset value normally will be computed for each class as of the close of regular trading on each day during which the New York Stock Exchange (the “NYSE”) is open for trading. Orders received after the close of regular trading on the NYSE will be executed at the next day’s net asset value. If the order has been placed by a member of FINRA, it is the responsibility of the member broker, rather than the Fund, to forward the purchase order to the Transfer Agent by the close of regular trading on the NYSE.

Other Information

The Trust may authorize certain members of FINRA other than the Distributor to accept purchase and redemption orders for the Fund’s shares. Those brokers may also designate other parties to accept purchase and redemption orders on the Fund’s behalf. Orders for purchase or redemption will be deemed to have been received by the Fund when such brokers or their authorized designees accept the orders. Subject to the terms of the contract between the Fund and the broker, ordinarily orders will be priced at the Fund’s net asset value next computed after acceptance by such brokers or their authorized designees. Further, if purchases or redemptions of the Fund’s shares are arranged and settlement is made at an investor’s election through any other authorized FINRA member, that member may, at its discretion, charge a fee for that service. The Board has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Board and the Distributor may suspend or terminate the offering of shares of the Fund at any time for any reason.

The tax identification number section of the application must be completed when opening an account. Applications and purchase orders without a correct certified tax identification number and certain other certified information (e.g., from exempt organizations, certification of exempt status) will be returned to the investor. The Fund reserves the right, following 30 days’ notice, to redeem all shares in accounts without a correct certified social security or other tax identification number. A shareholder may avoid involuntary redemption by providing the Fund with a tax identification number during the 30-day notice period.

The Fund may issue shares at net asset value in connection with any merger or consolidation with, or acquisition of the assets of, any investment company or personal holding company, subject to the requirements of the 1940 Act.

Suspension of Sales

The Trust may, in its sole discretion, suspend, discontinue or limit the offering of one or more of the Fund’s share classes at any time. In determining whether any such action should be taken, Fund management intends to consider all relevant factors, including (without limitation) the size of the Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares, and (if applicable) the amount of uncovered distribution charges of the Distributor. The Class A and Class C Plans may continue in effect and payments may be made under the Plans following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plan for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder’s ability to redeem shares.

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Additional Redemption Information

Redemptions by Telephone

Shareholders currently have the right to redeem by telephone up to $100,000 to their address of record. In order to request redemptions by telephone, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which the redemption proceeds are to be sent.

(a)	NEW INVESTORS who wish to establish telephone redemption to a predesignated bank account must complete the appropriate section on the application.
(b)	EXISTING SHAREHOLDERS who wish to establish telephone redemption to a predesignated bank account or who want to change the bank account previously designated to receive redemption proceeds should either return an account application, including the designation of a bank account to which the redemption proceeds are to be sent (available upon request) or send a letter identifying the account and specifying the exact information to be changed. The letter must be signed exactly as the shareholder’s name(s) appears on the account. A signature and a signature guarantee are required for each person in whose name the account is registered.

Telephone redemption is not available for fiduciary accounts (i.e., IRA, Roth IRA, etc.).

If a request for redemption to a shareholder’s bank account is made by telephone or fax, payment will be made by Federal Reserve Bank wire to the bank account designated on the application, unless a request is made that the redemption check be mailed to the designated bank account.

Note: Investors designating a savings bank to receive their telephone redemption proceeds are advised that if the savings bank is not a participant in the Federal Reserve System, redemption proceeds must be wired through a commercial bank which is a correspondent of the savings bank. As this may delay receipt by the shareholder’s account, it is suggested that investors wishing to use a savings bank discuss wire procedures with their bank and submit any special wire transfer information with the telephone redemption authorization. If appropriate wire information is not supplied, redemption proceeds will be mailed to the designated bank.

The Fund employs procedures, including recording telephone calls, testing a caller’s identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Redemption requests by telephone (technically a repurchase by agreement between the Fund and the shareholder) of shares purchased by check will not be accepted for 15 business days following their purchase.

Redemptions by Mail

In order to ensure proper authorization before redeeming shares, the Transfer Agent may request additional documents such as, but not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waivers of tax required in some states when settling estates.

It is suggested that shareholders holding shares registered in other than individual names contact the Transfer Agent prior to redemptions to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, trust, fiduciary or partnership, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within seven business days after receipt of a request for redemption that complies with the above requirements. Delays of more than seven days of payment for shares tendered for repurchase or redemption may result but only until the purchase check has cleared.

The requirements for IRA redemptions are different from those for regular accounts. For more information, call 1-888-335-3417.

Redemptions in-Kind

In the event the Fund’s management determines that substantial distributions of cash would have an adverse effect on the Fund’s remaining shareholders, the Fund reserves the right to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing such Fund’s net asset value. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period. The tax consequences to a redeeming shareholder are the same whether the shareholder receives cash or securities in payment for his or her shares.

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If redemption payment is made in portfolio securities, the redeeming shareholder may incur brokerage commissions and applicable taxes in converting those securities into cash. In addition, the conversion of securities into cash may expose the shareholder to stock market risk and currency exchange risk.

If a shareholder receives portfolio securities upon redemption of Fund shares, they may request that such securities either (i) be delivered to their designated agent, or (ii) be liquidated on their behalf and the proceeds of such liquidation (net of any brokerage commissions, fees and applicable taxes) remitted to them.

Other Information

All redemption requests must be directed to the Transfer Agent. Redemption requests that are delivered to the Fund rather than to the Transfer Agent will be forwarded to the Transfer Agent, and processed at the next calculated net asset value after receipt by the Transfer Agent.

The value of shares redeemed or repurchased may be more or less than the shareholder’s cost depending on the net asset value at the time of redemption or repurchase. The Fund does not impose a redemption or repurchase charge. As described in “Dividends, Distributions and Taxes” in the Prospectus, redemption of shares may result in tax consequences (gain or loss) to the shareholder and the proceeds of such redemptions may be subject to backup withholding.

Shareholders who wish to redeem shares from special plan accounts should contact the employer, trustee or custodian of the Plan for the requirements.

Distribution Options

Investors have freedom to choose whether to receive cash or to reinvest any dividends (whether from net investment income or from realized capital gains) in additional shares of the Fund. If no election is made, dividends and distributions will be invested in additional shares of the Fund. A change of instructions for the method of payment must be received by the Transfer Agent in writing at least five days prior to a dividend record date. Shareholders may change their dividend option either by calling 1-888-335-3417 or by sending written instructions to the Transfer Agent. Please include your account number with your written request.

Reinvestment is usually made at the closing net asset value determined on the business day following the record date. Investors may leave standing instructions with the Transfer Agent designating their option for either reinvestment or cash distribution of any income dividends or capital gains distributions. Investors who choose to reinvest dividends will be treated for U.S. federal income tax purposes as if they had received such dividends and purchased additional shares.

Investors may also have dividends automatically deposited to their predesignated bank account. Investors choosing to participate in the Fund's Systematic Withdrawal Plan must reinvest any dividends or capital gains. For most retirement plan accounts, the reinvestment of dividends is required.

Reports to Shareholders

The Trust issues shareholders unaudited semi-annual financial statements and annual financial statements audited by the Fund's registered independent public accounting firm, including a list of investments held and statements of assets and liabilities, operations, changes in net assets and financial highlights.

Transaction Summaries

Annual summaries of all transactions in the Fund account are available to shareholders. The summaries may be obtained by calling 1-888-335-3417.

Special Plan Accounts

Detailed information on the investor programs described below, including applicable charges, minimum investment requirements and disclosures made pursuant to Internal Revenue Service (the “IRS”) requirements, may be obtained by contacting Mirae Asset Discovery Funds, P.O. Box 183165, Columbus, Ohio 43218-3165, or by calling toll free, 1-888-335-3417. It is advisable for an investor considering the funding of the investment plans described below to consult with an attorney or other investment or tax advisor with respect to the suitability requirements and tax aspects thereof.

Shares of the Fund may also be a permitted investment under profit sharing and pension plans and IRAs depending on the provisions of the relevant plan or IRA.

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None of the plans assures a profit or guarantees protection against depreciation, especially in declining markets.

Systematic Investment Plan

Shareholders may arrange to make periodic investments through automatic deductions from their bank accounts by completing the appropriate form and providing the necessary documentation to establish this service. The minimum investment is $50.

The Systematic Investment Plan involves an investment strategy called dollar cost averaging. Dollar cost averaging is a method of investing whereby a specific dollar amount is invested at regular intervals. By investing the same dollar amount each period, when shares are priced low, the investor will purchase more shares than when the share price is higher. Over a period of time, this investment approach may allow the investor to reduce the average price of the shares purchased. However, this investment approach does not assure a profit or protect against loss. This type of regular investment program may be suitable for various investment goals such as, but not limited to, college planning or saving for a home. Shareholders may designate which day they want the automatic investment to be processed. If no date is specified, the investment will automatically occur on the fifteenth day of the month, or, if such day is not a business day, on the prior business day.

Uniform Transfers/Gifts to Minors Act

Grandparents, parents or other donors may set up custodian accounts for minors. The minimum initial investment is $1,000 unless the donor agrees to continue to make regular share purchases for the account through the Systematic Investment Plan. In this case, the minimum initial investment is $500.

The Fund reserves the right, after notice has been given to the shareholder and custodian, to redeem and close a shareholder’s account in the event that regular investments to the account cease before the $1,000 minimum is reached.

PERFORMANCE DATA

Average annual total return before deduction of taxes (“pre-tax return”) is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes that the maximum initial sales charge, if applicable, is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.

Average annual total return after the deduction of taxes on distributions is calculated in the same manner as pre-tax return except the calculation assumes that any federal income taxes due on distributions are deducted from the distributions before they are reinvested. Average annual total return after the deduction of taxes on distributions and taxes on redemption also is calculated in the same manner as pre-tax return except the calculation assumes that (i) any federal income taxes due on distributions are deducted from the distributions before they are reinvested and (ii) any federal income taxes due upon redemption are deducted at the end of the period. After-tax returns are based on the highest federal income tax rates in effect for individual taxpayers as of the time of each assumed distribution and redemption (taking into account their tax character), and do not reflect the impact of state and local taxes. In calculating after-tax returns, the net value of any federal income tax credits available to shareholders is applied to reduce federal income taxes payable on distributions at or near year-end and, to the extent the net value of such credits exceeds such distributions, is then assumed to be reinvested in additional Fund shares at net asset value on the last day of the fiscal year in which the credit was generated or, in the case of certain tax credits, on the date on which the year-end distribution is paid.

In addition to the foregoing total return figures, the Fund may provide pre-tax and after-tax annual and cumulative total return, as well as the ending redeemable cash value of a hypothetical investment. If shares are subject to a sales charge, total return figures may be calculated based on reduced sales charges or at net asset value. These returns would be lower if the full sales charge was imposed. After-tax returns may also be calculated using different tax rate assumptions and taking into account state and local income taxes as well as federal taxes.

TAXES

The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in the Prospectus are not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situations.

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The discussions of the federal tax consequences in the Prospectus and this SAI are based on the Internal Revenue Code of 1986, as amended, (the “Code”) and the regulations issued under it, and court decisions and administrative interpretations, as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly alter the statements included herein, and any such changes or decisions may be retroactive.

General

The Fund intends to elect to qualify and intends to continue to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code. As such, the Fund generally is exempt from federal income tax on its net investment income and realized capital gains that it distributes to shareholders. To qualify for treatment as a regulated investment company, the Fund must meet three important tests each year.

 First, the Fund must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities, or currencies, or net income derived from interests in qualified publicly traded partnerships.

 Second, generally, at the close of each quarter of its taxable year, at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of the Fund’s total assets may be invested in the securities of (1) any one issuer (other than U.S. government securities and securities of other regulated investment companies), (2) two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses, or (3) one or more qualified publicly traded partnerships.

Third, the Fund must distribute an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) before taking into account any deduction for dividends paid, and 90% of its tax-exempt income, if any, for the year.

The Fund intends to comply with these requirements. If the Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company. If for any taxable year the Fund were not to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In that event, taxable shareholders would recognize dividend income on distributions to the extent of the Fund’s current and accumulated earnings and profits, and corporate shareholders could be eligible for the dividends-received deduction.

The Code imposes a nondeductible 4% excise tax on regulated investment companies that fail to distribute each year an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Fund intends to make sufficient distributions or deemed distributions each year to avoid liability for this excise tax.

For federal income tax purposes, the Fund is generally permitted to carry forward a net capital loss in any year to offset its own capital gains, if any, during subsequent taxable years.

State and Local Taxes

Although the Fund intends to qualify as a regulated investment company and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

Taxation of Certain Investments

The tax principles applicable to transactions in certain financial instruments, such as futures contracts and options, that may be engaged in by the Fund, and investments in passive foreign investment companies (“PFICs”), are complex and, in some cases, uncertain. Such transactions and investments may cause the Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

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In addition, in the case of any shares of a PFIC in which the Fund invests, the Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Fund fails to make an election to recognize income annually during the period of its ownership of the shares.

NET ASSET VALUE

The net asset value of shares of the Fund is computed as of the close of regular trading on the NYSE on each day the NYSE is open for trading. The NYSE is scheduled to be closed on the following holidays: New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Net asset value per share is determined separately for each class of shares by dividing the value of the total assets of the Fund attributable to the shares of that class, less all liabilities attributable to that class, by the total number of shares of that class outstanding. The per share net asset value may be lower for certain classes of the Fund because of higher expenses borne by these classes.

A security listed on a national securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, is valued at its most recent sale price on the relevant exchange as of the close of regular trading on the NYSE on each day the NYSE is open for trading. On a day that a security does not trade, then the mean between the bid and the asked prices will be used as long as it continues to reflect the value of the security. In the event that market quotations are not readily available, or if the mean between the bid and the asked prices of a non-exchange listed security does not reflect the value of the security, “fair value” of the security will be determined in accordance with fair value procedures approved by the Board.

In the case of certain foreign exchanges, the closing price reported by the exchange (which may sometimes be referred to by the exchange or one or more pricing agents as the “official close” or the “official closing price” or other similar term) will be considered the most recent sale price. Most securities listed on a foreign exchange are valued at the most recent sale price at the close of the exchange on which the security is primarily traded. In certain countries, market maker prices are used since they are the most representative of the daily trading activity. Securities not traded on a particular day are valued at the mean between the last reported bid and asked quotes, or the last sale price where appropriate; otherwise “fair value” will be determined in accordance with fair value procedures approved by the Board.

Debt securities are valued as follows: U.S. Government and agency securities are valued at the mean between the bid and asked prices. Other debt securities, including corporate securities, municipal securities, asset-backed securities, derivatives, debt offerings, collateralized mortgage obligations and private placements are valued by using valuation methodologies from a pricing service. If such prices are not available from an independent, third-party pricing service, the quotations will be obtained from the Fund’s Investment Manager and the securities will be valued at the mean between the bid and the offer. In the absence of available quotations, the security will be valued in accordance with fair valuation procedures approved by the Board. Fixed income securities having a maturity of less than sixty days are valued at their amortized cost which approximates market value.

Options are valued at the last reported sales price at the close of the exchange on which the security is primarily traded. If there is no such reported sale on the valuation date, the mean between the last reported bid and asked prices will be used.

Futures are valued at the daily quoted settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source.

Forward currency contracts are valued at the last bid price. Quotations are available for regularly scheduled settlement dates such as on a 1, 2, 3, 4, 5, 6, 9, and 12-month basis. No quotations are offered for interim settlement dates. Interpolated “fair values” are derived when the life of the contract is not the same as a life for which quotations are offered.

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Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed (“Local Currency”), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date as provided by an independent pricing service or reporting agency.

Redeemable securities issued by open-end investment companies are valued at the investment company’s last calculated net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities as described above.

Securities for which market quotations are not readily available (including securities for which the Fund’s Investment Manager determines that the closing market prices do not represent the securities’ current value because of an intervening “significant event”) will be valued at fair value pursuant to procedures approved by the Board. Circumstances in which market quotations may not be readily available include, but are not limited to, when the security’s trading has been halted or suspended, when the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates net asset value. These events may create arbitrage opportunities that may enable short-term traders to dilute the net asset value of long-term investors. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. Also, the Fund’s Investment Manager believes that foreign securities values may be affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets. The fair valuation procedures, therefore, include a procedure whereby foreign securities prices may be “fair valued” by an independent pricing service or by Mirae Asset USA’s Valuation Committee, in accordance with a valuation policy approved by the Board to take those factors into account.

The Board has adopted valuation procedures for the Fund and has delegated day to day responsibility for fair value determinations to Mirae Asset USA’s Valuation Committee. All fair value determinations will be reported to the Board. In certain circumstances, the administrative agent for the Trust may obtain and utilize fair value pricing information from independent fair value pricing services approved by the Fund’s Investment Manager to determine the fair value of a security and/or may provide such information to the Fund’s Investment Manager in connection with the Investment Manager’s fair value determination. The Fund uses fair value pricing to seek to ensure that the Fund’s net asset value reflects the value of its underlying portfolio securities.

There can be no assurance, however, that a fair value used by the Fund on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities. A security’s valuation may differ depending on the method used for determining value. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s net asset value by short term traders.

ORGANIZATION OF THE TRUST

The Trust was formed as a statutory trust under the laws of the State of Delaware on April 7, 2010. Currently, the Trust consists of four series.

All shares issued and outstanding are fully paid and non-assessable, transferable, and redeemable at net asset value, subject to such charges as may be applicable, at the option of the shareholder. Shares have no preemptive rights or conversion rights (except as described below). Redemption and exchange rights are discussed elsewhere herein and in the Fund’s Prospectus. Each share of each class of the Fund has equal rights with respect to each other share of the same class as to dividends and distributions declared by the Fund and in the net assets of the Fund upon liquidation or dissolution after satisfaction of outstanding liabilities. The Board may determine that shares of the Fund or a class of the Fund shall be automatically converted into shares of another Fund or of another class of the same or another Fund based on the relative net assets of such Fund or class at the time of conversion. The Board may also provide that the holders of shares of the Fund or a class of the Fund shall have the right to convert their shares into shares of one or more other funds or classes on terms established by the Board.

The shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and, in such event, the holders of the remaining less than 50% of the shares voting for the election of Trustees will not be able to elect any person or persons to the Board.

Shareholders of the Fund are entitled to one vote for each share held in the election of Trustees and generally on other matters submitted to the vote of shareholders of the Fund or the Trust. All shares of the Fund or classes shall vote as a single Fund or class; provided, however, that (i) as to any matter with respect to which a separate vote of any Fund or class is required by the 1940 Act or by applicable law or is required by attributes applicable to the Fund or class, such requirement as to a separate vote by that Fund or class shall apply in lieu of the single Fund or class voting described above, (ii) unless the Trustees determine that this clause (ii) shall not apply in a case, to the extent that a matter referred to in clause (i) above affects more than one Fund or class and the interests of each such Fund or class in the matter are identical, then the shares of all such affected Funds or classes shall vote together as a single class and (iii) as to any matter which does not affect the interest of a particular Fund or class only the holders of shares of the one or more affected Fund or class shall be entitled to vote.

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The Fund does not intend to hold annual meetings of shareholders in any year in which the 1940 Act does not require shareholders to act upon any of the following matters: (i) election of Trustees; (ii) approval of a management agreement; (iii) approval of a distribution agreement; and (iv) ratification of selection of independent accountants.

The by-laws of the Trust require that a special meeting of shareholders be held upon the written request of 25% of the outstanding shares entitled to vote at such meeting.

ADDITIONAL INFORMATION

Internet Access

Information regarding the Fund can be found on http://investments.miraeasset.us. This site enables users to access or view new account forms, the Fund’s Prospectus and related information.

Other Information

Many of the investment transactions in the Fund will be made at prices different from those market prices prevailing at the time such changes are reflected in a regular report to shareholders of the Fund. These transactions will reflect investment decisions made by the fund’s Investment Manager in light of the objectives and policies of the Fund, and such factors as its other portfolio holdings and tax considerations and should not be construed as recommendations for similar action by other investors.

The Fund may pay unaffiliated third parties for providing recordkeeping and other administrative services with respect to accounts of participants in retirement plans or other beneficial owners of Fund shares whose interests are held in an omnibus account.

The Fund's Prospectus and this SAI omit certain information contained in the registration statement which the Trust has filed with the SEC under the 1933 Act, as amended, and reference is hereby made to the registration statement for further information with respect to the Fund and the securities offered hereby. The Trust’s registration statement is available for inspection by the public at the SEC in Washington, D.C. or online at http://www.sec.gov.

PROXY VOTING

The Board has delegated the responsibility for decisions regarding proxy voting for securities held by the Fund to the Fund’s Investment Manager. The Fund’s Investment Manager will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix A to this SAI. The Board will periodically review the Fund's proxy voting records.

The Fund is required to disclose annually its complete proxy voting records on Form N-PX. If the Fund makes any investments in voting securities, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling 1-888-335-3417 and on the Fund's website at http://investments.miraeasset.us. The Fund's Forms N-PX will also be available on the SEC’s website at http://www.sec.gov.

FINANCIAL STATEMENTS

Financial information is not provided for the Fund, which has not commenced operations as of the date of this SAI.

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APPENDIX A

MIRAE ASSET GLOBAL INVESTMENTS (USA) LLC

MIRAE ASSET GLOBAL INVESTMENTS (HONG KONG) LIMITED

PROXY VOTING POLICY AND PROCEDURES

1.0     POLICY

Pursuant to rule 204(6)-6 of The Investment Advisers Act of 1940 (the "Advisers Act") every registered investment adviser is required to adopt and implement written policies and procedures reasonably designed to ensure that the adviser votes proxies in the best interest of its clients.

It is the policy of Mirae Asset Global Investments (USA) LLC ("Mirae Asset USA"), when it has the responsibility to vote client proxies, to vote proxies in the best interest of its clients.

Any questions about this document should be directed to the Chief Compliance Officer.

2.0     PROXY OVERSIGHT COMMITTEE

Mirae Asset USA has designated a Proxy Oversight Committee (the "Committee") in order to oversee the implementation of proxy policies and procedures. The Committee will review Mirae Asset USA’s proxy voting guidelines on an annual basis and decide whether any changes are necessary. The Committee is made up of the Chief Operating Officer (COO), Chief Compliance Officer (CCO) and Chief Investment Officer (CIO) of the firm.

The Committee shall, no less frequently than annually, review the adequacy of the policies and procedures set forth herein to ensure that they have been implemented effectively, including determining that they continue to be reasonably designed to ensure that proxies are voted in the best interests of Mirae Asset USA’s clients.

3.0     THIRD-PARTY VENDORS

To help meet its proxy voting obligations and to minimize potential conflicts of interest, Mirae Asset USA has retained the services of third party vendors, Citi and Broadridge, to assist in the proxy voting process. Broadridge will cast all votes on behalf of Mirae Asset USA clients, while Citi is utilized as administrator, coordinating all regulatory filings for US mutual funds. Mirae Asset USA ensures that Broadridge votes all proxies according to Mirae Asset USA’s guidelines, and, if applicable, client instructions, and retains all required documentation associated with proxy voting.

To further assist in its responsibility for voting proxies and the overall proxy voting process, Mirae Asset USA will retain an independent third party proxy adviser, either directly or through Broadridge, to provide voting recommendations and guidelines to Mirae Asset USA. All actual votes, however, will be cast in accordance with Mirae Asset USA’s instructions. Currently, Mirae has adopted guidelines as set forth in paragraph 5.0 below.

Mirae Asset USA will take reasonable steps to periodically ensure that any third party proxy voting service: (i) is independent of Mirae Asset USA, based on the relevant facts and circumstances; (ii) has the capacity and competency to adequately analyze proxy issues; and (iii) can create guidelines for voting proxies in an impartial manner and in the best interests of the Mirae Asset USA’s clients. Mirae Asset USA may also review the third party proxy voting service’s conflict procedures and the effectiveness of the third party proxy voting service’s implementation of such procedures.

4.0     PROCEDURES FOR VOTING PROXIES

Mirae Asset USA has adopted guidelines set forth in paragraph 5.0 (the “Guidelines”) that are maintained and implemented by a third party proxy vendor. Such Guidelines address an extensive list of common proxy voting issues, and recommend the vote that should be made in connection therewith in order to achieve maximum client value and protection of client interests. The Committee will review the Guidelines each year to determine which Guidelines continue to be consistent with Mirae Asset USA's duty to vote in the best interests of clients.

On the occasion of each proxy requiring a vote, Mirae Asset USA will receive a communication from Broadridge stating a recommendation based on the relevant Guidelines for such proxy vote. The appropriate Portfolio Manager will review the recommendation and determine if such recommendation should be followed. In making such determination, the appropriate Portfolio Manager will reasonably assess any material conflicts of interest (discussed further in paragraph 6.0) between Mirae Asset USA’s interests and those of its clients with respect to proxy voting by considering the situations identified in paragraph 6.0. Any determinations made by the Portfolio Manager will be subject to the considerations in paragraph 6.0.

Mirae Asset USA reserves the right to depart from the Guidelines if the Portfolio Manager believes, after reviewing all relevant information, that it is not in the best interest of Mirae Asset USA's clients. The determination by the Portfolio Manager will be documented and maintained in Mirae Asset USA’s records.

Mirae Asset USA may also elect to abstain from voting if it deems such abstinence to be in the relevant client(s)’ best interests. The rationale for “abstain” votes will be documented and maintained in Mirae Asset USA’s records.

Mirae Asset USA is not required to vote every client proxy. At no time will Mirae Asset USA ignore a proxy vote, but there may be times where it feels it is not in the best interest of its clients to vote the proxy. For example, Mirae Asset USA may abstain from a vote when the cost of voting the proxy outweighs the potential benefits associated with the vote. The use of a third party proxy adviser helps to greatly reduce these occurrences, by employing coverage on the vast majority of proxy meetings internationally, but is not a guarantee they will not happen. In addition, there may be times when Mirae Asset USA decides to vote a proxy in two directions. For example, a client may require Mirae Asset USA to vote a certain way on an issue, while Mirae Asset USA deems it beneficial to vote in the opposite direction for other clients. In the event that Mirae Asset USA votes the same proxy in two directions, such votes will be documented maintained in Mirae Asset USA’s records.

Proxies for shares held on a record date and subsequently sold may, but need not, be voted as if the shares were still held. Any short positions will be treated as not held.

Proxies will not be voted when the securities of the issuer seeking a vote are out on loan through a securities lending program. However, Mirae Asset USA will, subject to the below qualifications, make reasonable efforts to recall lent securities so that they may be voted according to the policies and procedures set forth herein. Notwithstanding the foregoing, a lent security need not be recalled if none of the matters submitted to shareholder vote are material or for other reasons, as determined in good faith by Mirae Asset USA and in accordance with policies and procedures set forth herein. A matter is material if it is reasonably likely that the security’s market value will be materially affected in the near term as a result of the outcome of the matter and Mirae Asset USA’s client holdings of that security are significant to the outcome. In making a decision whether to recall a lent security, Mirae Asset USA may also consider the benefit to the client derived from the securities lending income.

The CCO or a designee will sample the votes to ensure that all voting follows the above outlined procedures. Any discrepancies between the procedures and the actual vote will be recorded and kept by the Compliance Department.

5.0     PROXY VOTING GUIDELINES

The guidelines are maintained by a third party proxy adviser selected by Mirae Asset USA and implemented by Broadridge in their ProxyEdge system. The guidelines provide an extensive list of common voting issues, along with recommended voting actions based on the goal of voting in the best interests of clients. Below are some of the more common issues addressed in the guidelines.

●	Election of Directors - The guidelines provide considerations for choosing qualified board members.

●	Auditor Ratification – Under the guidelines, Management's choice of an auditor is generally supported except when Mirae Asset USA has reason to believe that the auditor's independence or audit integrity has been compromised.

●	Executive Compensation – The guidelines place a strong emphasis on connecting executive compensation to performance of the business.

●	Anti-Takeover Measures (Poison Pills) - Under the guidelines, poison pills are generally not viewed as in the shareholder's best interest, although there may be certain circumstances, as detailed in the guidelines, where this may not be the case.

●	Advance Notice Requirements For Shareholder Proposals – The guidelines generally require that such requirements are rejected as they make it difficult shareholders to a present a shareholder proposal.

A full description of each guideline and voting policy is maintained by Mirae Asset USA, and a complete copy of the guidelines is available upon request.

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6.0     CONFLICTS OF INTEREST

Mirae Asset USA recognizes that in certain circumstances a conflict of interest may arise when voting a proxy. A conflict of interest may exist in, but is not limited to, the below circumstances:

●	Conflict: Mirae Asset USA retains an institutional client, or is in the process of retaining an institutional client, that is affiliated with an issuer that is held in Mirae Asset USA's clients’ portfolios. For example, Mirae Asset USA may be retained to manage XYZ’s pension fund, where XYZ is a public company and Mirae Asset USA's clients’ accounts hold shares of XYZ. This type of relationship may influence Mirae Asset USA to vote with management on proxies to gain favor with management. Such favor may influence XYZ’s decision to continue its advisory relationship with Mirae Asset USA.

●	Conflict: Mirae Asset USA retains a client or investor, or is in the process of retaining a client or investor, that is an officer or director of an issuer that is held in Mirae Asset USA's clients’ portfolios. Similar conflicts of interest exist in this relationship as discussed above.

●	Conflict: A Mirae Asset USA employee maintains a personal and/or business relationship (not an advisory relationship) with an issuer or with individuals that serve as officers or directors of an issuer. For example, the spouse of a Mirae Asset USA employee may be a high-level executive of an issuer that is held in Mirae Asset USA's clients’ portfolios. The spouse could attempt to influence Mirae Asset USA to vote in favor of management.

●	Conflict: Mirae Asset USA or an employee personally owns a significant number of an issuer’s securities that are also held in Mirae Asset USA's clients’ portfolios. For any number of reasons, an employee may seek to vote proxies in a different direction for his or her personal holdings than would otherwise be warranted by the proxy voting policy. The employee(s) could oppose voting the proxies according to the policy and successfully influence Mirae Asset USA to vote proxies in contradiction to the policy.

All conflicts of interest will be presented to the Committee. The Committee will then determine how to handle each conflict on a case-by-case basis. All conflicts and the Committee's determination for each will be maintained in Mirae Asset USA's records.

7.0     RECORDKEEPING

The CCO or a designee shall monitor to insure that Mirae Asset USA generally maintains proxy voting records in accordance with section 204-2 of the Advisers Act and as described below.

•	a copy of these Policies and Procedures, which shall be made available to clients upon request;
•	proxy statements received regarding client securities (available on EDGAR or by a Third Party Vendor - Mirae Asset USA is permitted to rely on proxy statements filed on the SEC’s EDGAR system instead of keeping its own copies);
•	a record of all votes cast;
•	any materials prepared by Mirae Asset USA, or the third party proxy advising firm retained by Mirae Asset USA, regarding how to vote proxies or memorializing the basis for such a decision; and
•	records of clients' written request for information on how Mirae Asset USA voted proxies on behalf of the client and any responses from Mirae Asset USA to the client.

Such records will be maintained by Mirae Asset USA for a period of not less than five years.

8.0     DISCLOSURE TO CLIENTS

As a matter of practice, it is Mirae Asset USA's policy to not reveal or disclose to any Fund investor how Mirae Asset USA may have voted (or intends to vote) on a particular proxy except as required by law, for example in Form N-PX. Mirae Asset USA will never disclose such information to unrelated third parties unless doing so would be in a client’s best interest.

Notwithstanding to the foregoing, upon request from a client, Mirae Asset USA will provide to such client Mirae Asset USA's proxy voting record for the period during which such client was invested in the relevant security.

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9.0     PROXY SOLICITATION

The CCO must be promptly informed of the receipt of any solicitation from any person to vote proxies on behalf of a Mirae Asset USA client. At no time may any employee accept any remuneration in the solicitation of proxies. The CCO shall handle all responses to such solicitations.

10.0     CLASS ACTION LAWSUITS

Retail Clients

Mirae Asset USA does not direct its clients’ participation in class action lawsuits. If any documentation is received by Mirae Asset USA in error regarding any client’s participation in a class action lawsuit, the documentation should be given to the CCO, who will either forward the documentation to the appropriate client or return the documentation.

Institutional Fund Clients

Mirae Asset USA may from time to time receive a notice of a class action lawsuit with respect to securities purchased or sold by an institutional fund client. It is the general policy of Mirae Asset USA to participate in all class action suits in which an institutional fund client is eligible. Notwithstanding the foregoing, Mirae Asset USA may determine not to participate in a class action suit for any number of reasons, including without limitation if it is determined that the anticipated out-of-pocket costs associated with any potential recovery is likely to exceed the amount of the potential recovery (e.g., because a client held relatively few shares of the security or the potential recovery by an institutional fund client is not significant) or if an institutional fund client intends to pursue its legal rights outside of the class. The COO (or in his absence the CCO), after consultation with the relevant Portfolio Manager for the affected institutional fund client(s), shall make any decision as to whether or not to participate in a class action suit.

On occasion, Mirae Asset USA receives class action surveys, which differ in that an official plaintiff has not filed an action with the courts. It is Mirae Asset USA’s policy to disregard those questionnaire/survey communications.

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APPENDIX B

Description of Credit Ratings

Short-Term Credit Ratings

An S&P Global Ratings short-term issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by S&P Global Ratings for short-term issues:

“A-1” – A short-term obligation rated “A-1” is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.

“A-2” – A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

“A-3” – A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity of the obligor to meet its financial commitments on the obligation.

“B” – A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

“C” – A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

“D” – A short-term obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

Local Currency and Foreign Currency Ratings – S&P Global Ratings issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

Moody’s Investors Service (“Moody’s”) short-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of thirteen months or less and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

“P-2” – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

“P-3” – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

“NP” – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

“NR” – Is assigned to an unrated issuer.

Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term ratings are assigned to obligations whose initial maturity is viewed as “short-term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets. The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” – Securities possess the highest short-term credit quality. This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2” – Securities possess good short-term credit quality. This designation indicates good intrinsic capacity for timely payment of financial commitments.

“F3” – Securities possess fair short-term credit quality. This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.

“B” – Securities possess speculative short-term credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

“C” – Securities possess high short-term default risk. Default is a real possibility.

“RD” – Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

“D” – Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

Plus (+) or minus (-) – The “F1” rating may be modified by the addition of a plus (+) or minus (-) sign to show the relative status within that major rating category.

“NR” – Is assigned to an unrated issue of a rated issuer.

The DBRS® Ratings Limited (“DBRS”) short-term debt rating scale provides an opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner. Ratings are based on quantitative and qualitative considerations relevant to the issuer and the relative ranking of claims. The R-1 and R-2 rating categories are further denoted by the sub-cate

The following summarizes the ratings used by DBRS for commercial paper and short-term debt:

“R-1 (high)” - Short-term debt rated “R-1 (high)” is of the highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.

“R-1 (middle)” – Short-term debt rated “R-1 (middle)” is of superior credit quality. The capacity for the payment of short-term financial obligations as they fall due is very high. Differs from “R-1 (high)” by a relatively modest degree. Unlikely to be significantly vulnerable to future events.

“R-1 (low)” – Short-term debt rated “R-1 (low)” is of good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favorable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.

“R-2 (high)” – Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.

“R-2 (middle)” – Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.

“R-2 (low)” – Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer’s ability to meet such obligations.

“R-3” – Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality. There is a capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.

“R-4” – Short-term debt rated “R-4” is considered to be of speculative credit quality. The capacity for the payment of short-term financial obligations as they fall due is uncertain.

“R-5” – Short-term debt rated “R-5” is considered to be of highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.

“D” – Short-term debt rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to “D” may occur. DBRS may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

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Long-Term Credit Ratings

The following summarizes the ratings used by S&P Global Ratings for long-term issues:

“AAA” – An obligation rated “AAA” has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

“AA” – An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

“A” – An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

“BBB” – An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity of the obligor to meet its financial commitments on the obligation.

“BB,” “B,” “CCC,” “CC” and “C” – Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” – An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

“B” – An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

“CCC” – An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

“CC” – An obligation rated “CC” is currently highly vulnerable to nonpayment. The “CC” rating is used when a default has not yet occurred, but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

“C” – An obligation rated “C” is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

“D” – An obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

Plus (+) or minus (-) – The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

“NR” – This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that S&P Global Ratings does not rate a particular obligation as a matter of policy.

Local Currency and Foreign Currency Risks - S&P Global Ratings issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

Moody’s long-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of one year or more. Such ratings reflect both on the likelihood of default on contractually promised payments and the expected financial loss suffered in the event of default. The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” – Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.

“Aa” – Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” – Obligations rated “A” are judged to be upper-medium grade and are subject to low credit risk.

“Baa” – Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

B-3

“Ba” – Obligations rated “Ba” are judged to be speculative and are subject to substantial credit risk.

“B” – Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” – Obligations rated “Caa” are judged to be speculative of poor standing and are subject to very high credit risk.

“Ca” – Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” – Obligations rated “C” are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

“NR” – Is assigned to unrated obligations.

The following summarizes long-term ratings used by Fitch:

“AAA” – Securities considered to be of the highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” – Securities considered to be of very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A” – Securities considered to be of high credit quality. “A” ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

“BBB” – Securities considered to be of good credit quality. “BBB” ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

“BB” – Securities considered to be speculative. “BB” ratings indicate that there is an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

“B” – Securities considered to be highly speculative. “B” ratings indicate that material credit risk is present.

“CCC” – A “CCC” rating indicates that substantial credit risk is present.

“CC” – A “CC” rating indicates very high levels of credit risk.

“C” – A “C” rating indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned “RD” or “D” ratings, but are instead rated in the “B” to “C” rating categories, depending on their recovery prospects and other relevant characteristics. Fitch believes that this approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” obligation rating category, or to corporate finance obligation ratings in the categories below “CCC”.

“NR” – Is assigned to unrated obligations.

B-4

The DBRS long-term rating scale provides an opinion on the risk of default. That is, the risk that an issuer will fail to satisfy its financial obligations in accordance with the terms under which an obligation has been issued. Ratings are based on quantitative and qualitative considerations relevant to the issuer, and the relative ranking of claims. All rating categories other than AAA and D also contain subcategories “(high)” and “(low)”. The absence of either a “(high)” or “(low)” designation indicates the rating is in the middle of the category. The following summarizes the ratings used by DBRS for long-term debt:

“AAA” - Long-term debt rated “AAA” is of the highest credit quality. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

“AA” – Long-term debt rated “AA” is of superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from “AAA” only to a small degree. Unlikely to be significantly vulnerable to future events.

“A” – Long-term debt rated “A” is of good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than “AA.” May be vulnerable to future events, but qualifying negative factors are considered manageable.

“BBB” – Long-term debt rated “BBB” is of adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.

“BB” – Long-term debt rated “BB” is of speculative, non-investment grade credit quality. The capacity for the payment of financial obligations is uncertain. Vulnerable to future events.

“B” – Long-term debt rated “B” is of highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet financial obligations.

“CCC”, “CC” and “C” – Long-term debt rated in any of these categories is of very highly speculative credit quality. In danger of defaulting on financial obligations. There is little difference between these three categories, although “CC” and “C” ratings are normally applied to obligations that are seen as highly likely to default, or subordinated to obligations rated in the “CCC” to “B” range. Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the “C” category.

“D” – A security rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to “D” may occur. DBRS may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

Municipal Note Ratings

An S&P Global Ratings U.S. municipal note rating reflects S&P Global Ratings’ opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P Global Ratings’ analysis will review the following considerations:

h            Amortization schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

h            Source of payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Municipal Short-Term Note rating symbols are as follows:

“SP-1” – A municipal note rated “SP-1” exhibits a strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

“SP-2” – A municipal note rated “SP-2” exhibits a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” – A municipal note rated “SP-3” exhibits a speculative capacity to pay principal and interest.

B-5

Moody’s uses the Municipal Investment Grade (“MIG”) scale to rate U.S. municipal bond anticipation notes of up to three years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating. MIG ratings are divided into three levels – “MIG-1” through “MIG-3” while speculative grade short-term obligations are designated “SG”. The following summarizes the ratings used by Moody’s for short-term municipal obligations:

“MIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

“MIG-2” – This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

“MIG-3” – This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” – This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

“NR” – Is assigned to an unrated obligation.

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned: a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”). The second element uses a rating from a variation of the MIG rating scale called the Variable Municipal Investment Grade or “VMIG” scale. The rating transitions on the VMIG scale differ from those on the Prime scale to reflect the risk that external liquidity support generally will terminate if the issuer’s long-term rating drops below investment grade.

“VMIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-2” – This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-3” – This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“SG” – This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

“NR” – Is assigned to an unrated obligation.

About Credit Ratings

An S&P Global Ratings issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P Global Ratings’ view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and this opinion may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Moody’s credit ratings must be construed solely as statements of opinion and not statements of fact or recommendations to purchase, sell or hold any securities.

Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested. Fitch’s credit ratings cover the global spectrum of corporate, sovereign, financial, bank, insurance, and public finance entities (including supranational and sub-national) and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

B-6

Credit ratings provided by DBRS are forward-looking opinions about credit risk which reflect the creditworthiness of an issuer, rated entity, and/or security. Credit ratings are not statements of fact. While historical statistics and performance can be important considerations, credit ratings are not based solely on such; they include subjective considerations and involve expectations for future performance that cannot be guaranteed. To the extent that future events and economic conditions do not match expectations, credit ratings assigned to issuers and/or securities can change. Credit ratings are also based on approved and applicable methodologies, models and criteria (“Methodologies”), which are periodically updated and when material changes are deemed necessary, this may also lead to rating changes.

Credit ratings typically provide an opinion on the risk that investors may not be repaid in accordance with the terms under which the obligation was issued. In some cases, credit ratings may also include consideration for the relative ranking of claims and recovery, should default occur. Credit ratings are meant to provide opinions on relative measures of risk and are not based on expectations of any specific default probability, nor are they meant to predict such.

The data and information on which DBRS bases its opinions is not audited or verified by DBRS, although DBRS conducts a reasonableness review of information received and relied upon in accordance with its Methodologies and policies.

DBRS uses rating symbols as a concise method of expressing its opinion to the market but there are a limited number of rating categories for the possible slight risk differentials that will exist across the rating spectrum and DBRS does not assert that credit ratings in the same category are of “exactly” the same quality.

B-7

MIRAE ASSET DISCOVERY FUNDS

PART C

OTHER INFORMATION

Item 28.	Exhibits:
(a)(1)	Mirae Asset Discovery Funds (the “Registrant”) Certificate of Trust filed April 7, 2010. (b)
(a)(2)	Amendment to the Certificate of Trust. (g)
(a)(3)	Amendment to the Certificate of Trust.(j)
(a)(4)	Amendment to the Certificate of Trust.(k)
(a)(5)	Amendment to the Certificate of Trust. (l)
(a)(6)	Amendment to the Certificate of Trust.*
(a)(7)	Registrant’s Agreement and Declaration of Trust dated April 7, 2010. (b)
(b)	Registrant’s By-Laws dated April 7, 2010. (b)
(c)	Portions of the Agreement and Deed of Trust and By-Laws defining the rights of shareholders. (a)
(d)(1)	Investment Management Agreement between the Registrant and Mirae Asset Global Investments (USA) LLC. (f)
(d)(2)	Amendment to the Investment Management Agreement. (g)
(d)(3)	Amendment 3 to the Investment Management Agreement. (i)
(d)(4)	Amendment 4 to the Investment Management Agreement. (m)
(d)(5)	Amendment 5 to the Investment Management Agreement. (o)
(d)(6)	Amendment 6 to the Investment Management Agreement.*
(d)(7)	Sub-Management Agreement between Mirae Asset Global Investments (USA) LLC (“Mirae Asset USA”) and Mirae Asset Global Investments (Hong Kong) Ltd. (“Mirae Asset Hong Kong”). (f)
(d)(8)	Expense Limitation Agreement. (f)
(d)(9)	Amendment No. 1 to the Expense Limitation Agreement. (f)
(d)(10)	Amendment No. 2 to the Expense Limitation Agreement. (g)
(d)(11)	Third Amendment to Schedule A of Expense Limitation Agreement. (i)
(d)(12)	Fourth Amendment to Schedule A of Expense Limitation Agreement. (i)
(d)(13)	Fifth Amendment to Schedule A of Expense Limitation Agreement.(j)
(d)(14)	Sixth Amendment to Schedule A of Expense Limitation Agreement.(k)
(d)(15)	Seventh Amendment to Schedule A of Expense Limitation Agreement. (l)
(d)(16)	Eighth Amendment to Schedule A of Expense Limitation Agreement. (m)
(d)(17)	Ninth Amendment to Schedule A of Expense Limitation Agreement. (o)
(d)(18)	Tenth Amendment to Schedule A of Expense Limitation Agreement (p)
(d)(19)	Eleventh Amendment to Schedule A of Expense Limitation Agreement *
(e)(1)	Distribution Agreement between the Registrant and Funds Distributor, LLC. (f)
(e)(2)	Second Amendment to the Distribution Agreement. (g)
(e)(3)	Third Amendment to the Distribution Agreement. (m)
(e)(4)	Novation to Distribution Agreement between the Registrant and Funds Distributor, LLC. (p)
(e)(5)	Distribution Services Agreement between Mirae Asset USA and Funds Distributor, LLC. (f)
(e)(6)	First Amendment to the Distribution Services Agreement. (g)
(e)(7)	Form of Selling Group Member Agreement. (c)
(e)(8)	Form of Dealer Agreement. (c)
(f)	Not applicable.
(g)	Global Custodial Services Agreement between the Registrant and Citibank, N.A. (f)
(g)(1)	Third Revised Appendix A to the Global Custodial Services Agreement between the Registrant and Citibank, N.A. (m)
(g)(2)	Fourth Revised Appendix A to the Global Custodial Services Agreement between the Registrant and Citibank, N.A.*
(g)(3)	Fifth Revised Appendix A to the Global Custodial Services Agreement between the Registrant and Citibank, N.A.*
(h)(1)	Services Agreement between Registrant and Citi Fund Services Ohio, Inc. (f)
(h)(2)	Amendment dated 7/1/11 to the Services Agreement between the Registrant and Citi Fund Services Ohio, Inc. (f)
(h)(3)	Amendment to the Services Agreement between the Registrant and Citi Fund Services Ohio, Inc. (h)
(h)(4)	Amendment dated March 31, 2015 to the Services Agreement between the Registrant and Citi Fund Services Ohio, Inc.(l)
(h)(5)	Amendment to the Services Agreement between the Registrant and Citi Fund Services Ohio, Inc. (m)
(h)(6)	Amendment to the Services Agreement between the Registrant and Citi Fund Services Ohio, Inc. (p)
(h)(7)	Amendment to the Services Agreement between the Registrant and Citi Fund Services Ohio, Inc.*
(h)(8)	Principal Financial Officer Services Agreement between the Registrant and Citi Fund Services Ohio, Inc. (f)
(h)(9)	Amendment to the Principal Financial Officer Services Agreement. (h)
(h)(10)	Amendment to the Principal Financial Officer Services Agreement. (m)
(h)(11)	Amendment to the Principal Financial Officer Services Agreement.*
(h)(12)	Transfer Agency Services Agreement between the Registrant and Citi Fund Services Ohio, Inc. (assigned to FIS Investor Services LLC (f/k/a SunGard Investor Services, LLC)).(l)
(h)(13)	Amendment to Transfer Agency Services Agreement between Registrant and FIS Investor Services LLC (f/k/a SunGard Investor Services, LLC). (m)
(h)(14)	Amendment to Transfer Agency Services Agreement between Registrant and FIS Investor Services, LLC.(o)
(h)(15)	Amendment to Transfer Agency Services Agreement between Registrant and FIS Investor Services, LLC.*
(h)(16)	Uncommitted Demand Line of Credit Facility between the Registrant and Citibank, N.A. (p)

C-1

(i)(1)	Opinion and Consent of Counsel. (d)
(i)(2)	Opinion and Consent of Counsel (h)
(i)(3)	Opinion and Consent of Counsel (n)
(i)(4)	Opinion and Consent of Counsel (p)
(i)(5)	Opinion and Consent of Counsel (q)
(i)(6)	Consent of Counsel*
(j)	Not applicable.
(k)	Not applicable.
(l)	Purchase Agreement between Registrant and Mirae Asset Global Investments (USA) LLC. (f)
(m)(1)	Amended Class A Shares Distribution Plan Pursuant to Rule 12b-1. *
(m)(2)	Amended Class C Shares Distribution Plan Pursuant to Rule 12b-1. *
(n)	Amended Plan pursuant to Rule 18f-3. *
(o)	Not applicable.
(p)(1)	Mirae Asset Global Investments (USA) LLC Code of Ethics. (d)
(p)(2)	Mirae Asset Global Investments (Hong Kong) Ltd. Code of Ethics. (d)
(p)(3)	Registrant’s Code of Ethics. (d)
(p)(4)	Funds Distributor, LLC Code of Ethics. (d)
(q)	Power of Attorney. (p)

(a)	Sections 2.9, 2.10, 2.11, 2.12, 2.13, 2.14, 2.15, 3.2, 3.7, 3.8, 3.9, 6.1, 6.2, 6.3, 6.4, 6.5, 6.6, 6.7, 7.1, 7.2, 8.3, 9.2, 9.4, 9.6 of the Registrant’s Agreement and Deed of Trust; Sections 11.1, 11.2 and 11.7 of the Registrant’s By-Laws
(b)	Filed on April 13, 2010 as an exhibit to the Registrant’s initial Registration Statement on Form N-1A under the Securities Act of 1933, as amended (File No. 333-166018) (the “Registration Statement”)
(c)	Filed on August 19, 2010 as an exhibit to Pre-Effective Amendment No. 1 to the Registration Statement.
(d)	Filed on September 15, 2010 as an exhibit to Pre-Effective Amendment No. 2 to the Registration Statement.
(e)	Filed on January 26, 2011 as an exhibit to Post-Effective Amendment No. 4 to the Registration Statement.
(f)	Filed on August 29, 2011 as an exhibit to Post-Effective Amendment No. 13 to the Registration Statement.
(g)	Filed on January 31, 2012 as an exhibit to Post-Effective Amendment No. 23 to the Registration Statement.
(h)	Filed on February 29, 2012 as an exhibit to Post-Effective Amendment No. 27 to the Registration Statement.
(i)	Filed on August 28, 2012 as an exhibit to Post-Effective Amendment No. 33 to the Registration Statement.
(j)	Filed on August 28, 2013 as an exhibit to Post-Effective Amendment No. 35 to the Registration Statement.
(k)	Filed on August 28, 2014 as an exhibit to Post-Effective Amendment No. 37 to the Registration Statement.
(l)	Filed on August 28, 2015 as an exhibit to Post-Effective Amendment No. 40 to the Registration Statement.
(m)	Filed on November 16, 2015 as an exhibit to Post-Effective Amendment No. 43 to the Registration Statement.
(n)	Filed on December 16, 2015 as an exhibit to Post-Effective Amendment No. 45 to the Registration Statement.
(o)	Filed on August 26, 2016 as an exhibit to Post-Effective Amendment No. 46 to the Registration Statement.
(p)	Filed on August 28, 2017 as an exhibit to Post-Effective Amendment No. 48 to the Registration Statement.
(q)	Filed on October 24, 2017 as an exhibit to Post-Effective Amendment No. 50 to the Registration Statement.
*	Filed herewith.

Item 29.        Persons Controlled By or Under Common Control with Registrant:

None.

Item 30.        Indemnification:

Reference is made to Article VIII of the Registrant’s Agreement and Declaration of Trust, Section 7(A) of the Registrant’s Services Agreement and Section 7 of the Registrant’s Distribution Agreement.

Article VIII of Registrant’s Agreement and Declaration of Trust dated April 7, 2010 provides as follows:

The Trust shall indemnify each of its Trustees, Advisory Board Members and officers and persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor, or otherwise, and may indemnify any trustee, director or officer of a predecessor organization (each an “Indemnified Person”), against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and expenses including reasonable accountants’ and counsel fees) reasonably incurred in connection with the defense or disposition of any action, suit or other proceeding of any kind and nature whatsoever, whether brought in the right of the Trust or otherwise, and whether of a civil, criminal or administrative nature, before any court or administrative or legislative body, including any appeal therefrom, in which he or she may be involved as a party, potential party, non-party witness or otherwise or with which he may be threatened, while as an Indemnified Person or thereafter, by reason of being or having been such an Indemnified Person, except that no Indemnified Person shall be indemnified against any liability to the Trust or its Shareholders to which such Indemnified Person would otherwise be subject by reason of bad faith, willful misconduct, gross negligence or reckless disregard of his duties involved in the conduct of such Indemnified Person’s office (such willful misconduct, bad faith, gross negligence or reckless disregard being referred to herein as “Disabling Conduct”). Expenses, including accountants’ and counsel fees so incurred by any such Indemnified Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Trust or a Series in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Indemnified Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article VIII and either (i) such Indemnified Person provides security for such undertaking, (ii) the Trust is insured against losses arising by reason of such payment, or (iii) a majority of a quorum of disinterested, non-party Trustees, or independent legal counsel in a written opinion, determines, based on a review of readily available facts, that there is reason to believe that such Indemnified Person ultimately will be found entitled to indemnification.

C-2

Section 7(A) of the Services Agreement provides that the Registrant will indemnify the Administrator, its affiliates and its and their respective officer, director, employees and representatives for, and will defend and hold each Indemnity harmless from, all losses, costs, damages and expenses (including reasonable legal fees) incurred by the Administrator or such person in any action or proceeding between the Administrator and any third party arising from or in connection with the performance of the Services Agreement imposed on, incurred by, or asserted against the Administrator in connection with or arising out of the following: (i) the Services Agreement, except any loss resulting from the bad faith, willful misfeasance, negligence or reckless disregard of the Administrator, in each case in connection with the services set forth in the Agreement; or (ii) any alleged untrue statement of a material fact contained in any registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Registrant of the Registrant or arising out of or based upon any alleged omission to state a material fact required to be stated in any such document or necessary to make the statements in any such document not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished in writing to the Registrant by the Administrator specifically for use in the Offering Document.

Section 7 of the Distribution Agreement states that the Registrant shall indemnify, defend and hold harmless the Distributor, its affiliates and each of their respective members, managers, directors, officers, employees, representatives and any person who controls or previously controlled the Distributor within the meaning of the Securities Act of 1933 (the “Distributor Indemnitees”) free and harmless from and against any and all losses, claims, demands, liabilities, damages and expenses (including the costs of investigating or defending any alleged losses, claims, demands, liabilities, damages or expenses and any reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Registrant  (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law.  However, the Registrant is not obligated to indemnify any of the Distributor Indemnitees shall not be deemed to cover any losses arising out of any untrue statement or alleged untrue statement or omission or alleged omission made in the Registration Statement, Prospectus, annual or interim report, or any such advertising materials or sales literature in reliance upon and in conformity with information relating to the Distributor and furnished to the Registrant or its counsel by the Distributor in writing and acknowledging the purpose of its use. Additionally, the Registrant’s obligation to indemnify, defend and hold free and harmless the Distributor Indemnitees shall not apply to the extent that losses resulted from the Distributor’s willful misfeasance, bad faith, or gross negligence in the performance of its duties under the Distribution Agreement or by reason of its reckless disregard of its obligations under the Distribution Agreement.

Item 31.        Business and Other Connections of Investment Adviser:

(a)	Mirae Asset Global Investments (USA) LLC, an indirectly majority-owned subsidiary of Mirae Asset Global Investments Co., Ltd., was organized in 2008 for the purpose of providing advisory services to investment companies and other clients. Set forth below is a list of the principal officers and directors of Mirae Asset Global Investments (USA) LLC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years:

Name	Position with Mirae Asset Global Investments (USA) LLC	Other Substantial Business, Profession, Vocation or Employment
Peter T.C. Lee	Chief Executive Officer and Chief Investment Officer since 2016	Executive Managing Director (Chief Investment Officer), Global Investments Unit, of Mirae Asset Global Investments Co. Ltd. since May 2012.
Thomas Calabria	Chief Compliance Officer since 2014	Chief Compliance Officer at Horizons ETFs Management (USA) LLC since 2014.
Robert Shea	Chief Operating Officer since 2013	President (since 2014) and Trustee (since 2015) of Horizons ETF Trust; Director and Executive Vice President of Horizons ETFs Management (USA) LLC since 2013.

C-3

(b)	Mirae Asset Global Investments (Hong Kong) Limited, a wholly owned subsidiary of Mirae Asset Global Investments Co., Ltd., was organized in 2003 for the purpose of engaging in portfolio management activities primarily for institutional investors and investment trusts. Set forth below is a list of the principal officers and directors of Mirae Asset Global Investments (Hong Kong) Limited, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years:

Name	Position with Mirae Asset Global Investments (Hong Kong) Limited	Other Substantial Business, Profession, Vocation or Employment
Jung Ho Rhee, CFA	Chief Executive Officer Since 2012	Head of Asset Allocation Team at Mirae Asset Global Investments (Hong Kong) Ltd. in 2011; Managing Director of Global Research and Chief Financial Officer of Mirae Asset Securities (Hong Kong) Ltd. from 2009 to 2011.
Wan Youn Cho	Chief Operating Officer since 2013	None
Anita Lai Fun Yu	Chief Compliance Officer since 2016	None

Item 32.        Principal Underwriters:

(a)	Funds Distributor, LLC, the Registrant’s underwriter, serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

GMO Series Trust

GMO Trust

Mirae Asset Discovery Funds

(b)	The following are the officers and managers of Funds Distributor, LLC, the Registrant’s underwriter. The main business address of Funds Distributor, LLC is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Richard J. Berthy	Three Canal Plaza, Suite 100 Portland, ME 04101	President, Treasurer and Manager	None
Mark A. Fairbanks	Three Canal Plaza, Suite 100 Portland, ME 04101	Vice President	None
Jennifer E. Hoopes	Three Canal Plaza, Suite 100 Portland, ME 04101	Secretary	None
Nanette K. Chern	Three Canal Plaza, Suite 100 Portland, ME 04101	Vice President and Chief Compliance Officer	None
Jennifer K. DiValerio	Three Canal Plaza, Suite 100 Portland, ME 04101	Vice President	None

(c)	Not applicable.

Item 33.        Location of Accounts and Records:

Books or other documents required to be maintained by Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are maintained as follows:

(a)	Mirae Asset Global Investments (USA) LLC, 625 Madison Avenue, 3rd Floor, New York, New York 10022.
(b)	Mirae Asset Global Investments (Hong Kong) Ltd., Level 15, Three Pacific Place, 1 Queen’s Road East, Hong Kong (records relating to its role as sub-manager of Emerging Markets Fund, Asia Fund and Emerging Markets Great Consumer).
(c)	Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, Ohio 43219 (records relating to its role as administrator and fund accounting service provider).
(d)	Citibank, 111 Wall Street, New York, New York 10005 (records relating to its role as custodian).
(e)	Funds Distributor, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101 (records relating to its role as principal underwriter).
(f)	FIS Investor Services LLC, 4249 Easton Way, Suite 400, Columbus, Ohio 43219 (records relating to its role as transfer agent).

Item 34.        Management Services:

None.

Item 35.        Undertakings:

None.

C-4

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 52 (“Amendment”) to its Registration Statement on Form N-1A, pursuant to Rule 485(b) under the 1933 Act and the Registrant has duly caused this Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York, on the 22nd day of January, 2018.

MIRAE ASSET DISCOVERY FUNDS

By:	/s/ Peter T.C. Lee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Peter T.C. Lee	Trustee and President	January 22, 2018
Peter T.C. Lee	(Principal Executive Officer)

/s/ Joel Engle	Treasurer	January 22, 2018
Joel Engle	(Principal Financial and Accounting Officer)

John F. McNamara*	Trustee
John F. McNamara

Keith M. Schappert*	Trustee
Keith M. Schappert

Enrique R. Arzac*	Trustee
Enrique R. Arzac

* By:	/s/ Ioannis (John) Tzouganatos	January 22, 2018
Ioannis (John) Tzouganatos
as Attorney-In-Fact pursuant to Power of Attorney

Exhibit Index

Exhibit No.	Description
(a)(6)	Amendment to the Certificate of Trust
(d)(6)	Amendment 6 to the Investment Management Agreement
(d)(19)	Eleventh Amendment to Schedule A of Expense Limitation Agreement
(g)(2)	Fourth Revised Appendix A to the Global Custodial Services Agreement between the Registrant and Citibank, N.A.
(g)(3)	Fifth Revised Appendix A to the Global Custodial Services Agreement between the Registrant and Citibank, N.A.
(h)(7)	Amendment to the Services Agreement between the Registrant and Citi Fund Services Ohio, Inc.
(h)(11)	Amendment to the Principal Financial Officer Services Agreement
(h)(15)	Amendment to Transfer Agency Services Agreement between Registrant and FIS Investor Services, LLC.
(i)(6)	Consent of Counsel
(m)(1)	Amended Class A Shares Distribution Plan Pursuant to Rule 12b-1
(m)(2)	Amended Class C Shares Distribution Plan Pursuant to Rule 12b-1
(n)	Amended Plan pursuant to Rule 18f-3